[LOGO] RELIASTAR

                           20 Washington Avenue South
                          Minneapolis, Minnesota 55401

                           ---------------------------

                                SELECT*LIFE III

                FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICIES
                                    ISSUED BY
                          SELECT*LIFE VARIABLE ACCOUNT
                                       OF
                        RELIASTAR LIFE INSURANCE COMPANY

     ReliaStar Life Insurance Company is offering the flexible premium variable life insurance policy (Select*Life III) described in this prospectus. ReliaStar designed the Policy to provide (1) insurance protection to age 95; and (2) maximum flexibility regarding premium payments and death benefits. Subject to certain restrictions, Policy owners may:


     o    vary the frequency and amount of premium payments;

     o increase or decrease the level of death benefits payable under the Policy; and

     o    allocate premiums to:

          -- the Fixed Account, an account that provides a minimum specified rate of interest; and

          -- Sub-Accounts of Select*Life Variable Account, a variable account allowing you to invest in certain portfolios of the following
             Funds:

The Alger American Fund                          Neuberger Berman Advisers Management Trust
Fidelity Variable Insurance Products Fund        Northstar Galaxy Trust
Fidelity Variable Insurance Products Fund II     OCC Accumulation Trust
Janus Aspen Series                               Putnam Variable Trust

     If you allocate net premiums to Sub-Accounts of Select*Life Variable Account, the amount of the Policy's death benefit may, and the total value attributed to a Policy will, vary to reflect the investment performance of the Sub-Accounts you select.

     The Policy's primary purpose is to provide insurance protection for the beneficiary. ReliaStar does not claim that investing in the Policy is in any way similar or comparable to a systematic investment plan of a mutual fund.

     Generally, the Policy will remain in force as long as the cash surrender value (that is, the amount that ReliaStar would pay if you surrender the Policy) is sufficient to pay certain monthly charges. However, under certain circumstances the Policy provides a death benefit guarantee that allows the Policy to remain in force without regard to the cash surrender value (See "Death Benefit Guarantee").

     INTERESTS IN THE POLICIES AND SHARES OF THE FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF OR GUARANTEED BY A BANK, AND ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENTAL AGENCY.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED THESE SECURITIES OR DETERMINED THAT THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


     Please read this prospectus carefully and keep it for future reference. Call 1-800-456-6965 to obtain a current prospectus for any of the Funds. A current prospectus for each of the Funds must accompany this prospectus and should be read in conjunction with this prospectus.



THE DATE OF THIS PROSPECTUS IS APRIL 30, 1999

                               TABLE OF CONTENTS

DEFINITIONS................................................................ 5

PART 1. SUMMARY

The Policy................................................................. 7
Free Look Rights........................................................... 8
Premium Payments........................................................... 8
The Variable Account....................................................... 8
The Fixed Account.......................................................... 8
The Funds.................................................................. 8
Charges Against the Accumulation Value.................................... 11
Charge Upon Lapse or Total Surrender of the Policy........................ 11
Surrenders................................................................ 11
Partial Withdrawals....................................................... 11
Loans..................................................................... 11
Transfers................................................................. 12
Death Benefit Overview.................................................... 12
Adjusting the Death Benefit............................................... 12
Death Benefit Guarantee................................................... 12
Lapse..................................................................... 12
Taxation of Death Benefit Proceeds........................................ 12
Taxation of the Policy.................................................... 12

PART 2. DETAILED INFORMATION

ReliaStar Life Insurance Company.......................................... 13
The Policies.............................................................. 13
Deductions and Charges.................................................... 13
Premium Expense Charge.................................................... 13
 Sales Charge............................................................. 13
 Premium Tax Charge....................................................... 14
 Premium Processing Charge................................................ 14
Monthly Deduction......................................................... 14
 Cost of Insurance........................................................ 14
 Monthly Administrative Charge............................................ 14
 Monthly Mortality and Expense Risk Charge................................ 14
 Optional Insurance Benefit Charges....................................... 14
Surrender Charge.......................................................... 15
 General.................................................................. 15
 Contingent Deferred Administrative Charge................................ 15
 Contingent Deferred Sales Charge......................................... 15
Sales Charge Refund....................................................... 17
 Initial Face Amount...................................................... 17
 Requested Increases in Face Amount....................................... 17
 Effect of Sales Charge Refund............................................ 18
Partial Withdrawal and Transfer Charges................................... 18
Modification of Charges................................................... 18
Investment Advisory Fees and Other Fund Expenses.......................... 18
Fund Expenses............................................................. 19
The Variable Account...................................................... 21
Investments of the Variable Account....................................... 21
Performance Information................................................... 21
Death Benefit............................................................. 22
Death Benefit Options..................................................... 22

 Level Amount Option...................................................... 23

 Variable Amount Option................................................... 23
Which Death Benefit Option to Choose...................................... 23

Requested Changes in Face Amount.......................................... 23
 Increases................................................................ 23
 Decreases................................................................ 23
 Effect of Requested Changes in Face Amount............................... 24
Insurance Protection...................................................... 24
Changing the Death Benefit Option......................................... 25
Accelerated Benefit Rider................................................. 25

Payment and Allocation of Premiums........................................ 26
Issuing the Policy........................................................ 26

 Coverage................................................................. 26
 Minimum Initial Premium.................................................. 26
 Temporary Insurance...................................................... 26
Allocating Premiums....................................................... 26
 Crediting Net Premiums................................................... 26
 Refunding Premiums....................................................... 27
Amount and Timing of Premiums............................................. 27

Planned Periodic Premiums................................................. 28

Paying Premiums by Mail................................................... 28
Death Benefit Guarantee................................................... 28
Requirements for the Death Benefit Guarantee.............................. 28
Accumulation Value........................................................ 29
Specialized Uses of the Policy............................................ 30
Policy Lapse and Reinstatement............................................ 30
 Lapse.................................................................... 30
 Reinstatement............................................................ 31
Surrender Benefits........................................................ 31
Total Surrender........................................................... 31
Partial Withdrawal........................................................ 31
 Effect of Partial Withdrawals............................................ 31
Transfers................................................................. 32
 Telephone/Fax Instructions............................................... 32
 Dollar Cost Averaging Service............................................ 33
 Portfolio Rebalancing Service............................................ 33

 Transfer Limits.......................................................... 34

 Transfer Charges......................................................... 34
Policy Loans.............................................................. 34
 General.................................................................. 34
 Immediate Effect of Policy Loans......................................... 34
 Effect on Investment Performance......................................... 35
 Effect on Policy Coverage................................................ 35
 Interest................................................................. 35
 Repayment of Loan Amount................................................. 35

 Tax Considerations....................................................... 36

Free Look and Conversion Rights........................................... 36
 Free Look Rights......................................................... 36
 Conversion Rights........................................................ 36
  General Option.........................................................  36

  Connecticut............................................................  37

Additional Information on the Investments of the Variable Account......... 37
Investment Limits......................................................... 37

Addition, Deletion, or Substitution of Investments........................ 38

Voting Rights............................................................. 38

 Disregarding Voting Instructions......................................... 39

Paid-up Life Insurance Option............................................. 39
General Provisions........................................................ 39
Ownership................................................................. 39
Proceeds.................................................................. 39
Beneficiary............................................................... 39

Postponement of Payments.................................................. 40

Settlement Options........................................................ 40
 Interest on Settlement Options........................................... 40

Incontestability.......................................................... 41

Misstatement of Age and Sex............................................... 41
Suicide................................................................... 41
Termination............................................................... 41
Amendment................................................................. 41
Reports................................................................... 41
 Annual Statement......................................................... 41
 Projection Report........................................................ 41
 Other Reports............................................................ 41

Dividends................................................................. 42

Collateral Assignment..................................................... 42
Optional Insurance Benefits............................................... 42
 Accelerated Benefit Rider................................................ 42
 Accidental Death Benefit Rider........................................... 42
 Additional Insured Rider................................................. 42
 Waiver of Monthly Deduction Rider........................................ 42
 Children's Insurance Rider............................................... 42
 Waiver of Specified Premium Rider........................................ 42
Federal Tax Matters....................................................... 42
Introduction.............................................................. 42
Tax Status of the Policy.................................................. 42
Tax Treatment of Policy Benefits.......................................... 43
 In General............................................................... 43
 Modified Endowment Contracts............................................. 43
 Distributions from Modified Endowment Contracts.......................... 43

 Distributions from Policies That Are Not Modified Endowment Contracts.... 44

 Policy Loans............................................................. 44
 Multiple Policies........................................................ 44
Taxation of ReliaStar Life Insurance Company.............................. 44
Possible Changes in Taxation.............................................. 44
Other Considerations...................................................... 44
Legal Developments Regarding Employment-Related Benefit Plans............. 44

Preparing for Year 2000................................................... 45

Distribution of the Policies.............................................. 45
Management................................................................ 46
Executive Officers........................................................ 48
State Regulation.......................................................... 49
Massachusetts and Montana Residents....................................... 49
Legal Proceedings......................................................... 49
Bonding Arrangements...................................................... 49
Legal Matters............................................................. 49
Experts................................................................... 49
Registration Statement Contains Further Information....................... 50
Financial Statements...................................................... 50
Appendices............................................................... A-1

THE POLICY MAY NOT BE AVAILABLE IN ALL JURISDICTIONS. THIS PROSPECTUS CONSTITUTES AN OFFERING OR SOLICITATION ONLY IN THOSE JURISDICTIONS WHERE SUCH OFFERING OR SOLICITATION MAY LAWFULLY BE MADE.

RELIASTAR HAS NOT AUTHORIZED ANY PERSON TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS REGARDING THE POLICY OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS OR THE ACCOMPANYING FUND PROSPECTUSES. DO NOT RELY ON ANY SUCH INFORMATION OR REPRESENTATIONS.

DEFINITIONS


ACCUMULATION VALUE. The total value attributable to a specific Policy, which equals the sum of the Variable Accumulation Value (the total of the values in each Sub-Account of the Variable Account) and the Fixed Accumulation Value (the value in the Fixed Account). See "Accumulation Value" at page 29, and Appendix B.


AGE. The Insured's age at the last birthday determined as of the beginning of each Policy Year.

CASH SURRENDER VALUE. The Accumulation Value less any Surrender Charge, Loan
   Amount and unpaid Monthly Deductions.

CASH VALUE. The Accumulation Value less any Surrender Charge.

CODE. Internal Revenue Code of 1986, as amended.


DEATH BENEFIT. The amount determined under the applicable Death Benefit Option.
   We will reduce the proceeds payable to the beneficiary upon the Insured's death by any Loan Amount and any unpaid Monthly Deductions. See "Death Benefit" at page 22.

DEATH BENEFIT GUARANTEE. A feature guaranteeing that the Policy will not lapse during the Death Benefit Guarantee Period specified in your Policy if, on each Monthly Anniversary, the total premiums paid on the Policy, less any partial withdrawals and any Loan Amount, equals or exceeds the total required Minimum Monthly Premium payments specified in your Policy. See "Death Benefit Guarantee" at page 28.

DEATH BENEFIT OPTION. One of two death benefit options available under the Policy (the Level Amount Option and the Variable Amount Option). See "Death Benefit -- Death Benefit Options" at page 22.

FACE AMOUNT. The minimum Death Benefit under the Policy as long as the Policy remains in force. See "Death Benefit" at page 22.

FIXED ACCOUNT. ReliaStar Life Insurance Company's assets other than those allocated to the Variable Account or any other separate account. See Appendix A.

FIXED ACCUMULATION VALUE. The value attributable to a specific Policy based on amounts in the Fixed Account. Unlike the Variable Accumulation Value, the Fixed Accumulation Value will not reflect the investment performance of the Funds. See "Accumulation Value" at page 29 and Appendix B.

FUNDS. Any open-end management investment company (or portfolio thereof) or unit investment trust (or series thereof) in which a Sub-Account invests. See "Summary" at page 7 and "Fund Expenses" at page 19.


INSURED. The person upon whose life we issue the Policy.

ISSUE DATE. The date insurance coverage under a Policy begins.


LOAN AMOUNT. The sum of all unpaid Policy loans including unpaid interest due thereon. See "Policy Loans" at page 34.

MINIMUM FACE AMOUNT. The minimum Face Amount shown in the Policy (currently
   $150,000 for issue ages 0-44 and $100,000 for issue ages 45-80). The minimum Face Amount after issue is currently $125,000 for issue ages 0-44 and $75,000 for issue ages 45-80.

MINIMUM MONTHLY PREMIUM. A monthly premium amount that we determine when we issue the Policy. Your Policy will specify this amount. See "Death Benefit Guarantee" at page 28.


MONTHLY ANNIVERSARY. The same date in each succeeding month as the Policy Date.
   If the Monthly Anniversary falls on a date other than a Valuation Date, then the Monthly Anniversary will be the next Valuation Date. The first Monthly Anniversary is on the Policy Date.

MONTHLY DEDUCTION. A monthly charge we deduct from the Accumulation Value of the Policy. See "Deductions and Charges -- Monthly Deduction" at page 14.

NET PREMIUM. The premium you pay less a Premium Expense Charge.

PLANNED PERIODIC PREMIUM. The scheduled premium you select of a level amount at a fixed interval. The Policy will show the initial Planned Periodic Premium you select. See "Payment and Allocation of Premiums -- Planned Periodic Premiums" at page 28.


POLICY. Select*Life III, the flexible premium variable life insurance policy described in this prospectus.


POLICY ANNIVERSARY. The same date in each succeeding year as the Policy Date. If the Policy Anniversary falls on a date other than a Valuation Date, the Policy Anniversary will be the next Valuation Date.

POLICY DATE. The date shown on your Policy that ReliaStar uses to determine
   Policy Years, Policy Months, Monthly Anniversaries, and Policy Anniversaries.

POLICY MONTH. A one-month period beginning on a Monthly Anniversary.

POLICY YEAR. A 12-month period beginning on a Policy Anniversary.


PREMIUM EXPENSE CHARGE. An amount (5% in Policy Years 1 to 10 and currently 3% thereafter) ReliaStar deducts from each premium payment resulting in the Net Premium. See "Deductions and Charges -- Premium Expense Charge" at page 13.


RATE CLASS. A group of Insureds we determine based on our expectation that they will have similar mortality experience.

SEC. Securities and Exchange Commission.

SIGNATURE GUARANTEE. A guarantee of your signature by a member firm of the New
   York, American, Boston, Midwest, Philadelphia, or Pacific Stock Exchange, or by a commercial bank which is a member of the Federal Deposit Insurance Corporation, or, in certain cases, by a member firm of the National Association of Securities Dealers, Inc. that has entered into an appropriate agreement with us.

SUB-ACCOUNT. A sub-division of the Variable Account that invests exclusively in the shares of a specified Fund.


SURRENDER CHARGE. A charge imposed upon total surrender or lapse of the Policy during the first 15 Policy Years and the first 15 years following any requested increase in Face Amount. See "Deduction and Charges -- Surrender Charge" at page 15.

UNIT VALUE. The unit measure by which we determine the value of the Policy's interest in each Sub-Account. See Appendix B.


VALUATION DATE. Each day the New York Stock Exchange is open for business except for days that a Sub-Account's corresponding Fund does not value its shares. The New York Stock Exchange is currently closed on weekends and on the following holidays: New Year's Day; Rev. Dr. Martin Luther King, Jr. Day; Presidents' Day; Good Friday; Memorial Day; July Fourth; Labor Day; Thanksgiving Day; and Christmas Day. See Appendix B.

VALUATION PERIOD. The period beginning at the close of business on a Valuation
   Date and ending at the close of business on the next Valuation Date. See Appendix B.

VARIABLE ACCOUNT. Select*Life Variable Account, a separate investment account we established to receive and invest Net Premiums paid under the Policy and other variable life insurance policies we issue. See "The Variable Account" at page 8.


VARIABLE ACCUMULATION VALUE. The value attributable to a specific Policy based on amounts in the Variable Account. See "Accumulation Value" at page 29 and Appendix B.


WE, US, OUR, THE COMPANY, OR RELIASTAR. ReliaStar Life Insurance Company

YOU, YOUR. The Policy owner as designated in the application for the Policy or as subsequently changed. If a Policy has been absolutely assigned, the assignee is the Policy owner. A collateral assignee is not the Policy owner.

PART 1. SUMMARY

     This is a brief summary of the Policy's features. Please read the entire Prospectus and the Policy for more detailed information.

THE POLICY


     Select*Life III is a flexible premium variable life insurance contract with death benefits, cash values, and other features of traditional life insurance contracts. The Policies are:


     o "FLEXIBLE PREMIUM" because you do not have to pay premiums according to a fixed schedule; and

     o "VARIABLE" because Accumulation Values and, under certain circumstances, the Death Benefit will increase and decrease based on the investment performance of the Funds corresponding to the Sub-Accounts to which you allocate your premium payments.

     Under current Federal tax law, as long as the Policy qualifies as life insurance, Accumulation Value increases will be subject to the same Federal income tax treatment as traditional life insurance cash values. Therefore, any increases should accumulate on a tax deferred basis until you request a distribution. See "Federal Tax Matters -- Tax Status of the Policy." The following chart outlines the various features, charges, and expenses of the Policies. Additional, detailed information pertaining to charges and expenses is contained in this Summary and in "Deductions and Charges."


                            HOW SELECT*LIFE III WORKS


                                  [FLOW CHART]

                                PREMIUM PAYMENTS

                                     MINUS

                            PREMIUM EXPENSE CHARGES

                        Invested in Variable Sub-Account
                                or Fixed Account


                        Fund Managers       Fixed Account

                  Alger              Fidelity           Janus
    Northstar              Putnam                OpCap          Neuberger Berman

                                                                   DEATH BENEFIT

                                      PLUS

                                INVESTMENT RETURN
                             (Net of Fund Expenses)

                                      MINUS


                               MONTHLY DEDUCTIONS

Monthly Administrative Charge                  Mortality and Expense Risk Change
     Cost of Insurance                              Optional Benefit Charges

                                      MINUS

                               PARTIAL WITHDRAWALS

                                     EQUALS

                               ACCUMULATION VALUE

                                      MINUS

                       SURRENDER CHARGES AND POLICY LOANS

                                     EQUALS

                              CASH SURRENDER VALUE
                         (Plus any Sales Charge Refund)

FREE LOOK RIGHTS              You have a limited free look period during which
                              you have a right to return the Policy and receive a refund of all premiums paid. See "Free Look and Conversion Rights -- Free Look Rights". The Policy must be returned to us by the latest of:

                        o     Midnight of the 20th day after you receive it;

                        o Midnight of the 20th day after a written Notice of Right of Withdrawal is mailed or delivered to you; or

                        o Midnight of the 45th day after the date your application for the Policy is signed.


PREMIUM PAYMENTS        o     You choose when to pay and how much to pay.

                        o     We may refuse to accept any premium less than $25.


                        o You cannot pay additional premiums after Age 95 except as needed to keep your Policy in force for the remainder of the current Policy Year.

                        o We may refuse any premium that would disqualify your Policy as life insurance under Section 7702 of the Code.


                        o You may pay enough premiums to maintain the Death Benefit Guarantee in order to keep the Policy in force during at least the first several Policy Years. See "Death Benefit Guarantee" and "Payment and Allocation of Premiums -- Amount and Timing of Premiums."


                        o We deduct a Premium Expense Charge (5.00% of each premium payment in Policy years 1-10 and currently 3.00% of each premium payment after the 10th Policy Year) and credit the remaining premium (the Net Premium) to the Variable Account or the Fixed Account according to your instructions. See "Deductions and Charges -- Premium Expense Charge."


THE VARIABLE ACCOUNT    o     Select*Life Variable Account is one of our
(Select*Life Variable         separate accounts and consists of several
 Account)                     Sub-Accounts. We only invest premiums from our
                              variable life insurance policies in the Variable
                              Account.

                        o We invest any Net Premiums you allocate to each Sub-Account in shares of the Fund related to that Sub-Account.

                        o Variable Accumulation Value will vary with the investment performance of the Funds and the charges deducted from the Variable Accumulation Value. See "Accumulation Value."


THE FIXED ACCOUNT       o     Consists of all of our assets other than those in
                              our separate accounts (including the Variable
                              Account).


                        o We credit interest of at least 4% per year on any amounts you allocate to the Fixed Account.

                        o We may, in our sole discretion, credit interest in excess of 4%. See Appendix A, "The Fixed Account."


THE FUNDS               o     You can instruct ReliaStar to place your Net
                              Premium, in or transfer to, up to 17 of 29 investment portfolios over the lifetime of your Policy.

     The following chart lists the currently available Funds and outlines certain of their important characteristics.


                               INVESTMENT FUNDS



                                            ADVISER/
     FUND GROUP           FUND             SUBADVISER      MONEY MARKET  FIXED INCOME  GROWTH & INCOME
======================================================================================================

       Alger        Alger American        Fred Alger
      American          Growth         Management, Inc.
  New York, N.Y.       Portfolio
                    ----------------------------------------------------------------------------------
                    Alger American        Fred Alger
                        MidCap         Management, Inc.
                        Growth
                       Portfolio
                    ----------------------------------------------------------------------------------
                    Alger American        Fred Alger
                         Small         Management, Inc.
                    Capitalization
                       Portfolio

======================================================================================================
      Fidelity            VIP        Fidelity Management                                       X
   Investments(R)    Equity-Income    & Research Company
   Boston, Mass.       Portfolio
                    ----------------------------------------------------------------------------------
                      VIP Growth     Fidelity Management
                       Portfolio      & Research Company
                    ----------------------------------------------------------------------------------
                          VIP        Fidelity Management                       X
                      High Income     & Research Company
                       Portfolio




                    ----------------------------------------------------------------------------------
                          VIP        Fidelity Management          X
                     Money Market     & Research Company
                       Portfolio

                    ----------------------------------------------------------------------------------
                        VIP II       Fidelity Management
                      Contrafund      & Research Company
                       Portfolio



                    ----------------------------------------------------------------------------------
                        VIP II       Fidelity Management                                       X
                       Index 500      & Research Company
                       Portfolio
                    ----------------------------------------------------------------------------------
      Fidelity          VIP II       Fidelity Management                       X
   Investments(R)     Investment      & Research Company
  is a registered     Grade Bond
    trademark of       Portfolio
     FMR Corp.

======================================================================================================
       Janus         Aspen Series           Janus
                      Aggressive           Capital
    Denver, Co.         Growth           Corporation
                       Portfolio
                    ----------------------------------------------------------------------------------
                     Aspen Series           Janus
                        Growth             Capital
                       Portfolio         Corporation
                    ----------------------------------------------------------------------------------
                     Aspen Series           Janus
                     International         Capital
                        Growth           Corporation
                       Portfolio
                    ----------------------------------------------------------------------------------
                     Aspen Series           Janus
                       Worldwide           Capital
                        Growth           Corporation
                       Portfolio
======================================================================================================


                       [WIDE TABLE CONTINUED FROM ABOVE]


                                                                                                               PRIMARY
     FUND GROUP     INTERNATIONAL   BALANCED   GROWTH   AGGRESSIVE GROWTH         OBJECTIVE(S)               INVESTMENTS
==============================================================================================================================
       Alger                                     X                            Long-term capital         Equity securities of
      American                                                                   appreciation              large companies
  New York, N.Y.
                    ----------------------------------------------------------------------------------------------------------
                                                 X                            Long-term capital           Equity securities
                                                                                 appreciation            within the range of
                                                                                                           S&P MidCap 400
                                                                                                                Index
                    ----------------------------------------------------------------------------------------------------------
                                                                X             Long-term capital           Equity securities
                                                                                 appreciation            within the range of
                                                                                                         Russell 2000 Growth
                                                                                                         or S&P SmallCap 600
                                                                                                               Indexes
==============================================================================================================================
      Fidelity                                                                Reasonable income;          Income-producing
   Investments(R)                                                          also considers potential     equity securities and
   Boston, Mass.                                                           for capital appreciation       debt obligations
                    ----------------------------------------------------------------------------------------------------------
                                                 X                           Capital appreciation           Common stocks

                    ----------------------------------------------------------------------------------------------------------
                                                                              High current income         Income producing
                                                                                                          debt securities,
                                                                                                        preferred stocks and
                                                                                                       convertible securities,
                                                                                                          with an emphasis
                                                                                                          on lower quality
                                                                                                           debt securities
                    ----------------------------------------------------------------------------------------------------------
                                                                                 High current                U.S. dollar
                                                                               income consistent          denominated money
                                                                             with preservation of         market securities
                                                                             capital and liquidity
                    ----------------------------------------------------------------------------------------------------------
                                                 X                           Capital appreciation           Securities of
                                                                                                           companies whose
                                                                                                          value the adviser
                                                                                                           believes is not
                                                                                                          fully recognized
                                                                                                            by the public
                    ----------------------------------------------------------------------------------------------------------
                                                                               Total return that          Common stocks of
                                                                            corresponds to that of             S&P 500
                                                                                 S&P 500 Index
                    ----------------------------------------------------------------------------------------------------------
      Fidelity                                                                High current income         Investment-grade
   Investments(R)                                                               consistent with          intermediate fixed
  is a registered                                                           preservation of capital       income securities
    trademark of
     FMR Corp.

==============================================================================================================================
       Janus                                                    X             Long-term growth of     Nondiversified portfolio
                                                                                    capital               of common stocks


                    ----------------------------------------------------------------------------------------------------------
    Denver, Co.                                  X                             Long-term capital         Diversified common
                                                                                    growth                     stocks

                    ----------------------------------------------------------------------------------------------------------
                                        X                                      Long-term capital         Foreign issuers of
                                                                                    growth                  common stocks


                    ----------------------------------------------------------------------------------------------------------
                                        X                                      Long-term capital        Foreign and domestic
                                                                                    growth                  common stocks


==============================================================================================================================


                                               ADVISER/
     FUND GROUP             FUND              SUBADVISER       MONEY MARKET   FIXED INCOME   GROWTH & INCOME
============================================================================================================

      Neuberger          Advisers          Neuberger Berman          X
        Berman          Management            Management/
                       Trust Limited       Neuberger Berman,
                       Maturity Bond              LLC
                         Portfolio
                    ----------------------------------------------------------------------------------------
   New York, N.Y.        Advisers          Neuberger Berman
                        Management            Management/
                      Trust Partners       Neuberger Berman,
                         Portfolio                LLC
                    ----------------------------------------------------------------------------------------
                         Advisers          Neuberger Berman
                        Management            Management/
                      Trust Socially       Neuberger Berman,
                        Responsive                LLC
                         Portfolio
============================================================================================================
      Northstar          Emerging        Northstar Investment
                          Growth              Management
  Stamford, Conn.        Portfolio            Corporation
                    ----------------------------------------------------------------------------------------
                      Growth + Value     Northstar Investment
                         Portfolio            Management
                                             Corporation/
                                            Navellier Fund
                                           Management, Inc.
                    ----------------------------------------------------------------------------------------
                        High Yield       Northstar Investment        X
                         Portfolio            Management
                                              Corporation
                    ----------------------------------------------------------------------------------------
                       International     Northstar Investment
                      Value Portfolio         Management
                                          Corporation/Brandes
                                         Investment Partners,
                                                 L.P.
                    ----------------------------------------------------------------------------------------
                         Research        Northstar Investment
                         Enhanced             Management
                      Index Portfolio        Corporation/
                                              J.P. Morgan
                                              Investment
                                            Management Inc.
============================================================================================================
          OCC        OCC Accumulation            OpCap
                       Trust Equity            Advisors
   New York, N.Y.        Portfolio
                    ----------------------------------------------------------------------------------------
                     OCC Accumulation            OpCap
                       Trust Global            Advisors
                     Equity Portfolio
                    ----------------------------------------------------------------------------------------
                     OCC Accumulation            OpCap
                       Trust Managed           Advisors
                         Portfolio
                    ----------------------------------------------------------------------------------------
                     OCC Accumulation            OpCap
                        Trust Small            Advisors
                       Cap Portfolio
============================================================================================================
        Putnam            Putnam           Putnam Investment                                        X
 Investments, Inc.     VT Growth and       Management, Inc.
                        Income Fund
                    ----------------------------------------------------------------------------------------
    Boston, Mass.         Putnam           Putnam Investment
                          VT New           Management, Inc.
                       Opportunities
                           Fund
                    ----------------------------------------------------------------------------------------
                          Putnam           Putnam Investment
                      VT Voyager Fund      Management, Inc.
============================================================================================================


                       [WIDE TABLE CONTINUED FROM ABOVE]


                                                                                                             PRIMARY
     FUND GROUP      INTERNATIONAL   BALANCED   GROWTH   AGGRESSIVE GROWTH        OBJECTIVE(S)             INVESTMENTS
===========================================================================================================================
      Neuberger                                                              High current income        Short to
        Berman                                                               consistent with low     intermediate term
                                                                            risk to principal and    investment-grade debt
                                                                                liquidity and              securities
                                                                              secondarily total
                                                                                    return
                    -------------------------------------------------------------------------------------------------------
   New York, N.Y.                                  X                            Capital growth          Common stocks of
                                                                                                       medium- and large-
                                                                                                         capitalization
                                                                                                           companies
                    -------------------------------------------------------------------------------------------------------
                                                   X                              Long-term             Common stocks of
                                                                                capital growth        companies that meet
                                                                                                       both financial and
                                                                                                        social criteria

===========================================================================================================================
      Northstar                                    X                          Long-term capital          Common stocks
                                                                                 appreciation

                    -------------------------------------------------------------------------------------------------------
  Stamford, Conn.                                              X             Capital appreciation      Equity securities
                                                                             from investing in a
                                                                            diversified portfolio
                                                                             of equity securities

                    -------------------------------------------------------------------------------------------------------
                                                                            High current yield and      High-yield bonds
                                                                             capital appreciation

                    -------------------------------------------------------------------------------------------------------
                           X                                                   Long-term capital     International equities
                                                                                 appreciation



                    -------------------------------------------------------------------------------------------------------
                                                   X                           Long-term capital          Common stocks
                                                                                 appreciation




===========================================================================================================================
          OCC                                      X                           Long-term capital          Securities of
                                                                                 appreciation              undervalued
   New York, N.Y.                                                                                           companies
                    -------------------------------------------------------------------------------------------------------
                           X                                                   Long-term capital      Global investments in
                                                                                 appreciation           equity securities

                    -------------------------------------------------------------------------------------------------------
                                                   X                           Growth of capital         Common stocks,
                                                                                                         bonds and cash
                                                                                                           equivalents
                    -------------------------------------------------------------------------------------------------------
                                                               X             Capital appreciation    Equity securities of
                                                                                                        companies under
                                                                                                          $1 billion
===========================================================================================================================
        Putnam                                                                 Capital growth &           Common stocks
 Investments, Inc.                                                              current income

                    -------------------------------------------------------------------------------------------------------
    Boston, Mass.                                  X                           Long-term capital          Common stocks
                                                                                 appreciation


                    -------------------------------------------------------------------------------------------------------
                                                               X             Capital appreciation         Common stocks

===========================================================================================================================



      For each Fund's expenses, see "Investment Advisory Fees and Other Fund Expenses". For additional information on the Funds, please refer to the printed booklet entitled "Variable Product Investment Options" which contains prospectuses of the Funds.

CHARGES AGAINST THE ACCUMULATION VALUE


     The Accumulation Value of the Policy is subject to the Monthly Deduction charges. We will deduct the Monthly Deduction each month from both the Fixed Accumulation Value and the Variable Accumulation Value on a proportionate basis depending on their relative Accumulation Values at that time. See "Deductions and Charges -- Monthly Deduction".


The Monthly Deduction includes:


     o A charge for the cost of insurance -- varies based on the Insured's sex, Age, Policy Year, Rate Class and Face Amount.


     o Monthly Administrative Charge -- currently $8.25 per month and guaranteed not to exceed $12.00 per month.


     o Monthly Mortality and Expense Risk Charge -- currently equal to 1/12 of .90% of the Variable Accumulation Value during the first 10 policy years. Each month thereafter the deduction equals 1/12 of .30% and guaranteed not to exceed 1/12 of .60% of the Variable Accumulation Value.


     o Any charges for optional insurance benefits -- vary depending upon the benefit(s) selected.

CHARGE UPON LAPSE OR TOTAL SURRENDER OF THE POLICY


     o We assess a Surrender Charge if your Policy lapses or if you surrender the Policy during the first 15 Policy Years (or during the first 15 years following a Face Amount increase).


     o We will determine the maximum Surrender Charge for the initial Face Amount and any requested increases in Face Amount on the Policy Date and on the effective date of any such requested increase.


     o The Surrender Charge for the initial Face Amount will depend on the initial Face Amount, the Insured's Age on the Policy Date, and the Insured's sex.

     o You do not pay this charge if the Policy remains in force during the entire relevant 15-year period. The Surrender Charge has two parts -- the Contingent Deferred Administrative Charge and the Contingent Deferred Sales Charge, which are determined separately. Surrender during the first two Policy Years and 24 months after increases in the Face Amount may be eligible for a refund of part of the Contingent Deferred Sales Charge. See "Deductions and Charges -- Surrender Charge".


SURRENDERS              o     In general, you will receive the Cash Surrender
                              Value if you surrender the Policy.

                        o To determine the Cash Surrender Value, we reduce your Accumulation Value by the Surrender Charge, if any, and any Loan Amount and unpaid Monthly Deductions. See "Surrender Benefits -- Total Surrender".


PARTIAL WITHDRAWALS     o     Once each Policy Year, after the first Policy
                              Year, you can withdraw part of your Cash Surrender
                              Value.


                        o You will not incur a Surrender Charge, but partial withdrawals are subject to a processing charge (currently $10, guaranteed not to exceed $25). See "Surrender Benefits -- Partial Withdrawal".


LOANS                   o     Depending on your state of residence, you can
                              borrow up to 75% of your Policy's Cash Value less any existing Loan Amount.

                        o Interest is payable in advance for each Policy Year and accrues daily at an effective annual rate that will not exceed 7.40%.

                        o After the 10th Policy Year, we currently charge interest at an annual rate of 5.21% on the portion of your Loan Amount that is not in excess of (1) the Accumulation Value, less (2) the total of all premiums paid net of all partial withdrawals.


                        o We reserve the right to limit borrowing during the first Policy Year. See "Policy Loans".

TRANSFERS               o     Currently, you can transfer all or part of your
                              Accumulation Value among the investment options.

                        o     We currently allow up to 24 transfers per year.

                        o There are certain restrictions on transfers from the Fixed Account.

                        o We currently assess no charge for transfers. However, we reserve the right to assess a maximum charge of $25 for each transfer. See "Transfers".


DEATH BENEFIT OVERVIEW

     You can choose one of two Death Benefit Options:

     o Level Amount Option -- whereby the Death Benefit is the greater of the Face Amount or the corridor percentage of Accumulation Value; or

     o Variable Amount Option -- whereby the Death Benefit is equal to the greater of the Face Amount plus the Accumulation Value, or the corridor percentage of Accumulation Value. See "Death Benefit".

     The Death Benefit until Age 95 under the Level Amount Option and the Variable Amount Option will never be less than the Face Amount as long as the Policy is in force and there is no Loan Amount or unpaid Monthly Deductions.


     We will reduce the proceeds payable upon the death of the Insured under any Death Benefit Option by any Loan Amount and any unpaid Monthly Deductions.


     Under certain circumstances, you may receive a part of the Death Benefit when the Insured has been diagnosed as having a terminal illness. See "Death Benefit -- Accelerated Benefit Rider".


ADJUSTING THE DEATH BENEFIT

     Although we reserve the right to limit Face Amount increases and decreases during the first two Policy Years, you have flexibility to adjust the Death Benefit by increasing or decreasing the Face Amount. You cannot decrease the Face Amount below the Minimum Face Amount shown in the Policy. Any increase in the Face Amount may require additional evidence of insurability satisfactory to us and will result in additional charges. See "Death Benefit -- Requested Changes in Face Amount".


     Generally, you may also change the Death Benefit Option at any time after the second Policy Year. See "Death Benefit -- Changing the Death Benefit Option".


     See "Death Benefit -- Insurance Protection" for a discussion of available techniques to adjust the amount of insurance protection to satisfy changing insurance needs.

DEATH BENEFIT GUARANTEE

     If you meet the requirements for the Death Benefit Guarantee, we will not lapse your Policy during the Death Benefit Guarantee Period even if the Cash Surrender Value is not sufficient to cover the Monthly Deduction that is due. See "Death Benefit Guarantee".

LAPSE

     If the Death Benefit Guarantee is not in effect, the Policy will lapse if the Cash Surrender Value is less than the Monthly Deduction due and if you do not make a sufficient payment during the grace period of 61 days. See "Policy Lapse and Reinstatement".

TAXATION OF DEATH BENEFIT PROCEEDS

     Under current Federal tax law, as long as the Policy qualifies as life insurance the Death Benefit under the Policy will be subject to the same Federal income tax treatment as proceeds of traditional life insurance. Therefore, the Death Benefit should not be taxable income to the beneficiary. See "Federal Tax Matters -- Tax Status of the Policy".

TAXATION OF THE POLICY

     The Company intends for the Policy to satisfy the definition of a life insurance contract under Section 7702 of the Code. Under certain circumstances, a Policy could be treated as a "modified endowment contract." The Company will monitor Policies and will attempt to notify an owner on a timely basis if his or her Policy is in jeopardy of becoming a modified endowment contract. See "Federal Tax Matters" for further discussion of the tax status of a Policy and the tax consequences of being treated as a life insurance contract or a modified endowment contract.

     A Policy lapse, surrender, partial withdrawal or loan may have adverse tax consequences in certain circumstances. See "Federal Tax Matters."

PART 2. DETAILED INFORMATION

RELIASTAR LIFE INSURANCE COMPANY

     ReliaStar Life Insurance Company is a stock life insurance company organized in 1885 and incorporated under the laws of the State of Minnesota. We are a direct, wholly owned subsidiary of ReliaStar Financial Corp. We offer individual life insurance and annuities, employee benefits and retirement contracts. Our Home Office is at 20 Washington Avenue South, Minneapolis, Minnesota 55401 (telephone 612-372-5507).

     From time to time, we may publish in advertisements, sales literature, and reports, the ratings and other information assigned to us by one or more independent rating organizations such as A.M. Best Company, Standard & Poor's, Moody's, and Duff & Phelps. The purpose of the ratings is to reflect our financial strength and/or claims-paying ability and should not be considered as bearing on the investment performance of assets held in the Variable Account. Each year the A.M. Best Company reviews the financial status of many insurers, culminating in the assignment of Best's Ratings. These ratings reflect their current opinion of the relative financial strength and operating performance of an insurance company in comparison to the norms of the life/health insurance industry. We have been assigned a rating of A+ by A.M. Best, which is a rating assigned to companies demonstrating superior overall performance and a very strong ability to meet obligations to policyholders over a long period. Such ratings do not reflect the investment in the Variable Account.

     ReliaStar is a charter member of the Insurance Marketplace Standard Association ("IMSA"). Companies that belong to IMSA subscribe to a rigorous set of standards that cover the various aspects of sales and service for individually sold life insurance and annuities. IMSA members have adopted policies and procedures that demonstrate a commitment to honesty, fairness and integrity in all customer contacts involving sales and service of individual life insurance and annuity products.


THE POLICIES

     The Policies are flexible premium variable life insurance contracts with death benefits, cash values, and other features of traditional life insurance contracts.


DEDUCTIONS AND CHARGES

     We deduct certain charges in connection with the Policy to compensate us for (1) providing the insurance benefits of the Policy (including any riders),
(2) administering the Policy, (3) assuming certain risks in connection with the Policy, and (4) incurring expenses in distributing the Policy.


     We deduct some charges from each premium payment. We deduct certain other charges monthly from both the Fixed Account and the Variable Account. We also assess a charge for each partial withdrawal and we may assess a charge for each transfer.


     We may realize a profit on one or more of these charges, such as the mortality and expense risk charge. We may use any such profits for any proper corporate purpose, including, among other things, payments of sales expenses.


     The Surrender Charge usually exceeds the Accumulation Value in the early Policy Years. This occurs because the Surrender Charge is usually more than the accumulated Minimum Monthly Premiums less Policy charges in the early Policy Years.


PREMIUM EXPENSE CHARGE


     We deduct the Premium Expense Charge from each premium payment. The Premium Expense Charge equals 5.00% of each premium payment in Policy Years 1 to 10 and 3% (guaranteed not to exceed 5.00%) in Policy Years after that. It consists of a sales charge and a premium tax charge. The amount remaining after we deduct the Premium Expense Charge is called the Net Premium.

     SALES CHARGE. A sales charge of 2.50% of each premium payment is deducted during the first ten Policy Years and a sales charge of .50% (guaranteed not to exceed 2.5%) is currently deducted after the tenth Policy Year. In addition, we may charge a contingent deferred sales charge if you surrender the Policy or the Policy lapses. See "Deductions and Charges -- Surrender Charge".

     PREMIUM TAX CHARGE. Various states and subdivisions impose a tax on premiums received by insurance companies. Premium taxes vary from state to state. A charge of 2.50% of each premium payment will be deducted by us. The deduction represents an amount we consider necessary to pay all taxes imposed by the state and any subdivisions.

     PREMIUM PROCESSING CHARGE. We may make a charge of up to $2.00 per premium payment to reimburse us for the cost of collecting and processing premiums, although we currently make no such charge. If a premium processing charge is made, it will be deducted from premium payments before the percentage deductions for sales charge and premium taxes.


MONTHLY DEDUCTION

     We deduct the charges described below from the Accumulation Value of the Policy on a monthly basis. The total of these charges is called the Monthly Deduction.

     We will deduct the Monthly Deduction on each Monthly Anniversary from the Fixed Account and the Sub-Accounts of the Variable Account on a proportionate basis depending on their relative Accumulation Values at that time. For purposes of determining these proportions, we reduce the Fixed Accumulation Value by the Loan Amount. Because the cost of insurance portion of the Monthly Deduction can vary from month to month, the Monthly Deduction itself will vary in amount from month to month.

     If the Cash Surrender Value is not sufficient to cover the Monthly Deduction on a Monthly Anniversary, the Policy may lapse. See "Death Benefit Guarantee" and "Policy Lapse and Reinstatement".


     COST OF INSURANCE. We will determine the monthly cost of insurance by multiplying the applicable cost of insurance rate or rates by the net amount at risk under the Policy. The net amount at risk under the Policy for a Policy Month is (1) the Death Benefit at the beginning of the Policy Month divided by
1.004074 (which reduces the net amount at risk, solely for purposes of computing the cost of insurance, by taking into account assumed monthly earnings at an annual rate of 5%), less (2) the Accumulation Value at the beginning of the Policy Month (reduced by any charges for rider benefits). As a result, the net amount at risk may be affected by changes in the Accumulation Value or in the Death Benefit.


     The Rate Class of an Insured may affect the cost of insurance. A Rate Class is a group of Insureds we determine based upon our expectation that they will have similar mortality experience. We currently place Insureds into standard Rate Classes or into substandard Rate Classes that involve a higher mortality risk. In an otherwise identical Policy, an Insured in the standard Rate Class will have a lower cost of insurance than an Insured in a Rate Class with higher mortality risks.

     If there is an increase in the Face Amount and the Rate Class applicable to the increase is different from that for the initial Face Amount or any prior requested increases in Face Amount, the net amount at risk will be calculated separately for each Rate Class. For purposes of determining the net amount at risk for each Rate Class, we will first assume the Accumulation Value to be part of the initial Face Amount. If the Accumulation Value is greater than the initial Face Amount, it will then be assumed to be part of each increase in order, starting with the first increase.


     We base cost of insurance rates on the sex, Issue Age, Policy Year and Rate Class(es) of the Insured. The actual monthly cost of insurance rates will reflect our expectations as to future experience. They will not, however, be greater than the guaranteed cost of insurance rates shown in the Policy, which are based on the Commissioner's 1980 Standard Ordinary Mortality Tables for smokers or nonsmokers, respectively.

     MONTHLY ADMINISTRATIVE CHARGE. Each month we deduct an administrative charge of $8.25 which is guaranteed not to exceed $12.00 each month.

     MONTHLY MORTALITY AND EXPENSE RISK CHARGE. Each month during the first 10 Policy Years we will deduct a charge equal to 1/12 of .90% of the Variable Accumulation Value. Each month thereafter we will deduct a charge equal to 1/12 of .30% of the Variable Accumulation Value, guaranteed not to exceed 1/12 of .60 for the duration of the Policy. The mortality and expense risk we assume is that our Cost of Insurance charges and other expense charges are not sufficient to cover our costs of death benefits, and any other expenses incurred in issuing and administering the Policies.

     OPTIONAL INSURANCE BENEFIT CHARGES. Each month we deduct charges for any optional insurance benefits added to the Policy by rider. See "General Provisions -- Optional Insurance Benefits".

SURRENDER CHARGE

     GENERAL. During the first 15 Policy Years and during the first 15 years following any requested increase in Face Amount, we make a Surrender Charge if you surrender the Policy or the Policy lapses. The Surrender Charge has two parts -- The Contingent Deferred Administrative Charge and the Contingent Deferred Sales Charge which are determined separately. The Surrender Charge will not be affected by any decrease in Face Amount or by any change in Face Amount resulting from a change in the Death Benefit Option.

     The Surrender Charge imposed upon early surrender or lapse will be significant. As a result you should purchase a Policy only if you have the financial capability to keep it in force for a substantial period of time.

     The Contingent Deferred Administrative Charge reimburses us for expenses incurred in issuing the Policy, such as processing the application (primarily underwriting) and setting up computer records. Because this charge is intended to cover the average anticipated issue expenses for all Policies, however, there is not necessarily a relationship between the amount of this charge for a given Policy and the amount of expenses that may be attributable to that Policy.

     The Contingent Deferred Sales Charge compensates us for expenses relating to the distribution of the Policy, including agents' commissions, advertising, and the printing of the prospectus and sales literature for new sales of the Policy.

     CONTINGENT DEFERRED ADMINISTRATIVE CHARGE. The maximum Contingent Deferred Administrative Charge for the initial Face Amount or any requested increase in Face Amount is determined on the Policy Date or on the effective date of any requested increase in Face Amount respectively. The maximum charge for the initial Face Amount during the first five Policy Years is $5.00 per $1,000 of Face Amount, which decreases thereafter in equal monthly increments until it becomes zero at the end of the 15 year period. For any requested increase in Face Amount, an additional Contingent Deferred Administrative Charge begins at zero, increases in equal monthly increments until it reaches the maximum after three years, and then remains level for the next two years. Beginning five years after the effective date of the increase, the additional Contingent Deferred Administrative Charge reduces in equal monthly increments until it becomes zero at the end of 15 years.

     The Contingent Deferred Administrative Charge for the initial Face Amount or a requested increase in Face Amount can be determined by multiplying (a) $5.00 by (b) the initial Face Amount or the Face Amount of the increase, as the case may be, and by (c) the applicable percentage from the Surrender Charge Percentage Table shown on page 16, and then dividing this amount by 1000.

     The calculation of the additional Contingent Deferred Administrative Charge for a requested increase in Face Amount is the same as for the initial Face Amount, except that (a) the charges are based on the amount of the increase, (b) the years and months are measured from the effective date of the increase, and
(c) different surrender percentage factors apply.

     CONTINGENT DEFERRED SALES CHARGE. The maximum Contingent Deferred Sales Charge for the initial Face Amount or any requested increase in Face Amount will be determined on the Policy Date or on the effective date of any requested increase respectively. For the initial Face Amount, the Contingent Deferred Sales Charge will remain level for the first five years in the relevant 15 year period, and then reduces in equal monthly increments until it becomes zero at the end of 15 years. For any requested increase in Face Amount, an additional Contingent Deferred Sales Charge begins at zero, increases in equal monthly increments until it reaches the maximum after three years, and then remains level for the next two years. Beginning five years after the effective date of the increase, the additional Contingent Deferred Sales Charge reduces in equal monthly increments until it becomes zero at the end of 15 years. The Contingent Deferred Sales Charge will vary depending upon the Insured's Age (on the Policy Date or on the effective date of an increase in Face Amount) and the Insured's sex.

     If you surrender the Policy during the first two Policy Years or during the first 24 months following a requested increase in Face Amount, you may be entitled to a refund of a portion of the Contingent Deferred Sales Charge. See "Sales Charge Refund".

     The Contingent Deferred Sales Charge will be equal to the lesser of:

     (a) 47.50% of the premiums attributable to the initial Face Amount of the Policy and any premiums attributable to an increase in Face Amount; or

     (b) The result of the Contingent Deferred Sales Charge calculation described below.

     CONTINGENT DEFERRED SALES CHARGE CALCULATION. For purposes of (b) above, the Contingent Deferred Sales Charge for the initial Face Amount or any requested increase in Face Amount is determined by multiplying (i) the applicable Charge per $1,000 of Face Amount from Appendix D by (ii) the Initial Face Amount or the Face Amount of the increase, as applicable, and by (iii) the applicable percentage from the Surrender Charge Percentage Table on the next page, and then dividing this amount by 1000.

     The additional Contingent Deferred Sales Charge for requested increases in Face Amount will be calculated in the same manner as illustrated in the example above. However, for purposes of determining the amount in (a) in the above example, the cumulative premium paid is replaced by the premiums attributable to the increase in Face Amount. The premiums attributable to the requested increase will consist of a defined proportion of the existing Accumulation Value on the date of the increase, plus an equal proportion of all premium payments made after the effective date of the increase. The defined proportion is determined by dividing (a) the Surrender Charge Guideline for the requested increase, by
(b) the sum of the Surrender Charge Guidelines for the Initial Face Amount and each requested increase in Face Amount.

     The Surrender Charge Guideline for the initial Face Amount or any requested increase in Face Amount is determined by multiplying (i) the applicable Guideline per $1,000 from Appendix E by (ii) the Initial Face Amount or the Face Amount of the increase, as applicable, and dividing by 1000.

     MASSACHUSETTS, MONTANA AND PENNSYLVANIA RESIDENTS. Appendices C, D and E and the preceding descriptions of the Contingent Deferred Sales Charge do not apply to policies issued in Massachusetts, Montana and Pennsylvania. The Contingent Deferred Sales Charge applied to Policies issued in Massachusetts and Montana is not affected by the Insured's sex. Therefore, the Contingent Deferred Sales Charge made on Policies issued in these two states will differ from the charge made in other states. In Pennsylvania, the Insured's sex will be a factor in determining the amount of Contingent Deferred Sales Charge applied to a Policy, but the charge will differ from the charge described above.


                       SURRENDER CHARGE PERCENTAGE TABLE

                                       THE FOLLOWING PERCENTAGES OF THE
                                    SURRENDER CHARGE WILL BE PAYABLE FOR:**
                                    ---------------------------------------
 IF SURRENDER OR LAPSE OCCURS IN    INITIAL FACE                FACE AMOUNT
 THE LAST MONTH OF POLICY YEAR:*       AMOUNT                    INCREASES
 -------------------------------    ------------                -----------
                1                       100%                        33%
                2                       100%                        67%
                3                       100%                       100%
                4                       100%                       100%
                5                       100%                       100%
                6                        90%                        90%
                7                        80%                        80%
                8                        70%                        70%
                9                        60%                        60%
               10                        50%                        50%
               11                        40%                        40%
               12                        30%                        30%
               13                        20%                        20%
               14                        10%                        10%
          15 and later                    0%                         0%

 *For requested increases, years are measured from the date of the increase.

**The percentages reduce equally for each Policy Month during the years shown.
  For example, during the seventh Policy Year, the percentage reduces equally each month from 90% at the end of the sixth Policy Year to 80% at the end of the seventh Policy Year.

SALES CHARGE REFUND

     During the first two Policy Years and during the first 24 Policy Months following the effective date of any requested increase in Face Amount, we may be required to refund a portion of the Contingent Deferred Sales Charge if you surrender the Policy. This refund is called the Sales Charge Refund.

     Any amount used in the calculation described below will be determined on the effective date of surrender.

     INITIAL FACE AMOUNT. If the Policy is surrendered during the first two Policy Years, a Sales Charge Refund will be made to the extent that the total sales charge deducted (the sales charge deducted from each premium payment and the Contingent Deferred Sales Charge) exceeds (i) 30% of actual premium payments made during the first Policy Year up to the amount of the Surrender Charge Guideline (see below) for the initial Face Amount, plus (ii) 9% of any actual premium payments made that exceed (i). In addition, the amount of the refund will never decrease as the result of the payment of a premium. After the second Policy Year, there is no Sales Charge Refund with respect to the initial Face Amount.

     As described above, the Sales Charge Refund is calculated based on percentages of premium payments. While the total sales charge deducted under the Policy is not based solely on premium payments, it is possible to translate the total sales charge into a percentage of premium payments. In general, the total sales charge deducted (before calculating the Sales Charge Refund) will be 50% of each premium payment until premium payments reach a certain level. The level ranges from approximately 35% of a Surrender Charge Guideline for a male age 0, up to approximately 111% of a Surrender Charge Guideline for a male age 40, and down to approximately 44% of a Surrender Charge Guideline for a male age 75. After premium payments reach this level, the total sales charge will equal 2.50% of each additional premium payment. During the two Policy Years when the Sales Charge Refund applies, however, the total sales charge will be limited to 30% of actual first year premium payments up to the amount of a Surrender Charge Guideline, 9% of actual premium payments until payments reach the level where the total sales charge drops to 2.50%, and 2.50% of any additional premium payments beyond that level. If you have any questions regarding the amount of your Sales Charge Refund, please call us.

     Due to the Sales Charge Refund, the total sales charge for the initial Face Amount will be significantly less if a Policy is surrendered during the first two Policy Years rather than shortly thereafter.

     The Surrender Charge Guideline will equal the amount obtained by dividing the Face Amount or the amount of the increase, as the case may be, by $1,000, and multiplying the result by the applicable factor from Appendix E.

     REQUESTED INCREASES IN FACE AMOUNT. If you cancel a requested increase in Face Amount during the first 24 Policy Months following the increase (but after the free look period -- see "Free Look and Conversion Rights -- Free Look Rights"), and the Policy is surrendered at any time thereafter, a Sales Charge Refund will be made to the extent that the total sales charge for the increase (the sales charge deducted from the portion of premiums attributable to the increase and the Contingent Deferred Sales Charge for the increase) exceeds (i) 30% of the premiums attributable to the increase in the 12 Policy Months following the increase up to the amount of the Surrender Charge Guideline for the increase (see immediately preceding paragraph), plus (ii) 9% of any premiums attributable to the increase that exceed (i). In addition, the amount of the refund will never decrease as the result of the payment of a premium. This refund is only available if the increase is cancelled within the 24 Policy Months following its effective date, and the Policy is subsequently surrendered. No refund is available if the increase is cancelled after the 24-month period.

     Calculating total sales charge deducted for an increase as a percentage of premiums attributable to the increase is, in general, the same as described above for the initial Face Amount. Thus, due to the Sales Charge Refund, the total sales charge for a requested increase in Face Amount may be significantly less if the increase is cancelled during the 24-month period following the increase rather than shortly thereafter. If you have any questions regarding the amount of your Sales Charge Refund, please call us.

     For the purposes of the preceding paragraph, the premiums attributable to the increase will be determined as described in the section entitled "Deductions and Charges -- Surrender Charge -- Calculation of Contingent Deferred Sales Charge", which means that, in effect, a proportionate amount of the existing Accumulation Value on the effective date of the increase will be deemed to be a premium payment for the increase, and subsequent premium payments will be prorated.

     EFFECT OF SALES CHARGE REFUND. The Sales Charge Refund will be applied to maintain the Policy in force when the Cash Surrender Value is insufficient to cover the Monthly Deduction. If the remaining Sales Charge Refund (not already applied to keep the Policy in force) is insufficient to cover the Monthly Deduction, this remaining Sales Charge Refund may be applied for the grace period under the Policy. See "Policy Lapse and Reinstatement". Any Sales Charge Refund not so applied will be refunded to you upon the total surrender of the Policy.


PARTIAL WITHDRAWAL AND TRANSFER CHARGES

     We currently make no charge for transfers and assess a $10.00 charge for each partial withdrawal. These charges are guaranteed not to exceed $25.00 per transfer or partial withdrawal for the duration of the Policy. The transfer charge will not be imposed on transfers that occur as a result of Policy loans or the exercise of conversion rights.


MODIFICATION OF CHARGES

     ReliaStar may modify any of the charges under the Policy, as well as the minimum Face Amount set forth in this Prospectus, because of special circumstances that result in lower sales, administrative, or mortality expenses. For example, special circumstances may exist in connection with group or sponsored arrangements, sales to our policyholders or those of affiliated insurance companies, or sales to employees or clients of members of our affiliated group of insurance companies. The amount of any reductions will reflect the reduced sales effort and administrative costs resulting from, or the different mortality experience expected as a result of, the special circumstances. Modifications will not be unfairly discriminatory against any person, including the affected Policy owners and owners of all other policies funded by the Variable Account.

     Persons purchasing under a sponsored arrangement may apply for simplified underwriting. If we approve such simplified underwriting, the cost of insurance may increase as a result of higher than anticipated mortality experience. However, any such increase will not cause the cost of insurance charge to exceed the guaranteed rates set forth in the Policy.


INVESTMENT ADVISORY FEES AND OTHER FUND EXPENSES

     Because the Variable Account purchases shares of the Funds, the net asset value of the Variable Account's investments will reflect the investment advisory fees and other expenses incurred by the Funds. Set forth below is information provided by each Fund on its total 1998 annual expenses as a percentage of the Fund's average net assets. See the prospectuses for the Funds for more information concerning these expenses.

                                  FUND EXPENSES


                                                                                            TOTAL INVESTMENT
                                                                    MANAGEMENT     OTHER      FUND AMOUNT
FUND                                                                   FEES      EXPENSES       EXPENSES
----                                                               ------------ ---------- -----------------
Alger American Growth Portfolio (a) ..............................      0.75%       0.04%         0.79%
Alger American MidCap Growth Portfolio (a) .......................      0.80%       0.04%         0.84%
Alger American Small Capitalization Portfolio (a) ................      0.85%       0.04%         0.89%
Fidelity VIP Equity-Income Portfolio (a) (b) .....................      0.49%       0.09%         0.58%
Fidelity VIP Growth Portfolio (a) (b) ............................      0.59%       0.09%         0.68%
Fidelity VIP High Income Portfolio (a) ...........................      0.58%       0.12%         0.70%
Fidelity VIP Money Market Portfolio ..............................      0.20%       0.10%         0.30%
Fidelity VIP II Contrafund Portfolio (a) (b) .....................      0.59%       0.11%         0.70%
Fidelity VIP II Index 500 Portfolio (a) (b) ......................      0.24%       0.11%         0.35%
Fidelity VIP II Investment Grade Bond Portfolio (a) ..............      0.43%       0.14%         0.57%
Janus Aggressive Growth Portfolio (a) (c) ........................      0.72%       0.03%         0.75%
Janus Growth Portfolio (a) (c) ...................................      0.65%       0.03%         0.68%
Janus International Growth Portfolio (a) (c) .....................      0.66%       0.20%         0.86%
Janus Worldwide Growth Portfolio (a) (c) .........................      0.65%       0.07%         0.72%
Neuberger Berman Advisers Management Trust Limited
 Maturity Bond Portfolio (a) (d) .................................      0.65%       0.11%         0.76%
Neuberger Berman Advisers Management Trust Partners
 Portfolio (a) (d) ...............................................      0.78%       0.06%         0.84%
Neuberger Berman Advisers Management Trust Socially
 Responsive Portfolio (a) (d) (e) ................................      0.85%       0.65%         1.50%
Northstar Galaxy Trust Emerging Growth Portfolio (f) .............      0.75%       0.15%         0.90%
Northstar Galaxy Trust Growth + Value Portfolio (f) ..............      0.75%       0.05%         0.80%
Northstar Galaxy Trust High Yield Bond Portfolio (f) .............      0.75%       0.05%         0.80%
Northstar Galaxy Trust International Value Portfolio (f) .........      1.00%       0.00%         1.00%
Northstar Galaxy Trust Research Enhanced Index Portfolio (f) .....      0.75%       0.15%         0.90%
OCC Equity Portfolio (a) (g) .....................................      0.80%       0.14%         0.94%
OCC Global Equity Portfolio (a) (g) ..............................      0.80%       0.33%         1.13%
OCC Managed Portfolio (a) (g) ....................................      0.78%       0.04%         0.82%
OCC Small Cap Portfolio (a) (g) ..................................      0.80%       0.08%         0.88%
Putnam VT Growth and Income Fund .................................      0.46%       0.04%         0.50%
Putnam VT New Opportunities Fund .................................      0.56%       0.05%         0.61%
Putnam VT Voyager Fund ...........................................      0.54%       0.04%         0.58%


     (a) The Company or its affiliates may receive compensation from an affiliate or affiliates of certain of the Funds based upon an annual percentage of the average net assets held in that Fund by the Company and by certain of the Company's insurance company affiliates. These amounts are intended to compensate the Company or the Company's affiliates for administrative, record keeping, and in some cases distribution, and other services provided by the Company and its affiliates to Funds and/or the Funds' affiliates. Payments of such amounts by an affiliate or affiliates of the Funds do not increase the fees paid by the Funds or their shareholders. The percentage paid may vary from one Fund company to another.

     (b) A portion of the brokerage commissions that certain portfolios pay was used to reduce Portfolio expenses. In addition, certain Portfolios have entered into arrangements with their custodian whereby credits realized as a result of uninvested cash balances are used to reduce custodian expenses. Including these reductions, the total operating expenses presented in the table would have been: 0.57% for Fidelity VIP Equity-Income Portfolio; 0.66% for Fidelity VIP Growth Portfolio; 0.28% for Fidelity VIP II Index 500 Portfolio; and 0.66% for Fidelity VIP II Contrafund Portfolio.

     (c) The fees and expenses in the table above are based on net expenses after expense offset arrangements for the fiscal year ended December 31, 1998. The information is net of fee reductions from Janus Capital. Fee reductions for the Aggressive Growth, Growth, International Growth, and Worldwide Growth Portfolios reduce the management fee to the level of the corresponding Janus retail fund, other waivers, if applicable, are first applied against the Management Fee and then against Other Expenses. Without such reductions, the Management Fee, Other Expenses and Total Investment Fund Annual Expenses would have been: 0.72%, 0.03%, and 0.75% for Janus Aggressive Growth Portfolio; 0.72%, 0.03%, and 0.75% for Janus Growth Portfolio; 0.75%, 0.20%, and 0.95% for Janus International Growth Portfolio; and 0.67%, 0.07%, and 0.74% for Janus Worldwide Growth Portfolio. Janus Capital has agreed to continue the waiver and fee reductions until at least the next annual renewal of the advisory agreement.

     (d) Neuberger Berman Advisers Management Trust is comprised of separate Portfolios, the following of which are available as funding options under the Policy: Limited Maturity Bond Portfolio, Partners Portfolio and Socially Responsive Portfolio ("Portfolio series"). Unlike the other funding options available under the contract, each of the Portfolio series invests all of its net investable assets in AMT Limited Maturity Bond Investments, AMT Partners Investments and AMT Socially Responsive Investments, respectively, of Advisers Managers Trust ("Investments series"). The Investment series in turn, invest directly in securities. For a more complete discussion of this structure, please see the prospectus for Neuberger Berman Advisers Management Trust Limited Maturity Bond Portfolio, Partners Portfolio and Socially Responsive Portfolio. Please note that the figures reported under "Management Fees" and "Other Expenses" include the aggregate of (i) the management fees paid by the Investment series,
          (ii) the administration fees paid by the Portfolio series, and (iii) all other expenses in the aggregate for the Investment series and Portfolio series, respectively.

     (e) Neuberger Berman Management Inc. ("NBMI") has undertaken to reimburse the Socially Responsive Portfolio for certain operating expenses, including the compensation of Neuberger Berman Advisers Management Trust and excluding taxes, interest, extraordinary expenses, brokerage commissions and transaction costs, that exceed in the aggregate, 1.50% of the average daily net asset value of the Socially Responsive Portfolio. The Socially Responsive Portfolio had not commenced operations as of December 31, 1998, and therefore these expense figures are estimated. Estimated expenses are expected to be 2.50% for the fiscal period ending December 31, 1999, prior to the reimbursement. The expense reimbursement policy is subject to termination upon 60 days' written notice. There can be no assurance that this policy will be continued after April 30, 2000. See "Expense Limitation" in the Socially Responsive Portfolio prospectus for further information.

     (f) The fee and expense information for the Northstar Galaxy Trust Emerging Growth Portfolio and International Value Portfolio has been restated to reflect current fees and expenses effective November 9, 1998. The fee and expense information for the Northstar Galaxy Trust Research Enhanced Index Portfolio has been restated to reflect current fees and expenses effective April 30, 1999. The investment adviser to the Northstar Galaxy Trust has agreed to reimburse the Northstar Growth + Value Portfolio and High Yield Bond Portfolio for any expenses in excess of 0.80% of each Portfolio's average daily net assets. It has also agreed to reimburse the Emerging Growth, Research Enhanced Index, and International Value Portfolios for amounts in excess of 0.90%, 0.90% and 1.00%, respectively. In the absence of the investment adviser's expense reimbursements, the Total Investment Fund Annual Expenses that would have been paid by each Portfolio during its fiscal year ended December 31, 1998 would have been: Northstar Galaxy Trust Growth + Value Portfolio: 1.02%; Northstar Galaxy Trust High Yield Bond Portfolio: 1.23%; Northstar Galaxy Trust Research Enhanced Index Portfolio: 1.29%; Northstar Galaxy Trust Emerging Growth
          Portfolio: 1.14%. For the Northstar Galaxy Trust International Value Portfolio, on an annualized basis, absent expense reimbursement, the actual expenses for this Portfolio are 1.68%. Expense reimbursements are voluntary. There is no assurance of ongoing reimbursement. The Northstar Galaxy Trust Emerging Growth Portfolio (formerly the Northstar Galaxy Trust Income and Growth Portfolio) operated under an investment objective of seeking income balanced with capital appreciation from inception through November 8, 1998, when the investment objective was modified to seeking long-term capital appreciation. The Northstar Galaxy Trust Research Enhanced Index Portfolio (formerly the Northstar Galaxy Trust Multi-Sector Bond Portfolio) operated under an investment objective of seeking current income while preserving capital through April 29, 1999, when the investment objective was modified to seeking long-term capital appreciation.

     (g) Management Fees reflect effective management fees after taking into effect any waiver. Other Expenses are shown net of expense offsets afforded the Portfolios. Total Portfolio Expenses for the Equity, Small Cap and Managed Portfolios are limited by OpCap Advisors so that their respective annualized operating expenses (net of any expense offsets) do not exceed 1.00% of average daily net assets. Total Portfolio Expenses for the Global Equity Portfolio are limited to 1.25% of average daily net assets (net of expense offsets).


THE VARIABLE ACCOUNT

     On October 11, 1984, we established the Select*Life Variable Account as one of our separate accounts pursuant to the laws of the State of Minnesota.
The Variable Account:

     o will receive and invest the Net Premiums paid and allocated to it under this Policy;

     o currently receives and invests net premiums for other classes of flexible premium variable life insurance policies we issue and may do so for additional classes in the future;

     o meets the definition of a "separate account" under the federal securities laws; and

     o is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 ("1940 Act"). Such registration does not involve supervision by the SEC of the management or investment policies or practices of the Variable Account, us, or the Funds.

     We own the Variable Account's assets. However, Minnesota law provides that we cannot charge the Variable Account with liabilities arising out of any other business we may conduct. We are required to maintain assets which are at least equal to the reserves and other liabilities of the Variable Account. We may transfer assets which exceed these reserves and liabilities to our general account (the Fixed Account).

INVESTMENTS OF THE VARIABLE ACCOUNT


     There are currently 29 investment options (Funds) available under the Variable Account. However, we only permit you to participate in a maximum of 17 investment options over the lifetime of your Policy. The Summary and the "Additional Information on the Investments of the Variable Account" describe the Funds currently offered. You also should read the Funds' prospectuses for more detailed information, particularly because several of the Funds and portfolios may have objectives that are quite similar. Please call the telephone number listed on the first page of this Prospectus to request a Fund's prospectus. THERE IS NO ASSURANCE THAT ANY FUND WILL ACHIEVE ITS INVESTMENT OBJECTIVE(S).



PERFORMANCE INFORMATION


     Performance information for the Sub-Accounts of the Variable Account and the Funds available for investment by the Variable Account may appear in advertisements, sales literature, or reports to Policy owners or prospective purchasers. Such performance information for the Sub-Accounts will reflect deductions of Fund expenses and be adjusted to reflect the Mortality and Expense Risk Charge, but will not reflect deductions for the cost of insurance or the Surrender Charge. We will accompany quotations of performance information for the Funds by performance information for the Sub-Accounts. Performance information for the Funds will take into account all fees and charges at the Fund level, but will not reflect any deductions from the Variable Account. Performance information reflects only the performance of a hypothetical investment during a particular time period in which the calculations are based. We may provide performance information showing total returns and average annual total returns for periods prior to the date a Sub-Account commenced operation. We will calculate such performance information based on the assumption that the Sub-Accounts were in existence for the same periods as those indicated for the Funds, with the level of charges at the Variable Account level that were in effect at the inception of the Sub-Accounts.

     We provide individualized hypothetical illustrations of Accumulation Value, Cash Surrender Value and Death Benefit based on historical investment returns of the Funds. These illustrations will reflect deductions for Fund expenses and Policy and Variable Account charges, including the Monthly Deduction, Premium Expense Charge and the Surrender Charge. We will base these hypothetical illustrations on the actual historical experience of the Funds as if the Sub-Accounts had been in existence and a Policy issued for the same periods as those indicated for the Funds.

     We may compare performance of the Sub-Accounts and/or the Funds in advertisements and sales literature:

     o    to other variable life insurance issuers in general

     o to the performance of particular types of variable life insurance policies investing in mutual funds

     o to investment series of mutual funds with investment objectives similar to each of the Sub-Accounts, whose performance is reported by Lipper Analytical Services, Inc. and Morningstar, Inc. (independent services that monitor and rank the performances of variable life insurance issuers in each of the major categories of investment objectives on an industry-wide basis), or reported by other series, companies, individuals or other industry or financial publications of general interest, such as FORBES, MONEY, THE WALL STREET JOURNAL, BUSINESS WEEK, BARRON'S, KIPLINGER'S, and FORTUNE

     o to the Standard & Poor's Index of 500 common stocks and the Dow Jones Industrials, which are widely used measures of stock market performance

     We may also compare the performance of each Sub-Account to other widely recognized indices. Unmanaged indices may assume the reinvestment of dividends, but typically do not reflect any "deduction" for the expense of operating or managing an investment portfolio.


DEATH BENEFIT


     If the Insured dies while the Policy is in force, we will pay the Death Benefit reduced by any Loan Amount and unpaid Monthly Deductions. This amount is called the proceeds. We may pay all or part of the proceeds in cash to your beneficiaries or under one or more of the settlement options we offer (see "General Provisions -- Settlement Options").

     GUIDELINE PREMIUM TEST. The Death Benefit will be determined with reference to the requirements for the Guideline Premium Test for qualifying a Policy as a life insurance contract under Code Section 7702(a) (2). Under these requirements, the sum of the premiums paid under a Policy may not exceed the "guideline premium limitations," as defined in Code Section 7702(a). The Death Benefit at any time is never less than the Accumulation Value multiplied by the Corridor Percentages, which vary according to the Age of the Insured, (as defined in Code Section 7702(d)).


                           CORRIDOR PERCENTAGE TABLE

                      CORRIDOR                           CORRIDOR                           CORRIDOR
 INSURED'S AGE ON   PERCENTAGE OF   INSURED'S AGE ON   PERCENTAGE OF   INSURED'S AGE ON   PERCENTAGE OF
  PREVIOUS POLICY   ACCUMULATION     PREVIOUS POLICY   ACCUMULATION     PREVIOUS POLICY   ACCUMULATION
    ANNIVERSARY         VALUE          ANNIVERSARY         VALUE          ANNIVERSARY         VALUE
 ----------------   -------------   ----------------   -------------   ----------------   -------------
   40 or younger        250%               54              157                68               117
        41              243                55              150                69               116
        42              236                56              146                70               115
        43              229                57              142                71               114
        44              222                58              138                72               113
        45              215                59              134                73               111
        46              209                60              130                74               109
        47              203                61              128               75-90             105
        48              197                62              126                91               104
        49              191                63              124                92               103
        50              185                64              122                93               102
        51              178                65              120                94               101
        52              171                66              119            95 or older          100
        53              164                67              118



DEATH BENEFIT OPTIONS

     The Policy provides two Death Benefit Options as shown below. You choose the Death Benefit Option on the application for the Policy. Subject to certain limitations, you can change the Death Benefit Option after issuance of the Policy. See "Death Benefit -- Change in Death Benefit Option".

     The Death Benefit prior to Age 95 depends on the Death Benefit Option chosen as described below regardless of the Death Benefit Option chosen.

     OPTION A. (Level Amount Option.) Prior to Age 95, the Death Benefit is the greater of the current Face Amount of the Policy or the Corridor Percentage of Accumulation Value on the Valuation Date on or next following the date of the Insured's death. Under Option A, the Death Benefit will remain level unless the corridor percentage of Accumulation Value exceeds the current Face Amount, in which case the amount of the Death Benefit will vary as the Accumulation Value varies.

     OPTION B. (Variable Amount Option.) Prior to Age 95, the Death Benefit is equal to the greater of the current Face Amount plus the Accumulation Value of the Policy, or the corridor percentage of the Accumulation Value on the Valuation Date on or next following the date of the Insured's death. Under Option B, the amount of the Death Benefit will always vary as the Accumulation Value varies.

WHICH DEATH BENEFIT OPTION TO CHOOSE

     If you prefer to have premium payments and favorable investment performance reflected partly in the form of an increasing Death Benefit, you should choose the Variable Amount Option. If you are satisfied with the amount of your existing insurance coverage and prefer to have premium payments and favorable investment performance reflected to the maximum extent in the Accumulation Value and lower cost of insurance charges, you should choose the Level Amount Option.


REQUESTED CHANGES IN FACE AMOUNT

     Subject to certain limitations, you may request an increase or decrease in the Face Amount. We reserve the right to limit increases and decreases in the Face Amount during the first two Policy Years.


     INCREASES. For an increase in the Face Amount, you must submit a written request to us. We may also require additional evidence of insurability satisfactory to us. The effective date of the increase will be the Monthly Anniversary on or next following our approval of the increase. The increase may not be less than $5,000. We will currently permit increases up to the Insured's Age 80, if our requirements are met. We will deduct any charges associated with the increase (the increases in the cost of insurance and the Surrender Charge upon lapse or total surrender -- see "Effect of Requested Changes in Face Amount" below) from the Accumulation Value, whether or not you pay an additional premium in connection with the increase. You will be entitled to limited free look rights with respect to requested increases in Face Amount.
See "Free Look Rights".

     DECREASES. For a decrease in the Face Amount, you must submit a written request to us. Any decrease in the Face Amount will be effective on the Monthly Anniversary on or next following our receipt of a written request. You cannot request a decrease in the Face Amount more frequently than once every six months. The Face Amount remaining in force after any requested decrease may not be less than the Minimum Face Amount shown in the Policy. If, following a decrease in Face Amount, the Policy would no longer qualify as life insurance under Federal tax law (see "Federal Tax Matters -- Tax Status of the Policy"), we will limit the decrease to the extent necessary to meet these requirements.


     For purposes of determining the cost of insurance, we will apply decreases in the Face Amount to reduce the current Face Amount in the following order:

     (1) The Face Amount provided by the most recent increase;

     (2) The next most recent increases successively; and

     (3) The Face Amount when the Policy was issued.

     By reducing the current Face Amount in this manner, the Rate Class applicable to the most recent increase in Face Amount will be eliminated first, then the Rate Class applicable to the next most recent increase, and so on, for the purposes of calculating the cost of insurance. This assumption will affect the cost of insurance under the Policy only if different Rate Classes have been applied to the current Face Amount. A Rate Class is a group of Insureds we determine based upon our expectation that they will have similar mortality experience. We currently place Insureds into standard Rate Classes or into substandard Rate Classes that involve a higher mortality risk (for example, a 200% Rate Class or a 300% Rate Class). In an otherwise identical Policy, an Insured in the standard Rate Class will have a lower cost of insurance than an Insured in a substandard Rate Class with higher mortality risks. See "Deductions and Charges -- Monthly Deduction".


     For example, assume that the initial Face Amount was $200,000 with a standard Rate Class, and that successive increases of $50,000 (at a Rate Class of 200%) and $100,000 (at a Rate Class of 300%) were added. If a decrease of $100,000 or less is requested, the amount of insurance at a 300% Rate Class will be reduced first. If a decrease of more than $100,000 is requested, the amount at a 300% Rate Class will be eliminated, and the excess over $100,000 will next reduce the amount of insurance at a 200% Rate Class.

     EFFECT OF REQUESTED CHANGES IN FACE AMOUNT. An increase or decrease in Face Amount will affect the Monthly Deduction because the cost of insurance depends upon the Face Amount. The charge for certain optional insurance benefits may also be affected. See "Deductions and Charges -- Monthly Deduction". An increase in the Face Amount will increase the Surrender Charge and Monthly Amount Charge, but a decrease in the Face Amount will not reduce the Surrender Charge or the Monthly Amount Charge. The Surrender Charge is, however, imposed only upon lapse or total surrender of the Policy and not upon a requested decrease in Face Amount. See "Deductions and Charges -- Surrender Charge".

     An increase in the Face Amount will increase the Minimum Monthly Premium as of the effective date of the increase. Therefore, additional premium payments may be required to maintain the Death Benefit Guarantee. A decrease in the Face Amount will reduce the Minimum Monthly Premium as of the effective date of the decrease. A Face Amount decrease may also shorten the Death Benefit Guarantee Period if a term insurance rider is attached. See "Death Benefit Guarantee".

     The additional Surrender Charge on a requested increase in the Face Amount will reduce the Cash Surrender Value (which is the Accumulation Value less any Surrender Charge, Loan Amount and unpaid Monthly Deductions). If the resulting Cash Surrender Value is not sufficient to cover the Monthly Deduction, the Policy may lapse unless the Death Benefit Guarantee is in effect. See "Policy Lapse and Reinstatement -- Lapse" and "Death Benefit Guarantee".

INSURANCE PROTECTION

     As your insurance needs change, you may increase or decrease the pure insurance protection provided by the Policy (that is, the difference between the Death Benefit and the Accumulation Value) in one of several ways. These ways include

     o increasing or decreasing the Face Amount of insurance, changing the level of premium payments, and,

     o    making a partial withdrawal under the Policy.

     Although the consequences of each of these methods will depend upon the individual circumstances, they may be generally summarized as follows:

     o AN INCREASE IN THE FACE AMOUNT (which is generally subject to underwriting approval -- see "Death Benefit -- Requested Changes in Face Amount") will likely increase the amount of pure insurance protection, depending on the amount of Accumulation Value and the resultant corridor percentage limitation. If the insurance protection is increased, the Policy charges generally will increase as well.

     o A DECREASE IN THE FACE AMOUNT will, subject to the corridor percentage limitations (see "Death Benefit -- Death Benefit Options"), decrease the pure insurance protection without reducing the Accumulation Value. If the Face Amount is decreased, the Cost of Insurance charges generally will decrease as well. (Note that the Surrender Charge will not be reduced. See "Deductions and Charges -- Surrender Charge".)

     o A CHANGE IN THE LEVEL OF PREMIUM can have a variety of effects, as follows.

               Under the Level Amount Option, until the corridor percentage of Accumulation Value exceeds the Face Amount, (a) an increased level of premium payments will reduce the amount of pure insurance protection, and (b) a reduced level of premium payments will increase the amount of pure insurance protection.

               Under the Variable Amount Option, until the corridor percentage of Accumulation Value exceeds the Face Amount plus the Accumulation Value, the level of premium payments will not affect the amount of pure insurance protection. (However, both the Accumulation Value and the Death Benefit will be increased if premium payments are increased, and reduced if premium payments are reduced.)

               Under any Death Benefit Option, if the Death Benefit is the corridor percentage of Accumulation Value, then (a) an increased level of premium payments will increase the amount of pure insurance protection (subject to underwriting approval -- see "Payment and Allocation of Premiums -- Amount and Timing of Premiums"), and (b) a reduced level of premium payments will reduce the pure insurance protection.

     o A PARTIAL WITHDRAWAL will reduce the Death Benefit. See "Surrender Benefits -- Partial Withdrawal". However, it has a limited effect on the amount of pure insurance protection and charges under the Policy, because the decrease in the Death Benefit is usually equal to the amount of Accumulation Value withdrawn. The primary use of a partial withdrawal is to withdraw Accumulation Value. Furthermore, it results in a reduced amount of Accumulation Value and increases the possibility that the Policy will lapse.

     YOU SHOULD CONSIDER THE TECHNIQUES DESCRIBED IN THIS SECTION FOR CHANGING THE AMOUNT OF PURE INSURANCE PROTECTION UNDER THE POLICY (FOR EXAMPLE, CHANGING THE FACE AMOUNT, MAKING A PARTIAL WITHDRAWAL, AND CHANGING THE AMOUNT OF PREMIUM PAYMENTS) TOGETHER WITH THE OTHER RESTRICTIONS AND CONSIDERATIONS DESCRIBED ELSEWHERE IN THIS PROSPECTUS.

CHANGING THE DEATH BENEFIT OPTION


     After the second Policy Year, you may change the Death Benefit Option. You must submit a written request to change the Death Benefit Option. A change in the Death Benefit Option will also change the Face Amount. If the Death Benefit Option is changed from the Level Amount Option to the Variable Amount Option, the Face Amount will be decreased by an amount equal to the Accumulation Value on the effective date of the change. You cannot change from the Level Amount Option to the Variable Amount Option if the resulting Face Amount would fall below the minimum Face Amount (currently $25,000).

     If you change the Death Benefit Option from the Variable Amount Option to the Level Amount Option, we will increase the Face Amount by an amount equal to the Policy's Accumulation Value on the effective date of the change.


     An increase or decrease in Face Amount resulting from a change in the Death Benefit Option will affect the future Monthly Deductions because the cost of insurance depends upon the Face Amount. A change in the Face Amount resulting from a change in the Death Benefit Option may also affect the charge for certain optional insurance benefits. See "Deductions and Charges -- Monthly Deduction". However, a Face Amount change resulting from a Death Benefit Option change will not affect the Surrender Charge.

     Changes in the Death Benefit Option do not currently require additional evidence of insurability.

ACCELERATED BENEFIT RIDER

     Under certain circumstances, the Accelerated Benefit Rider allows a Policy owner to accelerate benefits from the Policy that we otherwise would pay upon the Insured's death. The benefit may vary state-by-state and you should consult your registered representative as to whether and to what extent the rider is available in a particular state and on any particular Policy. Generally, we will provide an Accelerated Benefit if the Insured has a terminal illness that will result in the death of the Insured within 12 months, as certified by a physician. The Accelerated Benefit will not be more than 50% of the amount that would be payable at the death of the Insured. The Accelerated Benefit will first be used to pay off any outstanding Policy loans and interest due. The remainder of the Accelerated Benefit will be paid in a lump sum to the Policy owner. Limitations, as described in the Accelerated Benefit Rider, may apply.

     We will establish a lien against the Policy for the amount of the Accelerated Benefit plus an administrative charge, plus interest on the lien. We will first use any proceeds from the Policy to repay this lien. We will reduce the your access to the Cash Value by the amount of the lien. We also will reduce the proceeds payable to the beneficiary by the amount of the lien. We will assess an administrative charge of up to $300 at the time the we pay the Accelerated Benefit. The Accelerated Benefit will not affect the premium payable on the Policy. Receipt of a benefit under the Accelerated Benefit Rider may give rise to Federal or state income tax. Consult a competent tax advisor for further information.

     The above information is not a complete summary of the Rider. All of the terms and provisions of the Accelerated Benefit Rider are set forth in the Rider and you should refer to the Rider in order to fully ascertain its benefits and limitations.

PAYMENT AND ALLOCATION OF PREMIUMS

ISSUING THE POLICY

     An individual applying for a Policy must complete an application and personally deliver it to our licensed agent. We will only issue a Policy to an applicant Age 80 or less who supplies evidence of insurability satisfactory to us. The minimum Face Amount is currently $150,000 for issue ages 0 through 44 and $100,000 for issue ages 45 through 80, but we reserve the right to specify a different minimum Face Amount for issuing a new Policy. Acceptance is subject to our underwriting rules and we reserve the right to reject an application for any reason permitted by law.


     COVERAGE. Coverage under a Policy begins on the later of the Issue Date or the date we receive at least the minimum initial premium (see immediately following section). In general, if the applicant pays at least the minimum initial premium with the application, the Issue Date will be the later of the date of the application or the date of any medical examination required by our underwriting procedures. However, if underwriting approval has not occurred within 45 days after we receive the application or if you authorize premiums to be paid by bank account monthly deduction, the Issue Date will be the date of underwriting approval.

     If you authorize premiums to be paid by government allotment, the Issue Date generally will be, subject to our underwriting approval, the first day of the month in which we receive the first Minimum Monthly Premium through government allotment, whether or not a Minimum Monthly Premium is collected with the application. If a Minimum Monthly Premium is collected with the application, it will be allocated to the Sub-Accounts of the Variable Account and the Fixed Account on the Valuation Date next following the Issue Date.

     MINIMUM INITIAL PREMIUM. The minimum initial premium is three Minimum Monthly Premiums (see "Death Benefit Guarantee"). If, however, you authorize premiums to be paid by bank account monthly deduction or government allotment, we will accept one Minimum Monthly Premium together with the required authorization forms. The Minimum Monthly Premium is specified in the Policy and determines the payments required to maintain the Death Benefit Guarantee.

     TEMPORARY INSURANCE. At the time the application is taken, the applicant can receive temporary insurance coverage by paying a premium equal to 10% of annualized Minimum Monthly Premium. The temporary insurance will be for the Face Amount specified in the premium receipt and will be effective until the earliest of the following:

     o    The date the coverage under the Policy is effective.

     o The date the applicant receives an offer for an alternative policy, a notice of termination of temporary insurance coverage, or notice that we have rejected the application.

     o The date of death of the proposed Insured, any proposed additional Insured's, or any proposed Insured child.


     o The 180th day after the date of the receipt for the temporary insurance.

ALLOCATING PREMIUMS

     You may choose the initial allocation of your Net Premiums (your Gross Premiums less the Premium Expense Charge) to the Fixed Account and/or to the Sub-Accounts of the Variable Account on the application for the Policy.


     You may change the premium allocation at any time by notifying us in writing. Changes will not be effective until the date we receive your request and will only affect premiums we receive on or after that date. The new premium allocation may be 100% to any Account or divided in whole percentage points totaling 100%. We reserve the right to adjust any allocation to eliminate fractional percentages. Changing the current premium allocation will not affect the allocation of existing Accumulation Value.

     CREDITING NET PREMIUMS. We will credit Net Premiums on the latest of the following dates:

     o    The Valuation Date following the date of underwriting approval.

     o    The Valuation Date on or next following the Policy Date.

     o The Valuation Date on or next following the date we receive at least the required minimum initial premium payment.

     o In the case of Policies issued under government allotment programs, the Valuation Date next following the Issue Date.

     REFUNDING PREMIUMS. We will return all premiums paid without interest if any of the following occur:

     o    We send notice to the applicant that the insurance is declined.

     o    The applicant refuses an offer for an alternative policy.

     o The applicant does not supply required medical exams or tests within 30 days of the date of the application.

     o The applicant returns the Policy under the limited free look right. See "Free Look and Conversion Rights -- Free Look Rights".

AMOUNT AND TIMING OF PREMIUMS

     The amount and frequency of premium payments will affect the Accumulation Value, the Cash Surrender Value, and how long the Policy will remain in force (including affecting whether the Death Benefit Guarantee is in effect -- see "Death Benefit Guarantee"). After the initial premium, you may determine the amount and timing of subsequent premium payments within the following restrictions:

     o In most cases, we will require that you pay cumulative premiums sufficient to maintain the Death Benefit Guarantee to keep the Policy in force during at least the first several Policy Years. See "Death Benefit Guarantee."

     o    We may choose not to accept any premium less than $25.

     o We reserve the right to limit the amount of any premium payment. In general, during the first Policy Year we will not accept total premium payments in excess of $250,000 on the life of any Insured, whether such payments are received on a Policy or on any other insurance policy issued by us or our affiliates. Also, we will not accept any premium payment in excess of $50,000 on any Policy after the first Policy Year. We may waive any of these premium limitations.

     o We may require additional evidence of insurability satisfactory to us if any premium would increase the difference between the Death Benefit and the Accumulation Value (that is, the net amount at risk). A premium payment would increase the net amount at risk if at the time of payment the Death Benefit would be based upon the applicable corridor percentage of Accumulation Value. See "Death Benefit -- Death Benefit Options".

     o In no event may the total of all premiums paid, both scheduled and unscheduled, exceed the current maximum premium payments allowed for life insurance under Section 7702 of the Code. If at any time you pay a premium that would result in total premiums exceeding the current maximum premiums allowed, we will only accept that portion of the premium which would make total premiums equal the maximum. We will return any part of the premium in excess of that amount, and we will not accept further premiums until allowed by the current maximum premium limitations.

     o You may pay additional premiums (other than Planned Periodic Premiums) at any time while the Policy is in force before Age 95. We may limit the number and amount of these additional payments. However you may always pay premiums if needed to keep your Policy in force for the remainder of the current Policy Year.

     o If you want to make a large premium payment under this Policy, and you wish to avoid Modified Endowment Contract classification, you may contact us in writing before making the payment and we will tell you the maximum amount which you can pay into the Policy. See "Federal Tax Matters -- Tax Status of the Policy".

PLANNED PERIODIC PREMIUMS

     You may choose a Planned Periodic Premium schedule which indicates a preference as to future amounts and frequency of payment. You may pay Planned Periodic Premiums annually, semi-annually, quarterly or, if you choose, you can pay the Planned Periodic Premiums by bank account monthly deduction or government allotment.

     Your Policy will show the amount and frequency of your initial Planned Periodic Premium. You may change the Planned Periodic Premium at any time by written request. We may limit the amount of any increase. Failure to make any Planned Periodic Premium payment will not, however, necessarily result in lapse of the Policy. On the other hand, making Planned Periodic Premium payments will not guarantee that the Policy remains in force. See "Death Benefit Guarantee" and "Policy Lapse and Reinstatement".

PAYING PREMIUMS BY MAIL

     You may pay Planned Periodic Premiums and Unscheduled Additional Premiums to the Company by mailing the payments to:

     ReliaStar Life Insurance Company
     P.O. Box 1880
     Minneapolis, Minnesota 55480-1880

DEATH BENEFIT GUARANTEE

     If you meet the requirements described below, we guarantee that we will not lapse the Policy even if the Cash Surrender Value is not sufficient to cover the Monthly Deduction that is due. This feature of the Policy is called the "Death Benefit Guarantee". Each Policy will specify the Death Benefit Guarantee Period. For a standard rated Policy without any term insurance riders the Death Benefit Guarantee Period is the first five Policy Years for issue ages 0-59 and the first four Policy Years for issue ages 60-80.

     In general, the two most significant benefits from the Death Benefit Guarantee are as follows:

     o First, during the early Policy Years, the Cash Surrender Value will generally not be sufficient to cover the Monthly Deduction, so that the Death Benefit Guarantee will be necessary to avoid lapse of the Policy. See "Policy Lapse and Reinstatement". This occurs because the Surrender Charge usually exceeds the Accumulation Value in these years. In this regard, you should consider that if you request an increase in Face Amount, an additional Surrender Charge would apply for the 15 years following the increase, which could create a similar possibility of lapse as exists during the early Policy Years.

     o Second, to the extent the Cash Surrender Value declines due to poor investment performance, or due to an additional Surrender Charge after a requested increase, the Cash Surrender Value may not be sufficient even in later Policy Years to cover the Monthly Deduction, so that the Death Benefit Guarantee may also be necessary in later Policy Years to avoid lapse of the Policy.

Thus, even though the Policy permits premium payments that are less than the Minimum Monthly Premiums, you may lose the significant protection provided by the Death Benefit Guarantee by paying less than the Minimum Monthly Premiums.

REQUIREMENTS FOR THE DEATH BENEFIT GUARANTEE

     The Death Benefit Guarantee will be in effect if the sum of all premiums paid minus any partial withdrawals and any loans are equal to or greater than the sum of the Minimum Monthly Premiums since the Policy Date. You must satisfy the requirements for the Death Benefit Guarantee as of each Monthly Anniversary, even though you do not have to pay premiums monthly.

     EXAMPLE: The Policy Date is January 1, 2000. The Minimum Monthly Premium is $100 per month. No Policy loans or partial withdrawals are taken and no Face Amount changes have occurred.

     Case 1. You pay $100 each month. The Death Benefit Guarantee is maintained.

     Case 2. You pay $1,000 on January 1, 2000. The $1,000 maintains the Death Benefit Guarantee without your paying any additional premiums for the next 10 months (through October 31, 2000). However, you must pay at least $100 by November 1, 2000 to maintain the Death Benefit Guarantee through November 30, 2000.

     We will determine (and the Policy will indicate) the amount of the initial Minimum Monthly Premium at issuance of the Policy. The initial Minimum Monthly Premium will depend upon the Insured's sex, Age at issue, Rate Class, optional insurance benefits added by rider, and the initial Face Amount.

     The following Policy changes may change the Minimum Monthly Premium:

     o A requested increase or decrease in the Face Amount (see "Death Benefit -- Requested Changes in Face Amount").

     o A change in the Death Benefit Option (see "Death Benefit -- Changing the Death Benefit Option").

     o The addition or termination of a Policy rider (see "General Provisions -- Optional Insurance Benefits").

We will notify you in writing of any changes in the Minimum Monthly Premium.

     If you have not made sufficient premium payments to maintain the Death Benefit Guarantee as of any Monthly Anniversary, we will send you notice of the premium payment required to maintain the Death Benefit Guarantee. If we do not receive the required premium payment within 61 days from the date of our notice, the Death Benefit Guarantee will terminate. The Death Benefit Guarantee cannot be reinstated.


     Even if the Death Benefit Guarantee terminates, the Policy will not necessarily lapse. For a discussion of the circumstances under which the Policy may lapse, see "Policy Lapse and Reinstatement".


ACCUMULATION VALUE

     The Accumulation Value of the Policy (that is, the total value attributable to a specific Policy in the Variable Account and the Fixed Account) is equal to the sum of the Variable Accumulation Value (the value attributable to the Variable Account) plus the Fixed Accumulation Value (the value attributable to the Fixed Account). You should distinguish the Accumulation Value from the Cash Surrender Value that would actually be paid to you upon total surrender of the Policy, which is the Accumulation Value less any Surrender Charge, Loan Amount and unpaid Monthly Deductions. See "Surrender Benefits -- Total Surrender". You should also distinguish the Accumulation Value from the Cash Value, which determines the amount available for Policy loans, and is the Accumulation Value less any Surrender Charge. See "Policy Loans."

     The Variable Accumulation Value will generally vary daily and will increase or decrease to reflect the investment performance of the Funds in which Sub-Accounts of the Variable Account have been invested.

     We will increase the Variable Accumulation Value by:

     o    any Net Premiums credited to the Variable Account, and

     o    any transfers from the Fixed Account.

     We will reduce the Variable Accumulation Value by:

     o    the Monthly Deduction attributable to the Variable Account,

     o    partial withdrawals from the Variable Account,

     o any transfer and partial withdrawal charges attributable to the Variable Account, and

     o any amounts transferred from the Variable Account to the Fixed Account (including amounts transferred from the Variable Account to the Fixed Account as security for Policy loans -- see "Policy Loans").

     We will increase the Fixed Accumulation Value by:

     o    any Net Premiums credited to the Fixed Account,

     o any interest credited to the Fixed Account (determined at our discretion, but guaranteed not to be less than 4%), and

     o any amounts transferred from the Variable Account to the Fixed Account (including amounts transferred to the Fixed Account as security for Policy loans -- see "Policy Loans").

     We will reduce the Fixed Accumulation Value by:

     o    the Monthly Deduction attributable to the Fixed Account,

     o    partial withdrawals from the Fixed Account,

     o any transfer and partial withdrawal charges attributable to the Fixed Account, and

     o    any amounts transferred from the Fixed Account to the Variable
          Account.

     See Appendix B for a detailed discussion of the calculation of Accumulation Value. Appendix C includes an illustration of various Accumulation Values, Cash Surrender Values, and Death Benefits, assuming different levels of premium payments and various investment returns for selected Ages and Face Amounts.

SPECIALIZED USES OF THE POLICY

     Because the Policy provides for an accumulation of Cash Surrender Value as well as a Death Benefit, the Policy can be used for various individual and business financial planning purposes. Purchasing the Policy in part for such purposes entails certain risks. For example, if the investment performance of the Sub-Accounts to which Accumulation Value is allocated is poorer than expected or if sufficient premiums are not paid, the Policy may lapse or may not accumulate sufficient Accumulation Value or Cash Surrender Value to fund the purpose for which the Policy was purchased. Withdrawals and Policy loans may significantly affect current and future Accumulation Value, Cash Surrender Value, or Death Benefit proceeds. Depending upon Sub-Account investment performance and the amount of a Policy loan, the loan may cause a Policy to lapse. Because the Policy is designed to provide benefits on a long-term basis, before purchasing a Policy for a specialized purpose a purchaser should consider whether the long-term nature of the Policy is consistent with the purpose for which it is being considered. Using a Policy for a specialized purpose may have tax consequences. See "Federal Tax Matters".

POLICY LAPSE AND REINSTATEMENT

     LAPSE. Unlike traditional life insurance policies, the failure to make a Planned Periodic Payment will not by itself cause the Policy to lapse (terminate). If the Death Benefit Guarantee is not in effect, the Policy will lapse only if, as of any Monthly Anniversary, the Cash Surrender Value plus any Sales Charge Refund is less than the Monthly Deduction due, and a grace period of 61 days expires without a sufficient payment. If (during the first two Policy Years or the first 24 Policy Months after a requested increase in Face Amount) there exists any Sales Charge Refund (see "Sales Charge Refund") sufficient to supplement the Cash Surrender Value so as to cover the Monthly Deduction, then the Sales Charge Refund will be applied by us to keep the Policy in force. The amount of Sales Charge Refund available for such application is reduced on each Monthly Anniversary as so applied. Any payment made by you after we have kept the Policy in force in this manner will first be used to reimburse us for the amount of Sales Charge Refund so applied.

     During the early Policy Years, the Cash Surrender Value (even when supplemented by the Sales Charge Refund) will generally not be sufficient to cover the Monthly Deduction, so that premium payments sufficient to maintain the Death Benefit Guarantee will be required to avoid lapse. See "Death Benefit Guarantee".

     The Policy does not lapse, and the insurance coverage continues, until the expiration of a 61-day grace period which begins on the date we send you written notice indicating that the Cash Surrender Value plus any Sales Charge Refund is less than the Monthly Deduction due. Our written notice will indicate the amount of the payment required to avoid lapse. If you do not make a sufficient payment within the grace period, then the Policy will lapse without value.

     As discussed above, any Sales Charge Refund will be applied to keep the Policy in force when the Cash Surrender Value is less than the Monthly Deduction. When a total surrender of the Policy is requested after the start of a grace period, any remaining Sales Charge Refund (not already applied to keep the Policy in force) will be so applied for the grace period, and consequently not refunded, unless the surrender request is received by us within 30 days after we mail the grace period notice to you. If such a request is timely received, you will be refunded an amount equal to any unapplied Sales Charge Refund that existed as of the Monthly Anniversary on which the Cash Surrender Value deficiency causing the grace period notice occurred, plus any unearned prepaid loan interest as of such Monthly Anniversary.

     If the Insured dies during the grace period, the proceeds payable will equal the amount of the Death Benefit on the Valuation Date on or next following the date of the Insured's death, reduced by any Loan Amount and any unpaid Monthly Deductions.

     If the Death Benefit Guarantee is in effect, we will not lapse the Policy. See "Death Benefit Guarantee".

     REINSTATEMENT. Reinstatement means putting a lapsed Policy back in force. You may reinstate a lapsed Policy by written request any time within five years after it has lapsed if it has not been surrendered for its Cash Surrender Value.

     To reinstate the Policy and any riders you must submit evidence of insurability satisfactory to us and you must pay a premium large enough to keep the Policy in force for at least two months.

     A lapsed Death Benefit Guarantee cannot be reinstated after the fifth Policy Year.


SURRENDER BENEFITS

     Subject to certain limitations, you may make a total surrender of the Policy or a partial withdrawal of the Policy's Cash Surrender Value by sending us a written request. We will determine the amount available for a total surrender or partial withdrawal at the end of the Valuation Period when we receive your written request. Generally, we will pay any amounts from the Variable Account upon total surrender or partial withdrawal within seven days after we receive your written request. We may postpone payments, however, in certain circumstances. See "General Provisions -- Postponement of Payments".

TOTAL SURRENDER

     You may surrender the Policy at any time for its Cash Surrender Value by making a written request. The Cash Surrender Value is the Accumulation Value of the Policy reduced by any Surrender Charge, Loan Amount and unpaid Monthly Deductions. If the Cash Surrender Value at the time of a surrender exceeds $25,000, the written request must include a Signature Guarantee. Appendix C shows an illustration of Accumulation Values, Cash Surrender Values, and Death Benefits assuming different levels of premium payments and investment returns for selected Ages and Face Amounts.

PARTIAL WITHDRAWAL

     After the first Policy Year, you may withdraw part of the Cash Surrender Value by sending us a written request. If the amount being withdrawn exceeds $25,000, then the written request must include a Signature Guarantee. We currently allow only one partial withdrawal in any Policy Year. We currently make a $10 charge for each partial withdrawal. We guarantee that this charge will not exceed $25 for each partial withdrawal. See "Deductions and Charges -- Partial Withdrawal and Transfer Charges". The amount of any partial withdrawal must be at least $500 and, during the first 15 Policy Years, may not be more than 20% of the Cash Surrender Value on the date we receive your written request.

     Unless you specify a different allocation, we make partial withdrawals from the Fixed Account and the Sub-Accounts of the Variable Account on a proportionate basis based upon the Accumulation Value. We will determine these proportions at the end of the Valuation Period during which we receive your written request. For purposes of determining these proportions, we first subtract any outstanding Loan Amount from the Fixed Accumulation Value.

     EFFECT OF PARTIAL WITHDRAWALS. We will reduce the Accumulation Value by the amount of any partial withdrawal. We will also reduce the Death Benefit by the amount of the withdrawal, or, if the Death Benefit is based on the corridor percentage of Accumulation Value (see "Death Benefit -- Death Benefit Options"), by an amount equal to the corridor percentage times the amount of the partial withdrawal.

     If the Level Amount Option is in effect, we will reduce the Face Amount by the amount of the partial withdrawal. When increases in the Face Amount have occurred previously, we reduce the current Face Amount by the amount of the partial withdrawal in the following order:

     (1) The Face Amount provided by the most recent increase;

     (2) The next most recent increases successively; and

     (3) The Face Amount when the Policy was issued.

(This assumption also applies to requested decreases in Face Amount -- see "Death Benefit -- Requested Changes in Face Amount".) Thus, partial withdrawals may affect the way in which the cost of insurance is calculated and the amount of pure insurance protection under the Policy. See "Death Benefit -- Requested Changes in Face Amount", "Deductions and Charges -- Monthly Deduction" and "Death Benefit -- Insurance Protection".

     We do not allow a partial withdrawal if the Face Amount after a partial withdrawal would be less than the minimum Face Amount.

     If the Variable Amount Option is in effect, a partial withdrawal does not affect the Face Amount.

     A partial withdrawal may also cause the termination of the Death Benefit Guarantee because we deduct the amount of the partial withdrawal from the total premiums paid in calculating whether you have paid sufficient premiums in order to maintain the Death Benefit Guarantee.

     Like partial withdrawals, Policy loans are a means of withdrawing money from the Policy. See "Policy Loans". A partial withdrawal or a Policy loan may have tax consequences depending on the circumstances of such withdrawal or loan. See "Federal Tax Matters -- Tax Status of the Policy".

TRANSFERS

     You may transfer all or part of the Variable Accumulation Value between the Sub-Accounts or to the Fixed Account subject to any conditions the Funds whose shares are involved may impose. You must make your transfer request in writing unless you have completed a telephone transfer authorization form. You may also direct us to automatically make periodic transfers under the Dollar Cost Averaging or Portfolio Rebalancing services as described below.

     To transfer all or part of the Variable Accumulation Value from a Sub-Account, we redeem Accumulation Units and reinvest their values in other Sub-Accounts, or the Fixed Account, as you direct in your request. We will effect transfers, and determine all values in connection with transfers, at the end of the Valuation Period during which we receive your request, except as otherwise specified for the Dollar Cost Averaging or Portfolio Rebalancing services. With respect to future Net Premium payments, however, your current premium allocation will remain in effect unless (1) you have requested the Portfolio Rebalancing service, or (2) you are transferring all of the Variable Accumulation Value from the Variable Account to the Fixed Account in exercise of conversion rights. See "Free Look and Conversion Rights -- Conversion Rights".

     Transfers from the Fixed Account to the Variable Account are subject to the following additional restrictions:

     o your transfer request must be postmarked no more than 30 days before or after the Policy Anniversary in any year, and only one transfer is permitted during this period,

     o you may only transfer up to 50% of the Fixed Accumulation Value, less any Loan Amount, unless the balance, after the transfer, would be less than $1,000, in which event you may transfer the full Fixed Accumulation Value, less any Loan Amount, and

     o you must transfer at least the lesser of $500 or the total Fixed Accumulation Value, less any Loan Amount.

Some of these restrictions may be waived for transfers due to the Portfolio Rebalancing service.

     TELEPHONE/FAX INSTRUCTIONS. You are allowed to enter certain types of instructions either by telephone or by fax if you complete a telephone/fax instruction authorization form. If you complete the form, you can enter the following types of instructions by telephone or fax:

     o    transfers between Sub-Accounts

     o    changes of allocations among fund options

By completing the telephone/fax form, you agree that we will not be liable for any loss, liability, cost or expense when we act in accordance with the telephone/fax transfer instructions that we receive or are recorded on voice recording equipment. If we later determine that you did not make a telephone/fax transfer request or the request was made without your authorization, and loss results from such unauthorized transfer, you bear the risk of this loss. We consider any requests made via fax as telephone requests and such requests are bound by the conditions in the telephone/fax transfer authorization form you sign. Any fax request should include your name, daytime telephone number, Policy number and, in the case of transfers, the names of the Sub-Accounts from which and to which money will be transferred and the allocation percentage. ReliaStar will employ reasonable procedures to confirm that instructions communicated by telephone/fax are genuine. If we do not employ such procedures, we may be liable for any losses due to unauthorized or fraudulent instructions. Such procedures may include, among others, requiring forms of personal identification prior to acting upon telephone/fax instructions, providing written confirmation of such instructions, and/or tape recording telephone instructions.

     DOLLAR COST AVERAGING SERVICE. You may request this service if your Face Amount is at least $100,000 and your Accumulation Value, less any Loan Amount, is at least $5,000. If you request this service, you direct us to automatically make specific periodic transfers of a fixed dollar amount from any of the Sub-Accounts to one or more of the Sub-Accounts or to the Fixed Account. We do not permit transfers from the Fixed Account under this service. You may request that we make transfers of this type on a monthly, quarterly, semi-annual, or annual basis. This service is intended to allow you to use "Dollar Cost Averaging", a long term investment method which provides for regular investments over time. We make no guarantees that Dollar Cost Averaging will result in a profit or protect against loss. You may discontinue this service at any time by notifying us in writing.

     If you are interested in the Dollar Cost Averaging service, you may obtain a separate application form and full information concerning this service and its restrictions from us or our registered representative.

     We will discontinue the Dollar Cost Averaging service immediately (1) on receipt of any request to begin a Portfolio Rebalancing service, (2) if the Policy is in the grace period on any date when Dollar Cost Averaging transfers are scheduled, or (3) if the specified transfer amount from any Sub-Account is more than the Accumulation Value in that Sub-Account.

     We reserve the right to discontinue, modify, or suspend this service. Any such modification or discontinuation would not affect any Dollar Cost Averaging service requests already commenced.

     PORTFOLIO REBALANCING SERVICE. You may request this service if your Face Amount is at least $200,000 and your Accumulation Value, less any Loan Amount, is at least $10,000. If you request this service, you direct us to automatically make periodic transfers to maintain your specified percentage allocation of Accumulation Value, less any Loan Amount, among the Sub-Accounts of the Variable Account and the Fixed Account. We will also change your allocation of future Net Premium payments to be equal to this specified percentage allocation. You may request that we make transfers under this service on a quarterly, semi-annual, or annual basis. This service is intended to maintain the allocation you have selected consistent with your personal objectives.

     The Accumulation Value in each Sub-Account of the Variable Account and the Fixed Account will grow or decline at different rates over time. Portfolio Rebalancing will periodically transfer Accumulation Values from those accounts that have increased in value to those accounts that have increased at a slower rate or declined in value. If all accounts decline in value, it will transfer Accumulation Values from those that have decreased less in value to those that have decreased more in value. We make no guarantees that Portfolio Rebalancing will result in a profit or protect against loss. You may discontinue this service at any time by notifying us in writing.

     If you are interested in the Portfolio Rebalancing service you may obtain a separate application form and full information concerning this service and its restrictions from us or our registered representative.

     If you are using the Portfolio Rebalancing service, we will discontinue this service immediately (1) on receipt of any request to change the allocation of premiums to the Fixed Account and Sub-Account of the Variable Account, (2) on receipt of any request to begin a Dollar Cost Averaging service, (3) upon receipt of any request to transfer Accumulation Value among the accounts, or (4) if the policy is in the grace period or the Accumulation Value, less any Loan Amount, is less than $7,500 on any Valuation Date when Portfolio Rebalancing transfers are scheduled.

     We reserve the right to discontinue, modify, or suspend this service. Any such modification or discontinuation could affect Portfolio Rebalancing services currently in effect, but only after 30 days notice to affected Policy owners.

     TRANSFER LIMITS. We currently allow twenty-four transfers in a Policy Year, although we reserve the right to limit you to no more than four transfers per year. All transfers that are effective on the same Valuation Date will be treated as one transfer transaction. Transfers made due to the Dollar Cost Averaging or Portfolio Rebalancing services do not currently count toward the limit on number of transfers.

     TRANSFER CHARGES. While there is currently no charge imposed on transfers, we reserve the right to make a charge not to exceed $25 per transfer for the duration of the Policy. Further, no charge currently is made for transfers to implement Dollar Cost Averaging and Portfolio Rebalancing. See "Deductions and Charges -- Partial Withdrawal and Transfer Charges". In no event, however, will we impose any charge in connection with the exercise of a conversion right or transfers occurring as the result of Policy Loans. All transfers are also subject to any charges and conditions imposed by the Fund whose shares are involved. We will treat all transfers that are effective on the same Valuation Date as one transfer transaction for the purpose of assessing any transfer charge.

POLICY LOANS

     GENERAL. As long as the Policy remains in effect, you may borrow money from us using the Policy as security for the loan. We reserve the right to limit loans during the first Policy year (except that persons in Indiana may take loans during the first Policy year). The maximum amount you may borrow at any time is equal to the loan value of the Policy, which is equal to 75% of the Cash Value (100% in Texas and in Alabama, Maryland and Virginia the percentage is 90%) less the existing Loan Amount. If the Policy is in force as paid-up life insurance, the loan value is equal to the Cash Value on the next Policy Anniversary less any existing Loan Amount and loan interest to that date. Each Policy loan must be at least $500 ($200 in Connecticut). After Age 65, we currently allow you to borrow 100% of the Cash Surrender Value.

     You can make loan requests in writing or by telephoning us on any Valuation Date. Any loan request in excess of $25,000 will require a Signature Guarantee. Telephone loan requests cannot exceed $10,000. We currently do not require any election form to make telephone loan requests. We will employ reasonable procedures to confirm that loan requests made by telephone are genuine. In the event we do not employ such procedures, we may be liable for any losses due to unauthorized or fraudulent instructions. Such procedures may include, among others, requiring forms of personal identification prior to acting upon telephone instructions, providing written confirmations of such instructions and/or tape recording telephone instructions.

     Policy loans have priority over the claims of any assignee or other person. You may repay a Policy loan in whole or in part at any time, on or before the Insured reaches Age 95 and while the Insured is living.

     We will normally pay the loan proceeds to you within seven days after we receive your request. We may postpone payment of loan proceeds to you under certain circumstances. See "General Provisions -- Postponement of Payments".

     Payments you make generally will be treated as premium payments, rather than Policy loan repayments, unless you indicate that we should treat the payment otherwise or unless we decide, at our discretion, to apply the payment as a Policy loan repayment. As a result, unless you indicate that a payment is a loan repayment, all payments you make to the Policy will generally be subject to the Premium Expense Charge. See "Deductions and Charges -- Premium Expense Charge".

     IMMEDIATE EFFECT OF POLICY LOANS. When we make a Policy loan, we will segregate an amount equal to the Policy loan (which includes interest payable in advance) within the Accumulation Value of your Policy and hold it in the Fixed Account as security for the loan. As described below, you will pay interest to us on the Policy loan, but we will also credit interest to you on the amount held in the Fixed Account as security for the loan. We will include the amount segregated in the Fixed Account as security for the Policy loan as part of the Fixed Accumulation Value under the Policy, but we will credit that amount with interest on a basis different from other amounts in the Fixed Account.

     Unless you specify differently, amounts held as security for the Policy loan will come proportionately from the Fixed Accumulation Value and the Variable Accumulation Value (with the proportions being determined as described below). We will transfer assets equal to the portion of the Policy loan coming from the Variable Accumulation Value from the Sub-Accounts of the Variable Account to the Fixed Account, THEREBY REDUCING THE POLICY VALUE HELD IN THE SUB-ACCOUNTS. We do not treat these transfers as transfers for the purposes of assessing the transfer charge or calculating the limit on the number of transfers.

     EFFECT ON INVESTMENT PERFORMANCE. Amounts coming from the Variable Account as security for Policy loans will no longer participate in the investment performance of the Variable Account. We will credit all amounts held in the Fixed Account as security for Policy loans (that is, the Loan Amount) with interest at an effective annual rate equal to 5.50% (guaranteed to be not less than 4.00%). WE WILL NOT CREDIT ADDITIONAL INTEREST TO THESE AMOUNTS. On the Policy Anniversary, we will allocate any interest credited on these amounts to the Fixed Account and the Variable Account according to the premium allocation then in effect (see "Payment and Allocation of Premiums -- Allocating Premiums").

     Although you may repay Policy loans in whole or in part at any time before the Insured's Age 95, Policy loans will permanently affect the Policy's potential Accumulation Value. As a result, to the extent that the Death Benefit depends upon the Accumulation Value (see "Death Benefit -- Death Benefit Options"), Policy loans will also affect the Death Benefit under the Policy. This effect could be favorable or unfavorable depending on whether the investment performance of the assets allocated to the Sub-Account(s) is less than or greater than the interest being credited on the assets transferred to the Fixed Account while the loan is outstanding. Compared to a Policy under which no loan is made, values under the Policy will be lower when such interest credited is less than the investment performance of assets held in the Sub-Account(s).

     EFFECT ON POLICY COVERAGE. We will notify you if, on any Monthly Anniversary, the Loan Amount is greater than the Accumulation Value plus any Sales Charge Refund, less the then applicable Surrender Charge. If we do not receive sufficient payment within 61 days from the date we send notice to you, the Policy will lapse and terminate without value. Our written notice to you will indicate the amount of the payment required to avoid lapse. The Policy may, however, later be reinstated. See "Policy Lapse and Reinstatement".


     A Policy loan may also cause termination of the Death Benefit Guarantee, because we deduct the Loan Amount from the total premiums paid in calculating whether you have paid sufficient premiums in order to maintain the Death Benefit Guarantee. See "Death Benefit Guarantee".

     We will reduce proceeds payable upon the death of the Insured by any Loan Amount.


     INTEREST. The interest rate charged on Policy loans will be an annual rate of 7.40%, payable in advance. After the 10th Policy Year, we currently charge interest at an annual rate of 5.21% payable in advance, on that portion of your Loan Amount that is not in excess of (1) the Accumulation Value, less (2) the total of all premiums paid less all partial withdrawals. We will charge interest on any excess of this amount at the annual rate of 7.40%, payable in advance.


     Interest is payable in advance (for the rest of the Policy Year) at the time any Policy loan is made and at the beginning of each Policy Year thereafter (for that entire Policy Year). If you do not pay interest when due, we will deduct it from the Cash Surrender Value as an additional Policy loan (see "Immediate Effect of Policy Loans" above) and we will add it to the existing Loan Amount.

     Because we charge interest in advance, we will refund any interest that we have not earned to you upon lapse or surrender of the Policy or repayment of the Policy Loan.


     REPAYMENT OF LOAN AMOUNT. You may repay the Loan Amount any time while the Insured is living and before Age 95. If not repaid, we will deduct the Loan Amount from any amount payable under the Policy. As described above, unless you provide us with notice to the contrary, we generally will treat any payments on the Policy as premium payments, which are subject to the Premium Expense Charge, rather than repayments on the Loan Amount. Any repayments on the Loan Amount will result in amounts being reallocated from the Fixed Account and to the Sub-Accounts of the Variable Account according to your current premium allocation.

     TAX CONSIDERATIONS. A Policy loan may have tax consequences depending on the circumstances of the loan. See "Federal Tax Matters -- Tax Status of the Policy".

FREE LOOK AND CONVERSION RIGHTS

FREE LOOK RIGHTS

     AT INITIAL ISSUE. The Policy provides for an initial free look period during which you have a right to return the Policy for cancellation and receive a refund of all premiums paid. You must return the Policy to us or your agent and ask us to cancel the Policy by the latest of:

     o    Midnight of the 20th day after receiving it;

     o Midnight of the 20th day after a written Notice of Right of Withdrawal is mailed or delivered to you; or

     o Midnight of the 45th day after the date your application for the Policy is signed.

     FOLLOWING A REQUESTED INCREASE IN FACE AMOUNT. Any requested increase in Face Amount is also subject to a free look period during which you have a right to cancel the increase and receive a refund. You must notify us or your agent and ask us to cancel the increase by the latest of:

     o    Midnight of the 20th day after receiving a new Policy Data Page;

     o Midnight of the 20th day after a written Notice of Right of Withdrawal is mailed or delivered to you; or

     o Midnight of the 45th day after the date your request for the increase is signed.


     Upon requesting cancellation of the increase, you will receive a refund, if you so request, or otherwise a restoration to the Policy's Accumulation Value (allocated among the Fixed Account and the Sub-Accounts of the Variable Account as if it were a Net Premium payment), in an amount equal to all Monthly Deductions attributable to the increase in Face Amount, including rider cost arising from the increase.

CONVERSION RIGHTS

     During the first two Policy Years and the first two years following a requested increase in Face Amount, we provide you with an option to convert the Policy or any requested increase in Face Amount to a life insurance policy under which the benefits do not vary with the investment experience of the Variable Account. For policies issued in all states, except Connecticut, we make this option available by permitting you to transfer all or a part of your Variable Accumulation Value to the Fixed Account. For policies issued in Connecticut, you may exchange this Policy for a different permanent fixed benefit life insurance policy that we offer in that state. The two conversion right options are discussed below.

     GENERAL OPTION. In all states except Connecticut, you may exercise your conversion right by transferring all or any part of your Variable Accumulation Value to the Fixed Account. If, at any time during the first two Policy Years or the first two years following a requested increase in Face Amount, you request transfer from the Variable Account to the Fixed Account and indicate that you are making the transfer in exercise of your conversion right, we will not assess any transfer charge on the transfer, and the transfer will not count against the limit on the number of transfers. At the time of such transfer, there is no effect on the Policy's Death Benefit, Face Amount, net amount at risk, Rate Class(es) or Issue Age -- only the method of funding the Accumulation Value under the Policy will be affected. See "Death Benefit", "Accumulation Value" and Appendix A, "The Fixed Account".

     If you transfer all of the Variable Accumulation Value from the Variable Account to the Fixed Account and indicate that you are making this transfer in exercise of your Conversion Right, we will automatically credit all future premium payments on the policy to the Fixed Account unless you request a different allocation.

     CONNECTICUT. During the first two Policy Years and during the first 24 months following a requested increase in Face Amount, you may convert the Policy or the Face Amount increase to any fixed benefit whole life insurance policy we offer. We will not require any evidence of insurability for the conversion. In order to convert to a new policy, we must receive a written conversion request. If the entire Policy is being converted, you must surrender the Policy to us. The conversion must be made while the Policy is in force; and any outstanding Loan Amount must be repaid.

     The new policy will have the same Issue Age and rate class as the Policy. If you are converting the entire Policy, the effective date of the conversion will be the date on which we receive both your written conversion request and the Policy. If you are converting a Face Amount increase, the effective date of the conversion will be the date on which we receive your written conversion request.

     On the effective date of the conversion, the new policy will have, at your option, either:

     (1) A death benefit which is equal to the Death Benefit of the Policy on the effective date of the conversion, or in the case of a Face Amount increase, a death benefit equal to the increase in Face Amount; or

     (2) A net amount at risk which equals the Death Benefit of the Policy on the effective date of the conversion, less the Accumulation Value on that date, or in the case of a Face Amount increase, a net amount at risk which equals the Face Amount increase on the effective date of conversion less the Accumulation Value on that date which is considered to be part of the Face Amount increase.

     The conversion will be subject to an equitable adjustment in payments and Policy values to reflect variances, if any, in the payments and Policy values under the Policy and the new policy. We may require an additional premium payment. The old Policy's Surrender Charge will not be applied. The new Policy's provisions and charges will be the same as those that would have been in effect had the new Policy been issued on the Policy Date.

ADDITIONAL INFORMATION ON THE INVESTMENTS OF THE VARIABLE ACCOUNT

INVESTMENT LIMITS

     Although the Variable Account currently consists of 29 investment options, we currently only permit you to participate in a maximum of 17 investment options over the lifetime of your Policy. You do not have to choose your investment options in advance, but once you participate in the 17th Fund since your Policy was issued, you would only be able to transfer within those 17 Funds already used and which are still available.


     The Fund shares may be available to fund benefits under both variable annuity and variable life contracts and policies. This could result in an irreconcilable conflict between the interests of the holders of the different types of variable contracts. The Funds have advised us that they will monitor for such conflicts and will promptly provide us with information regarding any such conflicts should they arise or become imminent, and we will promptly advise the Funds if we become aware of any such conflicts. If any such material irreconcilable conflict arises, we will arrange to eliminate and remedy such conflict up to and including establishing a new management investment company and segregating the assets underlying the variable policies and contracts at no cost to the holders of the policies and contracts.

     There also is a possibility that one Fund might become liable for any misstatement, inaccuracy or incomplete disclosure in another Fund's prospectus.

     The Funds distribute dividends and capital gains. However, we automatically reinvest distributions in additional Fund shares, at net asset value. The Sub-Account receives the distributions which are then reflected in the Unit Value of that Sub-Account. See "Accumulation Value".

     ReliaStar has entered into service arrangements with the managers or distributors of certain of the Funds. Under these arrangements, ReliaStar or its affiliates may receive compensation from affiliates of the Funds. This compensation is for providing administrative, recordkeeping, distribution and other services to the Funds or their affiliates. Such compensation is paid based upon assets invested in the particular Funds, or based on the aggregated net asset goals. Payments of such amounts by an affiliate or affiliates of the Funds do not increase the fees paid by the Funds or their shareholders. The percentage paid may vary from one Fund to another.

ADDITION, DELETION, OR SUBSTITUTION OF INVESTMENTS

     We reserve the right, subject to compliance with applicable law, to make additions to, deletions from, or substitutions for the shares that are held by the Variable Account or that the Variable Account may purchase.

     o We reserve the right to establish additional Sub-Accounts of the Variable Account, each of which would invest in a new Fund, or in shares of another investment company, with a specified investment objective. We may establish new Sub-Accounts when, in our sole discretion, marketing needs or investment conditions warrant, and we will make any new Sub-Accounts available to existing Policy owners on a basis we determine.

     o We may eliminate one or more Sub-Accounts, or prohibit additional new premium or transfers into a Sub-Account, if, in our sole discretion, marketing, tax, regulatory requirements or investment conditions warrant.

     o We reserve the right to eliminate the shares of any of the Funds and to substitute shares of another Fund or of another open-end, registered investment company. We will not substitute any shares attributable to your interest in a Sub-Account of the Variable Account without notice and prior approval of the SEC, to the extent required by the Investment Company Act of 1940 or other applicable law.

     Nothing contained herein shall prevent the Variable Account from:

     o    Purchasing other securities of other Funds or classes of policies,

     o Permitting a conversion between Funds or classes of policies on the basis of requests made by Policy owners, or

     o Substituting the shares of one fund for shares of another fund in the event of a merger of funds or similar transaction.

     In the event of any such substitution, deletion or change, we may make appropriate changes in this and other policies to reflect such substitution, deletion or change. If you allocated all or a portion of your investments to any of the current funds that are being substituted for or deleted, you may transfer the portion of the Accumulation Value affected without paying a transfer charge.

     If we deem it to be in the best interests of persons having voting rights under the Policies, we may:

     o    operate the Variable Account as a management company under the 1940
          Act,

     o deregister the Variable Account under the 1940 Act in the event such registration is no longer required, or

     o    combine the Variable Account with our other separate accounts.


VOTING RIGHTS

     You have the right to instruct us how to vote the Fund shares attributable to the Policy at regular meetings and special meetings of the Funds. We will vote the Fund shares held in Sub-Accounts according to the instructions received, as long as:

     o The Variable Account is registered as a unit investment trust under the Investment Company Act of 1940; and

     o    The Variable Account's assets are invested in Fund shares.

     If we determine that, because of applicable law or regulation, we do not have to vote according to the voting instructions received, we will vote the Fund shares at our discretion.

     All persons entitled to voting rights and the number of votes they may cast are determined as of a record date, selected by us, not more than 90 days before the meeting of the Fund. All Fund proxy materials and appropriate forms used to give voting instructions will be sent to persons having voting interests.

     We will vote any Fund shares held in the Variable Account for which we do not receive timely voting instructions, or which are not attributable to Policy owners, in proportion to the instructions received from all Policy owners having a voting interest in the Fund. Any Fund shares held by us or any of our affiliates in general accounts will, for voting purposes, be allocated to all separate accounts having voting interests in the Fund in proportion to each account's voting interest in the respective Fund, and will be voted in the same manner as are the respective account's votes.

     Owning the Policy does not give you the right to vote at meetings of our stockholders.

     DISREGARDING VOTING INSTRUCTIONS. We may, when required by state insurance regulatory authorities, disregard voting instructions if the instructions require that the shares be voted so as to cause a change in the subclassification or investment objective of any Fund or to approve or disapprove an investment advisory contract for any Fund. In addition, we may disregard voting instructions in favor of changes initiated by a Policy owner in the investment policy or the investment adviser of any Fund if we reasonably disapprove of such changes. We would disapprove a change only if the proposed change is contrary to state law or prohibited by state regulatory authorities, or we determine that the change would have an adverse effect on the Variable Account in that the proposed investment policy for a Fund may result in speculative or unsound investments. In the event we do disregard voting instructions, we will include a summary of that action and the reasons for such action in the next annual report to owners.


PAID-UP LIFE INSURANCE OPTION

     Before Age 95, if the Insured is living and the Policy is in force, you may make a written request to direct us to apply the Cash Surrender Value of the Policy to purchase paid-up life insurance. If the insured is living at Age 95 and the Policy is in force, the Cash Surrender Value of the Policy will automatically be applied to purchase paid-up life insurance unless the Insured notifies us in writing before Age 95 that the Cash Surrender Value should be paid in cash. The amount by which any paid-up insurance will exceed its cash value cannot be greater than the amount by which the Policy's Death Benefit exceeds the Policy's Accumulation Value. We will pay you in cash any Cash Surrender Value not used to purchase paid-up life insurance. Any cash paid out or Policy loans forgiven may be considered a taxable event.



GENERAL PROVISIONS

OWNERSHIP

     While the Insured is alive, subject to the Policy's provisions you may:

     o    Change the amount and frequency of premium payments.
     o    Change the allocation of premiums.
     o    Change the Death Benefit Option.
     o    Change the Face Amount.
     o    Make transfers between accounts.
     o    Surrender the Policy for cash.
     o    Make a partial withdrawal for cash.
     o    Receive a cash loan.
     o    Assign the Policy as collateral.
     o    Change the beneficiary.
     o    Transfer ownership of the Policy.
     o    Enjoy any other rights the Policy allows.

PROCEEDS

     At the Insured's death, the proceeds payable include the Death Benefit then in force:

     o Plus any additional amounts provided by rider on the life of the Insured;
     o    Plus any Policy loan interest that we have collected but not earned;

     o    Minus any Loan Amount; and

     o    Minus any unpaid Monthly Deductions.

BENEFICIARY

     You may name one or more beneficiaries on the application when you apply for the Policy. You may later change beneficiaries by written request. You may also name a beneficiary whom you cannot change without his or her consent (irrevocable beneficiary). If no beneficiary is surviving when the Insured dies, we will pay the Death Benefit to you, if surviving, or otherwise to your estate.

POSTPONEMENT OF PAYMENTS

     We generally make payments from the Variable Account for Death Benefits, cash surrender, partial withdrawal, or loans within seven days after we receive all the documents required for the payments.

     We may, however, delay making a payment when we are not able to determine the Variable Accumulation Value because (1) the New York Stock Exchange is closed, other than customary weekend or holiday closings, or the SEC restricts trading on the New York Stock Exchange, (2) the SEC by order permits postponement for the protection of Policyholders, or (3) the SEC determines that an emergency exists which makes disposing of securities not reasonably practicable, or which makes it not reasonably practicable to determine the value of the Variable Account's net assets. We may also postpone transfers and allocations to and from any Sub-Account of the Variable Account under these circumstances.

     We may delay any of the payments that we make from the Fixed Account for up to six months from the date we receive the documents required. We will pay interest at an effective annual rate of 3.50% if we delay payment more than 30 days. We will not credit any additional interest to any delayed payments. The time a payment from the Fixed Account may be delayed and the rate of interest paid on such amounts may vary among states.

SETTLEMENT OPTIONS

     Settlement Options are ways you can choose to have the Policy's proceeds paid. These Settlement Options apply to proceeds paid:

     o    At the Insured's death.

     o    On total surrender of the Policy.

     We pay the proceeds to one or more payees. We may pay the proceeds in a lump sum or we may apply the proceeds to one of the following Settlement Options. You may request that we use a combination of Options. You must apply at least $2,500 to any Option for each payee under that Option. Under an installment Option, each payment must be at least $25.00. We may adjust the interval to make each payment at least $25.00.

     Proceeds applied to any Option no longer earn interest at the rate applied to the Fixed Account or participate in the investment performance of the Funds.


     Option 1 -- Proceeds are left with us to earn interest. Withdrawals and any changes are subject to our approval.

     Option 2 -- Proceeds and interest are paid in equal installments of a specified amount until the proceeds and interest are all paid.

     Option 3 -- Proceeds and interest are paid in equal installments for a specified period until the proceeds and interest are all paid.

     Option 4 -- The proceeds provide an annuity payment with a specified number of months "certain". The payments are continued for the life of the primary payee. If the primary payee dies before the certain period is over, the remaining payments are paid to a contingent payee.

     Option 5 -- The proceeds provide a life income for two payees. When one payee dies, the surviving payee receives two-thirds of the amount of the joint monthly payment for life.

     Option 6 -- The proceeds are used to provide an annuity based on the rates in effect when the proceeds are applied. We do not apply this Option if a similar option would be more favorable to the payee at that time.

     INTEREST ON SETTLEMENT OPTIONS. We base the interest rate for proceeds applied under Options 1 and 2 on the interest rate we declare on funds that we consider to be in the same classification based on the Option, restrictions on withdrawal, and other factors. The interest rate will never be less than an effective annual rate of 3.50%.

     In determining amounts we pay under Options 3, 4,and 5, we assume interest at an effective annual rate of 3.50%. Also, for Option 3 and "certain" periods under Option 4, we credit any excess interest we may declare on funds that we consider to be in the same classification based on the Option, restrictions on withdrawal, and other factors.

INCONTESTABILITY

     After the Policy has been in force during the Insured's lifetime for two years from the Policy's Issue Date, we cannot claim the Policy is void or refuse to pay any proceeds unless the Policy has lapsed.

     If you make a Face Amount increase or a premium payment which requires proof of insurability, the corresponding Death Benefit increase has its own two-year contestable period measured from the effective date of the increase.

     If the Policy is reinstated, we measure the contestable period from the date of reinstatement with respect to statements made on the application for reinstatement.

MISSTATEMENT OF AGE AND SEX

     If the Insured's Age or sex or both are misstated (except where unisex rates apply), the Death Benefit will be the amount that the most recent cost of insurance would purchase using the current cost of insurance rate for the correct Age and sex.

SUICIDE

     If the Insured commits suicide, whether sane or insane, within two years of the Policy's Issue Date (one year in Colorado and North Dakota), we do not pay the Death Benefit. Instead, we refund all premiums paid for the Policy and any attached riders, minus any Loan Amounts and partial withdrawals.

     If you make a Face Amount increase or a premium payment which requires proof of insurability, the corresponding Death Benefit increase has its own two-year suicide limitation for the proceeds associated with that increase. If the Insured commits suicide, whether sane or insane, within two years of the effective date of the increase, we pay the Death Benefit prior to the increase and refund the cost of insurance for that increase.

TERMINATION

     The Policy terminates when any of the following occurs:

     o    The Policy lapses. See "Policy Lapse and Reinstatement".
     o    The Insured dies.
     o    You surrender the Policy for its Cash Surrender Value.
     o We amend the Policy according to the amendment provision described below and you do not accept the amendment.

AMENDMENT

     We reserve the right to amend the Policy in order to include any future changes relating to the following:

     o    Any SEC rulings and regulations.
     o The Policy's qualification for treatment as a life insurance policy under the following:
          -- The Code as amended.
          -- Internal Revenue Service rulings and regulations.
          -- Any requirements imposed by the Internal Revenue Service.

REPORTS

     ANNUAL STATEMENT. We will send you an Annual Statement once each year, showing the Face Amount, Death Benefit, Accumulation Value, Cash Surrender Value, Loan Amount, premiums paid, Planned Periodic Premiums, interest credits, partial withdrawals, transfers, and charges since the last statement.

     Additional statements are available upon request. We may make a charge not to exceed $50 for each additional Annual Statement you request.

     PROJECTION REPORT. Upon request, we will provide you a report projecting future results based on the Death Benefit Option you specify, the Planned Periodic Premiums you specify, and the Accumulation Value of your Policy at the end of the prior Policy Year. We may make a charge not to exceed $50 for each Projection Report you request after the first report and after the first report in a Policy Year.


     OTHER REPORTS. The Company will mail to you at your last known address of record at least annually a report containing such information as may be required by any applicable law. To reduce expenses, only one copy of most financial reports and prospectuses will be mailed to your household even if you or other persons in your household have more than one Policy. Call 1-800-456-6965 if you need copies of financial reports, prospectuses, or historical account information.

DIVIDENDS

     The Policy does not entitle you to participate in our surplus. We do not pay you dividends under the Policy.

     The Sub-Account receives any dividends paid by the related Fund. Any such dividend is credited to you through the calculation of the Sub-Account's daily Unit Value.

COLLATERAL ASSIGNMENT

     You may assign the benefits of the Policy as collateral for a debt. This limits your rights to the Cash Surrender Value and the beneficiary's rights to the proceeds. An assignment is not binding on us until we receive written notice.

OPTIONAL INSURANCE BENEFITS

     The Policy can include additional benefits, in the form of riders to the Policy, if our requirements for issuing such benefits are met. We currently offer the following benefit riders, although some riders may not be available in some states.

     ACCELERATED BENEFIT RIDER. Under certain circumstances we pay a part of the Death Benefit to you when the Insured has been diagnosed as having a terminal illness. See "Accelerated Benefit Rider".

     ACCIDENTAL DEATH BENEFIT RIDER. Provides an additional benefit if the Insured dies from an accidental injury.

     ADDITIONAL INSURED RIDER. Provides a 10 year, guaranteed level premium and level term coverage for the Insured, the Insured's spouse, or a child of the Insured.

     WAIVER OF MONTHLY DEDUCTION RIDER. The Monthly Deduction for the Policy is waived while the Insured is totally disabled under the terms of the rider.

     CHILDREN'S INSURANCE RIDER. Provides up to $10,000 of term life insurance on the life of each of the Insured's children, up to age 25.

     WAIVER OF SPECIFIED PREMIUM RIDER. Contributes a specified amount of premium to the Policy each month while the Insured is totally disabled under the terms of the rider. This rider may not be available in all states. Ask your registered representative about the availability of this rider in your state.


FEDERAL TAX MATTERS

INTRODUCTION

     The following summary provides a general description of the Federal income tax considerations associated with the Policy and does not purport to be complete or to cover all tax situations. This discussion is not intended as tax advice. Counsel or other competent tax advisors should be consulted for more complete information. This discussion is based upon the Company's understanding of the present Federal income tax laws. No representation is made as to the likelihood of continuation of the present Federal income tax laws or as to how they may be interpreted by the Internal Revenue Service (the "IRS").

     Any qualified plan contemplating the purchase of a life policy should consult a tax advisor.

TAX STATUS OF THE POLICY

     In order to qualify as a life insurance contract for Federal income tax purposes and to receive the tax treatment normally accorded life insurance contracts under Federal tax law, a Policy must satisfy certain requirements which are set forth in the Internal Revenue Code. Guidance as to how these requirements are to be applied is limited. Nevertheless, the Company believes that a Policy issued on the basis of a standard risk class should satisfy the applicable requirements. There is less guidance with respect to Policies issued on a substandard basis (i.e., a premium class involving higher than standard mortality risk), and it is not clear whether such a Policy would satisfy the applicable requirements, particularly if the owner pays the full amount of premiums permitted under the Policy. If it is subsequently determined that a Policy does not satisfy the applicable requirements, the Company may take appropriate steps to bring the Policy into compliance with such requirements and reserves the right to restrict Policy transactions in order to do so.

     In certain circumstances, owners of variable life insurance contracts have been considered for Federal income tax purposes to be the owners of the assets of the variable account supporting their policies due to their ability to exercise investment control over these assets. Where this is the case, the policy owners have been currently taxed on income and gains attributable to the variable account assets. There is little guidance in this area, and some features of the Policies, such as the flexibility of an owner to allocate premium payments and Policy Accumulation Values, have not been explicitly addressed in published rulings. While the Company believes that the Policies do not give owners investment control over Variable Account assets, the Company reserves the right to modify the Policies as necessary to prevent an owner from being treated as the owner of the Variable Account assets supporting the Policy.

     In addition, the Code requires that the investments of the Variable Account be "adequately diversified" in order for the Policies to be treated as life insurance contracts for Federal income tax purposes. It is intended that the Variable Account, through the Funds, will satisfy these diversification requirements.

     The following discussion assumes that the Policy will qualify as a life insurance contract for Federal income tax purposes.

TAX TREATMENT OF POLICY BENEFITS

     IN GENERAL. The Company believes that the Death Benefit under a Policy should be excludible from the gross income of the Beneficiary. Federal, state and local transfer, and other tax consequences of ownership or receipt of Policy proceeds depend on the circumstances of each owner or beneficiary. A tax advisor should be consulted on these consequences.

     Generally, the owner will not be deemed to be in constructive receipt of the Policy Accumulation Value until there is a distribution. When distributions from a Policy occur, including payments arising from any maturity benefits, or when loans are taken out from or secured by (e.g., by assignment), a Policy, the tax consequences depend on whether the Policy is classified as a "Modified Endowment Contract."

     MODIFIED ENDOWMENT CONTRACTS. Under the Internal Revenue Code, certain life insurance contracts are classified as "Modified Endowment Contracts," with less favorable tax treatment than other life insurance contracts. Due to the flexibility of the Policies as to premiums and benefits, the individual circumstances of each Policy will determine whether it is classified as a Modified Endowment Contract. The rules are too complex to be summarized here, but generally depend on the amount of premiums paid during the first seven Policy Years. Certain changes in a Policy after it is issued could also cause it to be classified as a Modified Endowment Contract. A current or prospective owner should consult with a competent advisor to determine whether a Policy transaction will cause the Policy to be classified as a Modified Endowment Contract. The Company will monitor the Policies, however, and will attempt to notify an owner on a timely basis if it believes that such owner's Policy is in jeopardy of becoming a Modified Endowment Contract.

     DISTRIBUTIONS FROM MODIFIED ENDOWMENT CONTRACTS. POLICIES CLASSIFIED AS MODIFIED ENDOWMENT CONTRACTS ARE SUBJECT TO THE FOLLOWING TAX RULES:

     (1) All distributions, including distributions upon surrender and withdrawals, will be treated as ordinary income subject to tax up to an amount equal to the excess (if any) of the unloaned Policy Accumulation Value (Cash Surrender Value for surrenders) immediately before the distribution plus prior distributions over the owner's total investment in the Policy at that time. "Total investment in the Policy" means the aggregate amount of any premiums or other considerations paid for a Policy, plus any previously taxed distributions, minus any credited dividends.

     (2) Loans taken from or secured by (e.g., by assignment) such a Policy are treated as distributions and taxed accordingly.

     (3) A 10 percent additional income tax is imposed on the amount included in income except where distribution or loan is made when the owner has attained age 591/2 or is disabled, or where the distribution is part of a series of substantially equal periodic payments for the life (or life expectancy) of the owner or the joint lives (or joint life expectancies) of the owner and the owner's beneficiary or designated beneficiary.

     DISTRIBUTIONS FROM POLICIES THAT ARE NOT MODIFIED ENDOWMENT CONTRACTS. Distributions from a Policy that is not a Modified Endowment Contract are generally treated first as a recovery of an owner's investment in the Policy and only after the recovery of all investment in the Policy as taxable income. However, certain distributions which must be made in order to enable the Policy to continue to qualify as a life insurance contract for Federal income tax purposes if Policy benefits are reduced during the first 15 Policy Years may be treated in whole or in part as ordinary income subject to tax.

     Loans from or secured by a Policy that is not a Modified Endowment Contract are not treated as distributions, except that upon lapse of a Policy any outstanding Policy loan will be deemed to be distributed.


     Finally, neither distributions from nor loans from or secured by a Policy that is not a Modified Endowment Contract are subject to the 10 percent additional tax.

     POLICY LOANS. In general, interest on a loan from a Policy will not be deductible. Before taking out a Policy loan, you should consult a tax advisor as to the tax consequences.

     MULTIPLE POLICIES. All Modified Endowment Contracts that we (or our affiliates) issue to the same owner during any calendar year are treated as one Modified Endowment Contract for purposes of determining the amount includible in the owner's income when a taxable distribution occurs.

TAXATION OF RELIASTAR LIFE INSURANCE COMPANY

     We do not initially expect to incur any income tax burden upon the earnings or the realized capital gains attributable to the Variable Account. Based on this expectation, we currently make no charge to the Variable Account for Federal income taxes which may be attributable to the Account. If, however, we determine that we may incur such tax burden, we may assess a charge for such burden from the Variable Account.

     We may also incur state and local taxes, in addition to premium taxes, in several states. At present these taxes are not significant. If there is a material change in state or local tax laws, we may make charges for such taxes, if any, attributable to the Variable Account.

POSSIBLE CHANGES IN TAXATION

     Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the Policy could change by legislation or other means. Moreover, it is also possible that any change could be retroactive (that is, effective prior to the date of the change). You should consult a tax adviser with respect to legislative developments and their effect on the Policy.

OTHER CONSIDERATIONS

     The foregoing discussion is general and is not intended as tax advice. Any person concerned about these tax implications should consult a competent tax advisor. This discussion is based on our understanding of the present Federal income tax laws as they are currently interpreted by the Internal Revenue Service. We make no representations as to the likelihood of continuation of these current laws and interpretations. In addition, the foregoing discussion is not exhaustive and special rules not described in this Prospectus may be applicable in certain situations. Moreover, we have made no attempt to consider any applicable state or other tax laws.


LEGAL DEVELOPMENTS REGARDING EMPLOYMENT-RELATED BENEFIT PLANS

     The Policy is based on actuarial tables which distinguish between men and women and therefore provide different benefits to men and women of the same Age. Employers and employee organizations should consider, in consultation with legal counsel, the impact of the Supreme Court decision of July 6, 1983 in ARIZONA GOVERNING COMMITTEE V. NORRIS. That decision stated that optional annuity benefits provided under an employee's deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women on the basis of sex. Employers and employee organizations should also consider, in consultation with legal counsel, the impact of Title VII generally, and comparable state laws that may be applicable, on any employment-related insurance or benefit plan for which a Policy may be purchased.

     Because of the NORRIS decision, the charges under the Policy that vary depending on sex may in some cases not vary on the basis of the Insured's sex. Unisex rates to be provided by us will apply, if requested on the application, for tax-qualified plans and those plans where an employer believes that the NORRIS decision applies. In this case, references made to the mortality tables applicable to this Policy are to be disregarded and substituted with an 80% male 20% female blend of the 1980 Commissioner's Standard Ordinary Smoker and Non-Smoker Mortality Tables, Age Last Birthday.

PREPARING FOR YEAR 2000

     Like all financial services providers, the Company utilizes systems that may be affected by Year 2000 transition issues and it relies on service providers, including the Funds, that also may be affected.

The Company has developed, and is in the process of implementing, a Year 2000 transition plan, and is confirming that its service providers are also so engaged. The resources that are being devoted to this effort are substantial. It is difficult to predict with precision whether the amount of resources ultimately devoted, or the outcome of these efforts, will have any negative impact on the Company. However, as of the date of this prospectus, it is not anticipated that Policy owners will experience negative effects on their investment, or on the services provided in connection therewith, as a result of Year 2000 transition implementation. The Company currently anticipates that its systems will be Year 2000 compliant on or about by the end of the second quarter of 1999, but there can be no assurance that the Company will be successful, or that interaction with other service providers will not impair the Company's services at that time.

DISTRIBUTION OF THE POLICIES

     We intend to sell the Policies in all jurisdictions where we are licensed.

     The Policies will be distributed by the general distributor, Washington Square Securities, Inc., (WSSI), a Minnesota corporation, which is an affiliate of ours. WSSI is a securities broker-dealer registered with the SEC and is a member of the National Association of Securities Dealers, Inc. It is primarily a mutual funds dealer and has dealer agreements under which it markets shares of many mutual funds. It also markets limited partnerships and other tax-sheltered or tax-deferred investments, and acts as general distributor (principal underwriter) for variable annuity and variable life insurance products issued by us. The Policies will be sold by licensed insurance agents who are also registered representatives of WSSI or of other broker-dealers registered with the SEC under the Securities Exchange Act of 1934 who are members of the National Association of Securities Dealers, Inc. The Policies may also be sold through other broker-dealers authorized by WSSI and applicable law to do so. Registered representatives of such broker-dealers may be paid on a different basis than described below.

     The Policies will be sold by licensed insurance agents who are also registered representatives of broker-dealers registered with the SEC under the Securities Exchange Act of 1934 who are members of the National Association of Securities Dealers, Inc. Registered representatives who sell the Policies will receive commissions based on a commission schedule. In the first Policy Year, commissions generally will be no more than 35% of the premiums paid up to the annualized Minimum Monthly Premium, plus 2.50% of additional premiums. In any subsequent Policy Year, commissions generally will be 2.50% of premiums paid in that year. Corresponding commissions will be paid upon a requested increase in Face Amount. In addition, a commission of .10% of the average monthly Accumulation Value excluding any Loan Amount during each Policy Year may be paid. Further, registered representatives may be eligible to receive certain overrides and other benefits based on the amount of earned commissions.

     For all Policies issued by the Select*Life Variable Account, the aggregate amount paid to WSSI under our Distribution Agreement was $45,011,491 in 1998, $34,572,698 in 1997, and $30,988,102 in 1996.

MANAGEMENT

     The following is a list of the current directors and executive officers of the Company, their principal occupation and business experience.

                       TERM                           PRINCIPAL OCCUPATION
DIRECTORS            EXPIRES                        AND BUSINESS EXPERIENCE
---------            -------         ------------------------------------------------------------
Richard R. Crowl      1999           Senior Vice President, General Counsel and Secretary of
                                     ReliaStar Financial Corp. since 1996; Senior Vice President and General Counsel of ReliaStar Life Insurance Company,
                                     Northern Life Insurance Company, ReliaStar Life Insurance
                                     Company of New York and ReliaStar United Services Life
                                     Insurance Company since 1996; Senior Vice President and
                                     General Counsel of Washington Square Advisers, Inc. since
                                     1986; Vice President and Associate General Counsel of
                                     ReliaStar Financial Corp. from 1989 to 1996; Vice President and Associate General Counsel of ReliaStar Life Insurance
                                     Company from 1985 to 1996; Director and Senior Vice
                                     President of various subsidiaries of ReliaStar Financial
                                     Corp.

Michael J. Dubes      1999           President and Chief Executive Officer of Northern Life
                                     Insurance Company since 1994; Senior Vice President,
                                     Individual Insurance of ReliaStar Life Insurance Company
                                     from 1987 to 1994; Chairman of Washington Square Securities,
                                     Inc. from 1987 to 1994; Director and Officer of various
                                     subsidiaries of ReliaStar Financial Corp.

John H. Flittie       1999           Vice Chairman, President and Chief Operating Officer of
                                     ReliaStar Life Insurance Company since 1996; President,
                                     Chief Operating Officer, and Director of ReliaStar Financial
                                     Corp. and ReliaStar Life Insurance Company since 1993; Vice
                                     Chairman of ReliaStar Life Insurance Company of New York
                                     since 1995; Chief Executive Officer and President of
                                     ReliaStar Life Insurance Company of New York from 1996 to
                                     1998; Chairman and Director of Washington Square Securities,
                                     Inc. since 1996; Chairman and Director of PrimeVest
                                     Financial Services since 1996; Vice Chairman and President of ReliaStar United Services Life Insurance Company and
                                     ReliaStar Life Insurance Company of New York since 1995;
                                     Senior Executive Vice President and Chief Operating Officer
                                     of ReliaStar Financial Corp. and ReliaStar Life Insurance
                                     Company from 1992 to 1993; Senior Executive Vice President and Chief Operating Officer of ReliaStar Financial Corp.
                                     from 1991 to 1992; Executive Vice President and Chief
                                     Financial Officer of ReliaStar Financial Corp. and ReliaStar
                                     Life Insurance Company from 1989 to 1991; Senior Vice
                                     President and Chief Financial Officer of ReliaStar Financial
                                     Corp. since 1985; Director of Community First BankShares,
                                     Inc. and Director and Officer of various subsidiaries of
                                     ReliaStar Financial Corp.

Wayne R. Huneke       1999           Senior Vice President of ReliaStar Financial Corp. and
                                     ReliaStar Life Insurance Company since 1994; Chief Financial
                                     Officer and Treasurer of ReliaStar Financial Corp. and
                                     ReliaStar Life Insurance Company from 1994 to 1998; Vice
                                     President, Treasurer and Chief Accounting Officer from 1990 to 1994; Director and Officer of various subsidiaries of
                                     ReliaStar Financial Corp.

Mark S. Jordahl       1999           Senior Vice President and Chief Investment Officer of
                                     ReliaStar Life Insurance Company and ReliaStar Financial
                                     Corp. since 1998; Vice President of ReliaStar Life Insurance
                                     Company and ReliaStar Financial Corp. from 1987 to 1998;
                                     Director and Officer of various subsidiaries of ReliaStar
                                     Financial Corp.

                       TERM                           PRINCIPAL OCCUPATION
DIRECTORS            EXPIRES                        AND BUSINESS EXPERIENCE
---------            -------         ------------------------------------------------------------
Kenneth U. Kuk        1999           Senior Vice President of ReliaStar Financial Corp. and
                                     ReliaStar Life Insurance Company since 1996; Vice President,
                                     Strategic Marketing of ReliaStar Financial Corp. and
                                     ReliaStar Life Insurance Company since 1996; Vice President of Investments of ReliaStar Financial Corp. from 1991 to
                                     1996; President of Washington Square Advisers, Inc. since
                                     1995; Chairman of ReliaStar Mortgage Corporation since 1988;
                                     Director and Officer of various subsidiaries of ReliaStar
                                     Financial Corp.

Susan W. A. Mead      1999           Vice President, Strategic Marketing and Planning of
                                     ReliaStar Financial Corp. since 1998; Vice President,
                                     Corporate Communications and Community Relations of
                                     ReliaStar Financial Corp. from 1996 to 1998; President,
                                     ReliaStar Printing & Fulfillment Services of ReliaStar
                                     Financial Corp. since 1996; Second Vice President, Corporate
                                     Communications and Community Relations of ReliaStar
                                     Financial Corp. from 1992 to 1996; Director and Officer of various subsidiaries of ReliaStar Financial Corp.

William R. Merriam    1999           Senior Vice President, Life & Health Reinsurance of
                                     ReliaStar Life Insurance Company since 1991; Vice President from 1984 to 1991.


James R. Miller       1999           Senior Vice President, Chief Financial Officer and Treasurer
                                     of Reliastar Financial Corp. and ReliaStar Life Insurance
                                     Company since 1997; Vice President, Corporate Development of
                                     ReliaStar Financial Corp. from 1985 to 1992; Executive Vice
                                     President and Chief Operating Officer of Northern Life
                                     Insurance Company from 1992 to 1997.


Robert C. Salipante   1999           Senior Vice President, Personal Financial Services, of
                                     ReliaStar Financial Corp. and ReliaStar Life Insurance
                                     Company since 1996; President and Chief Executive Officer of
                                     ReliaStar Life Insurance Company of New York since 1998;
                                     Executive Vice President of ReliaStar Life Insurance Company
                                     of New York from 1996 to 1998; Senior Vice President, of
                                     Individual Division and Technology of ReliaStar Life
                                     Insurance Company in 1996; Senior Vice President of
                                     Strategic Marketing and Technology of ReliaStar Financial
                                     Corp. and ReliaStar Life Insurance Company from 1994 to
                                     1996; Senior Vice President and Chief Financial Officer of
                                     ReliaStar Financial Corp. and ReliaStar Life Insurance
                                     Company from 1992 to 1994; Executive Vice President of
                                     Ameritrust Corporation from 1988 to 1992.

John G. Turner        1999           Chairman and Chief Executive Officer of ReliaStar Financial
                                     Corp. and ReliaStar Life Insurance Company since 1993;
                                     Chairman of ReliaStar United Services Life Insurance Company
                                     and ReliaStar Life Insurance Company of New York since 1995;
                                     Chairman of Northern Life Insurance Company since 1992;
                                     Chairman, President and Chief Executive Officer of ReliaStar
                                     Financial Corp. and ReliaStar Life Insurance Company in
                                     1993; President and Chief Executive Officer of ReliaStar
                                     Financial Corp. and ReliaStar Life Insurance Company from
                                     1991 to 1993; President and Chief Operating Officer of
                                     ReliaStar Financial Corp. from 1989 to 1991; President and
                                     Chief Operating Officer of ReliaStar Life Insurance Company
                                     from 1986 to 1991; Director and Officer of various
                                     subsidiaries of ReliaStar Financial Corp.

     The Executive Committee and Finance Committee of our Board of Directors consists of Directors Flittie, Huneke, Salipante, Crowl and Turner.

EXECUTIVE OFFICERS

John G. Turner        Chairman and Chief Executive Officer
John H. Flittie       Vice Chairman, President and Chief Operating Officer
Richard R. Crowl      Senior Vice President and General Counsel
Wayne R. Huneke       Senior Vice President
Mark S. Jordahl       Senior Vice President and Chief Investment Officer
Kenneth U. Kuk        Senior Vice President
William R. Merriam    Senior Vice President
James R. Miller       Senior Vice President, Chief Financial Officer
                        and Treasurer
Robert C. Salipante   Senior Vice President

     All of the foregoing executive officers have been officers or employees of ours for the past five years, except for James R. Miller, who has been an employee of ours since 1997. However, Mr. Miller has been employed by an affiliate of ours since 1991.

     The following is a list of the current directors and executive officers of the of the principal underwriter and their business addresses.

NAME AND PRINCIPAL
BUSINESS ADDRESS             POSITIONS AND OFFICES
----------------             ---------------------
John H. Flittie*             Director; Chairman

Anne W. Dowdle*              Director

Michael J. Dubes             Director
1501 Fourth Avenue
Seattle, Washington 98111

James R. Gelder              Director
20 Security Drive
Avon, Connecticut 06001

Wayne R. Huneke*             Director

Robert C. Salipante*         Director

Jeffrey A. Montgomery*       President and Chief Executive Officer

Kenneth S. Cameranesi*       Executive Vice President and
                               Chief Operations Officer

Gene Grayson*                Vice President, National Sales and Marketing

David Braun*                 Assistant Vice President

Karin Callanan*              Assistant Vice President

Susan M. Bergen*             Secretary

Margaret B. Wall             Treasurer and Chief Financial Officer

Loralee A. Renelt*           Assistant Secretary

Allen Kidd                   Assistant Secretary
222 North Arch Road
Richmond, Virginia 23236

-------------------
* 20 Washington Avenue South
  Minneapolis, Minnesota 55401

STATE REGULATION

     We are subject to the laws of the State of Minnesota governing insurance companies and to regulation and supervision by the Insurance Division of the State of Minnesota. We file an annual statement in a prescribed form with the Insurance Division each year, and in each state we do business, covering our operations for the preceding year and our financial condition as of the end of that year. Our books and accounts are subject to review by the Insurance Division and a full examination of our operations is conducted periodically (usually every three years) by the National Association of Insurance Commissioners. This regulation does not, however, involve supervision or management of our investment practices or policies.

     In addition, we are subject to regulation under the insurance laws of other jurisdictions in which we operate.

     We are also subject to supervision and verification by the State of Minnesota regarding participating business allocated to the Participation Fund Account, which was established in connection with the reorganization and demutualization of the Company in 1989. The Participation Fund Account was established for the purpose of maintaining the dividend practices relative to certain policies previously issued by the Company's former Mutual Department. The Participation Fund Account is not a separate account as described under Minnesota Statutes Chapter 61A. An annual examination of the Participation Fund Account is made by independent consulting actuaries representing the Insurance Division of the State of Minnesota.



MASSACHUSETTS AND MONTANA RESIDENTS

     If you are a resident of Massachusetts or Montana, you should disregard all Policy provisions described in the prospectus that are based on the sex of the Insured. We will issue this Policy in Massachusetts and Montana on a unisex basis. You also should disregard references made to the mortality tables applicable to this Policy and substitute these references with an 80% male 20% female blend of the 1980 Commissioner's Standard Ordinary Smoker and Non-Smoker Mortality Tables, Age Last Birthday.



LEGAL PROCEEDINGS

     The Company and its affiliates, like other life insurance companies, are involved in lawsuits, including class action lawsuits. In some class action and other lawsuits involving insurers, substantial damages have been sought and/or material settlement payments have been made. Although the outcome of any litigation cannot be predicted with certainty, the Company believes that at the present time there are not pending or threatened lawsuits that are reasonably likely to have a material adverse impact on the Variable Account or the Company.


BONDING ARRANGEMENTS

     The Company maintains a blanket bond is maintained providing $25,000,000 coverage for our officers and employees and those of Washington Square Securities, Inc., (WSSI), subject to a $500,000 deductible.


LEGAL MATTERS


     Legal matters in connection with the Variable Account and the Policy described in this Prospectus have been passed upon by Robert B. Saginaw, Esquire, Attorney for the Company.



EXPERTS

     The financial statements of ReliaStar's Select*Life Variable Account as of December 31, 1998 and for each of the three years then ended and the annual consolidated financial statements of ReliaStar Life Insurance Company and subsidiaries included in this Prospectus have been audited by Deloitte & Touche, independent auditors, as stated in their reports which are included herein, and have been so included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing.

     Actuarial matters included in this Prospectus have been examined by Craig
A. Krogstad, F.S.A., M.A.A.A., as stated in the opinion filed as an exhibit to the Registration Statement.

REGISTRATION STATEMENT CONTAINS FURTHER INFORMATION

     A Registration Statement has been filed with the SEC under the Securities Act of 1933 with respect to the Policies. This Prospectus does not contain all information included in the Registration Statement, its amendments and exhibits. For further information concerning the Variable Account, the Funds, the Policies and us, please refer to the Registration Statement.

     Statements in this Prospectus concerning provisions of the Policy and other legal documents are summaries. Please refer to the documents as filed with the SEC for a complete statement of the provisions of those documents.

     Information may be obtained from the SEC's principal office in Washington, D.C., for a fee it prescribes, or examined there without charge.


FINANCIAL STATEMENTS

     The financial statements for the Variable Account reflect the operations of the Variable Account and its Sub-Accounts as of December 31, 1998 and for each of the three years in the period then ended. The financial statements are audited. The periods covered are not necessarily indicative of the longer term performance of the assets held in the Variable Account.

     The financial statements of ReliaStar Life Insurance Company and subsidiaries which are included in this Prospectus should be distinguished from the financial statements of the Variable Account and should be considered only as bearing upon the ability of ReliaStar Life Insurance Company to meet its obligations under the Policies. They should not be considered as bearing on the investment performance of the assets held in the Variable Account. These financial statements are as of December 31, 1998 and for each of the two years in the period ended December 31, 1998. The financial statements are audited. The periods covered are not necessarily indicative of the longer term performance of the Company.

                          INDEPENDENT AUDITORS' REPORT




Board of Directors
ReliaStar Life Insurance
Company and Policy Owners of
Select*Life Variable Account:

     We have audited the accompanying combined statement of assets and liabilities of ReliaStar Select*Life Variable Account as of December 31, 1998 and the related combined statements of operations and changes in policy owners' equity for each of the years ended December 31, 1998, 1997 and 1996 (consisting of the portfolios listed within the combined statements of operations and changes in policy owners' equity). These financial statements are the responsibility of the management of ReliaStar Life Insurance Company. Our responsibility is to express an opinion on these financial statements based on our audits.

     We have conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatements. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures include confirmation of the securities owned as of December 31, 1998, by correspondence with the account custodians. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective portfolios constituting the Select*Life Variable Account as of December 31, 1998 and the results of its operations and changes in its policy owners' equity for the years ended December 31, 1998, 1997 and 1996, in conformity with generally accepted accounting principles.





DELOITTE & TOUCHE LLP


Minneapolis, Minnesota
February 16, 1999

                 (This page has been left blank intentionally.)

                     RELIASTAR SELECT*LIFE VARIABLE ACCOUNT
                  COMBINED STATEMENT OF ASSETS AND LIABILITIES
                                December 31, 1998
                          (In Thousands, Except Shares)



ASSETS:                                                     SHARES          COST       MARKET VALUE
------------------------------------------------------   ------------   -----------   -------------
Investments in mutual funds at market value:
The Alger American Fund:
  Alger American Growth Portfolio .....................      110,036      $  5,066       $  5,856
  Alger American MidCap Growth Portfolio ..............       76,499         2,007          2,209
  Alger American Small Capitalization .................       60,803         2,564          2,674
Fidelity's Variable Insurance Products Fund (VIP) and
 Variable Insurance
  Products II Fund (VIP II):
  Equity-Income Portfolio .............................    3,869,245        72,118         98,356
  Growth Portfolio ....................................    3,375,268        95,675        151,448
  High Income Portfolio ...............................    1,779,927        21,204         20,523
  Money Market Portfolio ..............................   13,966,601        13,967         13,967
  Overseas Portfolio ..................................    1,572,860        28,021         31,536
  Asset Manager Portfolio .............................    2,349,652        35,741         42,670
  Contrafund Portfolio . ..............................    1,908,504        34,980         46,644
  Index 500 Portfolio .................................      334,662        36,603         47,271
  Investment Grade Bond Portfolio .....................      383,976         4,673          4,976
Janus Aspen Series:
  Aggressive Growth Portfolio .........................       58,502         1,291          1,614
  Growth Portfolio ....................................      185,299         3,819          4,362
  International Growth Portfolio ......................      156,879         3,158          3,337
  Worldwide Growth Portfolio ..........................      513,585        13,481         14,940
Neuberger Berman Advisers Management Trust:
  Limited Maturity Bond Portfolio .....................      143,481         1,975          1,983
  Partners Portfolio ..................................      519,302         9,974          9,830
Northstar Galaxy Trust:
  Northstar Growth + Value Portfolio ..................       98,487         1,584          1,848
  Northstar High Yield Bond Portfolio .................      108,511           518            528
  Northstar Emerging Growth Portfolio .................      178,831         2,262          2,525
  Northstar International Value Portfolio .............      146,098         1,586          1,619
  Northstar Multi-Sector Bond Portfolio ...............      288,488         1,458          1,393
OCC Accumulation Trust:
  Equity Portfolio ....................................       33,873         1,257          1,311
  Global Equity Portfolio .............................       47,440           739            732
  Managed Portfolio ...................................      126,269         5,442          5,523
  Small Cap Portfolio .................................       95,470         2,360          2,205
Putnam Variable Trust:
  Putnam VT Asia Pacific Growth Fund ..................      342,989         3,350          2,857
  Putnam VT Diversified Income Fund ...................      239,510         2,601          2,512
  Putnam VT Growth and Income Fund ....................    1,170,068        29,373         33,663
  Putnam VT New Opportunities Fund ....................    1,321,655        25,541         34,442
  Putnam VT Utilities Growth and Income Fund ..........      218,123         3,293          3,968
  Putnam VT Voyager Fund ..............................    1,759,215        59,584         80,660
                                                                          --------       --------
  Total Investments ...................................                   $527,265
    Total Assets ......................................                                  $679,982
                                                                                        ========
LIABILITIES AND POLICY OWNERS' EQUITY:
-------------------------------------------------------
Due from ReliaStar Life Insurance Company
 for contract charges ................................                                  $     (6)
Policy Owners' Equity ................................                                   679,988
                                                                                        --------
  Total Liabilities and Policy Owners' Equity ........                                  $679,982
                                                                                        ========


    The accompanying notes are an integral part of the financial statements.

                        RELIASTAR SELECT-VARIABLE ACCOUNT
                      COMBINED STATEMENTS OF OPERATIONS AND
                         CHANGES IN POLICYOWNERS' EQUITY
              For the years ended December 31, 1998, 1997 and 1996
                                 (In Thousands)


                                                                                    TOTAL ALL FUNDS
                                                                                        COMBINED
                                                              ------------------------------------------------------------
                                                                     1998                 1997                 1996
                                                              ------------------   ------------------   ------------------
Net investment income:
 Reinvested dividend income ...............................    $         7,644      $         5,580      $         2,990
 Reinvested capital gains .................................             34,463               14,480                8,110
 Administrative expenses ..................................             (4,152)              (2,742)              (1,935)
                                                               ---------------      ---------------      ---------------
   Net investment income (loss) and capital gains .........             37,955               17,318                9,165
                                                               ---------------      ---------------      ---------------
Realized and unrealized gains (losses):
 Net realized gains (losses) on redemptions
  of fund shares ..........................................             12,939                6,393                3,085
 Increase (decrease) in unrealized appreciation
  of investments ..........................................             55,885               46,873               15,731
                                                               ---------------      ---------------      ---------------
   Net realized and unrealized gains (losses) .............             68,824               53,266               18,816
                                                               ---------------      ---------------      ---------------
   Additions (reductions) from operations .................            106,779               70,584               27,981
                                                               ---------------      ---------------      ---------------
Policy Owners' transactions:
 Net premium payments .....................................            184,473              141,159              108,108
 Transfers between funds and/or fixed account .............               (251)                  74                   95
 Policy loans .............................................             (5,343)              (4,385)              (2,266)
 Loan collateral interest crediting .......................                462                  292                  174
 Surrenders ...............................................            (16,659)              (8,917)              (5,080)
 Death benefits ...........................................             (1,646)                (588)                (203)
 Cost of insurance charges ................................            (34,996)             (26,634)             (19,202)
 Death benefit guarantee charges ..........................               (630)                (439)                (459)
 Monthly expense charges ..................................             (5,413)              (4,207)              (2,932)
                                                               ---------------      ---------------      ---------------
   Additions (reductions) for policy owners'
    transactions ..........................................            119,997               96,355               78,235
                                                               ---------------      ---------------      ---------------
   Net additions (reductions) for the year ................            226,776              166,939              106,216

Policy Owners' Equity, beginning of the year ..............            453,212              286,273              180,057
                                                               ---------------      ---------------      ---------------
Policy Owners' Equity, end of the year ....................    $       679,988      $       453,212      $       286,273
                                                               ===============      ===============      ===============

Units Outstanding, beginning of the year ..................     21,952,826.717       15,861,312.070       10,541,629.343
Units Outstanding, end of the year ........................     29,584,452.030       21,952,826.717       15,861,312.070

Net Asset Value per Unit:
 Select*Life I ............................................                 --                   --                   --
 Select*Life Series 2000 ..................................                 --                   --                   --


    The accompanying notes are an integral part of the financial statements.

                      COMBINED STATEMENTS OF OPERATIONS AND
                   CHANGES IN POLICYOWNERS' EQUITY, CONTINUED

              ALGER AMERICAN                              ALGER AMERICAN                                ALGER AMERICAN
             GROWTH PORTFOLIO                         MIDCAP GROWTH PORTFOLIO                    SMALL CAPITALIZATION PORTFOLIO
-----------------------------------------  ---------------------------------------------  ------------------------------------------
     1998              1997         1996          1998               1997          1996         1998              1997          1996
---------------  ----------------  ------  -----------------  ------------------  ------  ----------------  ----------------  ------
$           3     $          --     $ --    $           --      $          --      $ --   $           --     $          --     $ --
          182                --       --                61                 --        --              155                --       --
          (16)               --       --                (8)                (1)       --               (8)               (1)      --
---------------  ----------------  ------  -----------------  ------------------  ------  ----------------  ----------------  ------
          169                --       --                53                 (1)       --              147                (1)      --
---------------  ----------------  ------  -----------------  ------------------  ------  ----------------  ----------------  ------



           37                --       --               (30)                --        --                6                (5)      --

          789                 1       --               218                (16)       --              133               (23)      --
---------------  ----------------  ------  -----------------  ------------------  ------  ----------------  ----------------  ------
          826                 1       --               188                (16)       --              139               (28)      --
---------------  ----------------  ------  -----------------  ------------------  ------  ----------------  ----------------  ------
          995                 1       --               241                (17)       --              286               (29)      --
---------------  ----------------  ------  -----------------  ------------------  ------  ----------------  ----------------  ------

        2,300               175       --             1,205                132        --            1,373               235       --
        2,512               175       --               512                263        --              555               452       --
          (40)               (1)      --                --                 (2)       --              (19)               --       --
           --                --       --                --                 --        --               --                --       --
          (19)               --       --                (9)                --        --               (8)               (2)      --
           --                --       --               (11)                --        --               --                --       --
         (194)               (6)      --               (82)                (5)       --             (124)              (14)      --
             (4)             --       --                (4)                --        --               (6)               --       --
          (28)               (1)      --               (12)                (1)       --              (18)               (2)      --
---------------  ----------------  ------  -----------------  ------------------  ------  ----------------  ----------------  ------

        4,527               342       --             1,599                387        --            1,753               669       --
---------------  ----------------  ------  -----------------  ------------------  ------  ----------------  ----------------  ------
        5,522               343       --             1,840                370        --            2,039               640       --

          343                --       --               370                 --        --              640                --       --
---------------  ----------------  ------  -----------------  ------------------  ------  ----------------  ----------------  ------
$       5,865     $         343     $ --    $        2,210      $         370      $ --   $        2,679     $         640     $ --
===============  ================  =====   =================  =================   =====   ================  ================  ======

   34,697.106                --       --        37,772.926                 --        --       63,628.672                --       --
  402,669.328        34,697.106       --       172,814.592         37,772.926        --      230,199.995        63,628.672       --


$   14.429571     $    9.823427     $ --    $    12.659555      $    9.793978      $ --   $    11.505655     $   10.039295     $ --
$   14.592177     $    9.854808     $ --    $    12.802277      $    9.825275      $ --   $    11.635433     $   10.071361     $ --


    The accompanying notes are an integral part of the financial statements.

                     RELIASTAR SELECT*LIFE VARIABLE ACCOUNT
                      COMBINED STATEMENTS OF OPERATIONS AND
         CHANGES IN POLICYOWNERS' EQUITY, CONTINUED For the years ended
                        December 31, 1998, 1997 and 1996
                                 (In Thousands)


                                                                                             FIDELITY'S VIP
                                                                                        EQUITY-INCOME PORTFOLIO
                                                                   -----------------------------------------------------------------
                                                                            1998                  1997                  1996
                                                                   --------------------- --------------------- ---------------------
Net investment income:
 Reinvested dividend income ......................................   $           1,175     $           1,013     $              67
 Reinvested capital gains ........................................               4,180                 5,096                 1,929
 Administrative expenses .........................................                (705)                 (551)                 (458)
                                                                     -----------------     -----------------     -----------------
   Net investment income (loss) and capital gains ................               4,650                 5,558                 1,538
                                                                     -----------------     -----------------     -----------------
Realized and unrealized gains (losses):
 Net realized gains (losses) on redemptions of fund shares .......               2,533                 1,778                   812
 Increase (decrease) in unrealized appreciation of investments ...               2,086                 9,445                 3,943
                                                                     -----------------     -----------------     -----------------
   Net realized and unrealized gains (losses) ....................               4,619                11,223                 4,755
                                                                     -----------------     -----------------     -----------------
   Additions (reductions) from operations ........................               9,269                16,781                 6,293
                                                                     -----------------     -----------------     -----------------
Policy Owners' transactions:
 Net premium payments ............................................              18,161                17,102                15,950
 Transfers between funds and/or fixed account ....................              (2,096)               (1,313)                 (782)
 Policy loans ....................................................              (1,121)               (1,209)                 (576)
 Loan collateral interest crediting ..............................                 113                    76                    49
 Surrenders ......................................................              (3,152)               (1,627)                 (977)
 Death benefits ..................................................                (264)                 (160)                  (72)
 Cost of insurance charges .......................................              (4,711)               (4,240)               (3,423)
 Death benefit guarantee charges .................................                (114)                 (111)                 (115)
 Monthly expense charges .........................................                (659)                 (596)                 (475)
                                                                     -----------------     -----------------     -----------------
   Additions (reductions) for policy owners' transactions ........               6,157                 7,922                 9,579
                                                                     -----------------     -----------------     -----------------
   Net additions (reductions) for the year .......................              15,426                24,703                15,872
Policy Owners' Equity, beginning of the year .....................              82,910                58,207                42,335
                                                                     -----------------     -----------------     -----------------
Policy Owners' Equity, end of the year ...........................   $          98,336     $          82,910     $          58,207
                                                                     =================     =================     =================

Units Outstanding, beginning of the year .........................       3,053,047.193         2,622,030.390         2,023,713.030
Units Outstanding, end of the year ...............................       3,348,679.958         3,053,047.193         2,622,030.390

Net Asset Value per Unit:
 Select*Life I ...................................................   $       38.822462     $       35.058961     $       27.587247
 Select*Life Series 2000 .........................................   $       23.531218     $       21.080180     $              --


    The accompanying notes are an integral part of the financial statements.

                     COMBINED STATEMENTS OF OPERATIONS AND
                  CHANGES IN POLICYOWNERS' EQUITY, CONTINUED


                         FIDELITY'S VIP                                                  FIDELITY'S VIP
                        GROWTH PORTFOLIO                                              HIGH INCOME PORTFOLIO
----------------------------------------------------------------- -------------------------------------------------------------
         1998                  1997                  1996                  1998                 1997                1996
--------------------- --------------------- --------------------- --------------------- ------------------- -------------------
  $             537     $             526     $             156     $           1,415     $         1,063     $           832
             14,057                 2,357                 3,939                   899                 131                 163
               (971)                 (722)                 (557)                 (160)               (132)               (103)
  -----------------     -----------------     -----------------     -----------------     ---------------     ---------------
             13,623                 2,161                 3,538                 2,154               1,062                 892
  -----------------     -----------------     -----------------     -----------------     ---------------     ---------------

              4,873                 2,098                   980                   210                 301                 162
             22,732                14,061                 3,837                (3,436)              1,318                 473
  -----------------     -----------------     -----------------     -----------------     ---------------     ---------------
             27,605                16,159                 4,817                (3,226)              1,619                 635
  -----------------     -----------------     -----------------     -----------------     ---------------     ---------------
             41,228                18,320                 8,355                (1,072)              2,681               1,527
  -----------------     -----------------     -----------------     -----------------     ---------------     ---------------

             21,080                21,483                21,247                 5,161               5,072               4,359
             (1,512)               (1,822)                  329                  (469)             (1,001)               (267)
             (1,618)               (1,280)                 (758)                 (268)               (282)                (67)
                138                    92                    57                    21                  15                   9
             (4,327)               (2,498)               (1,807)                 (740)               (397)               (286)
               (370)                 (160)                  (53)                  (88)                (39)                (10)
             (6,378)               (5,741)               (4,894)               (1,230)             (1,198)               (995)
               (168)                 (163)                 (173)                  (31)                (29)                (32)
               (956)                 (876)                 (739)                 (144)               (140)               (121)
  -----------------     -----------------     -----------------     -----------------     ---------------     ---------------
              5,889                 9,035                13,209                 2,212               2,001               2,590
  -----------------     -----------------     -----------------     -----------------     ---------------     ---------------
             47,117                27,355                21,564                 1,140               4,682               4,117

            104,273                76,918                55,354                19,377              14,695              10,578
  -----------------     -----------------     -----------------     -----------------     ---------------     ---------------
  $         151,390     $         104,273     $          76,918     $          20,517     $        19,377     $        14,695
  =================     =================     =================     =================     ===============     ===============

      3,971,201.581         3,452,718.980         2,622,289.757           916,625.159         773,942.356         577,083.123
      4,282,470.411         3,971,201.581         3,452,718.980         1,053,934.152         916,625.159         773,942.356


  $       49.996221     $       36.130923     $       29.496120     $       28.427207     $     29.952917     $     25.660930
  $       26.727479     $       19.160956     $              --     $       15.116470     $     15.800365     $            --


                       [WIDE TABLE CONTINUED FROM ABOVE]


                          FIDELITY'S VIP
                      MONEY MARKET PORTFOLIO
----------------------------------------------------------------
          1998                   1997                  1996
----------------------- --------------------- ------------------
   $            669        $          556        $          417
                 --                    --                    --
                (92)                  (67)                  (68)
   -----------------       ---------------       ---------------
                577                   489                   349
   -----------------       ---------------       ---------------


                 --                    --                    --
                 --                    --                    --
   -----------------       ---------------       ---------------
                 --                    --                    --
   -----------------       ---------------       ---------------
                577                   489                   349
   -----------------       ---------------       ---------------


             10,376                10,226                 7,798
             (7,227)               (5,733)               (4,502)
                (31)                 (147)                  (97)
                 18                    13                     7
               (285)                 (802)                 (164)
                 (7)                  (43)                   (1)
               (817)                 (755)                 (698)
                (55)                   (8)                   (8)
                (74)                  (73)                  (62)
   ------------------      ----------------      ----------------
              1,898                 2,678                 2,273
   ------------------      ----------------      ----------------
              2,475                 3,167                 2,622

             11,493                 8,326                 5,704
   ------------------      ----------------      ----------------
   $         13,968        $       11,493        $        8,326
   ==================      ================      ================

        875,038.346           654,425.374           454,516.667
      1,021,422.904           875,038.346           654,425.374


   $      17.399235        $    16.628903        $    15.890521
   $      12.941412        $    12.269546        $          --


    The accompanying notes are an integral part of the financial statements.

                     RELIASTAR SELECT*LIFE VARIABLE ACCOUNT
                      COMBINED STATEMENTS OF OPERATIONS AND
                   CHANGES IN POLICYOWNERS' EQUITY, CONTINUED
              For the years ended December 31, 1998, 1997 and 1996
                                 (In Thousands)


                                                                                            FIDELITY'S VIP
                                                                                          OVERSEAS PORTFOLIO
                                                                  -----------------------------------------------------------------
                                                                           1998                   1997                  1996
                                                                  ---------------------  --------------------- --------------------
Net investment income:
 Reinvested dividend income .....................................   $             551      $             411     $             202
 Reinvested capital gains . .....................................               1,626                  1,630                   223
 Administrative expenses ........................................                (247)                  (220)                 (119)
                                                                    -----------------      -----------------     -----------------
   Net investment income (loss) and capital gains ...............               1,930                  1,821                   306
                                                                    -----------------      -----------------     -----------------
Realized and unrealized gains (losses):
 Net realized gains (losses) on redemptions of fund shares ......               1,235                    724                   354
 Increase (decrease) in unrealized appreciation of investments ..                 187                      5                 1,706
                                                                    -----------------      -----------------     -----------------
   Net realized and unrealized gains (losses) ...................               1,422                    729                 2,060
                                                                    -----------------      -----------------     -----------------
   Additions (reductions) from operations .......................               3,352                  2,550                 2,366
                                                                    -----------------      -----------------     -----------------
Policy Owners' transactions:
 Net premium payments ...........................................               5,928                  7,156                 6,819
 Transfers between funds and/or fixed account ...................              (2,715)                (1,515)                 (582)
 Policy loans ...................................................                (396)                  (379)                 (235)
 Loan collateral interest crediting .............................                  44                     28                    16
 Surrenders .....................................................                (889)                  (690)                 (493)
 Death benefits .................................................                 (60)                   (18)                  (17)
 Cost of insurance charges ......................................              (1,589)                (1,667)               (1,500)
 Death benefit guarantee charges ................................                 (37)                   (43)                  (47)
 Monthly expense charges ........................................                (241)                  (253)                 (227)
                                                                    -----------------      -----------------     -----------------
   Additions (reductions) for policy owners' transactions .......                  45                  2,619                 3,734
                                                                    -----------------      -----------------     -----------------
   Net additions (reductions) for the year ......................               3,397                  5,169                 6,100

Policy Owners' Equity, beginning of the year ....................              28,117                 22,948                16,848
                                                                    -----------------      -----------------     -----------------
Policy Owners' Equity, end of the year ..........................   $          31,514      $          28,117     $          22,948
                                                                    =================      =================     =================

Units Outstanding, beginning of the year ........................       1,733,459.426          1,536,316.506         1,229,928.330
Units Outstanding, end of the year ..............................       1,752,679.671          1,733,459.426         1,536,316.506
Net Asset Value per Unit:

 Select*Life I ..................................................   $       22.444163      $       20.066499     $       18.132967
 Select*Life Series 2000 ........................................   $       15.745282      $       13.964753     $              --


    The accompanying notes are an integral part of the financial statements.

                      COMBINED STATEMENTS OF OPERATIONS AND
                   CHANGES IN POLICYOWNERS' EQUITY, CONTINUED

                        FIDELITY'S VIP II                                              FIDELITY'S VIP II
                     ASSET MANAGER PORTFOLIO                                         CONTRAFUND PORTFOLIO
----------------------------------------------------------------- -----------------------------------------------------------
         1998                  1997                  1996                  1998                  1997               1996
--------------------- --------------------- --------------------- --------------------- --------------------- ---------------
  $           1,161     $           1,010     $             840     $             180     $              94    $          --
              3,484                 2,533                   692                 1,324                   247               22
               (323)                 (270)                 (210)                 (229)                 (104)             (48)
  -----------------     -----------------     -----------------     -----------------     -----------------    -------------
              4,322                 3,273                 1,322                 1,275                   237              (26)
  -----------------     -----------------     -----------------     -----------------     -----------------    -------------

                274                   346                   169                   651                    61               25
                660                 2,222                 1,834                 7,367                 3,113            1,155
  -----------------     -----------------     -----------------     -----------------     -----------------    -------------
                934                 2,568                 2,003                 8,018                 3,174            1,180
  -----------------     -----------------     -----------------     -----------------     -----------------    -------------
              5,256                 5,841                 3,325                 9,293                 3,411            1,154
  -----------------     -----------------     -----------------     -----------------     -----------------    -------------

              5,834                 6,096                 6,607                16,875                12,617            7,406
               (717)                 (651)               (1,215)                  605                   767              730
               (482)                 (371)                 (209)                 (197)                  (66)             (21)
                 51                    38                    26                     6                     1               --
             (1,458)                 (694)                 (545)                 (882)                 (307)             (60)
                (60)                  (68)                  (25)                 (130)                  (10)              --
             (2,041)               (2,034)               (1,948)               (2,823)               (1,815)            (837)
                (52)                  (56)                  (61)                  (15)                   --               --
               (255)                 (264)                 (262)                 (512)                 (344)            (155)
  -----------------     -----------------     -----------------     -----------------     -----------------    -------------
                820                 1,996                 2,368                12,927                10,843            7,063
  -----------------     -----------------     -----------------     -----------------     -----------------    -------------
              6,076                 7,837                 5,693                22,220                14,254            8,217

             36,580                28,743                23,050                24,427                10,173            1,956
  -----------------     -----------------     -----------------     -----------------     -----------------    -------------
  $          42,656     $          36,580     $          28,743     $          46,647     $          24,427    $      10,173
  =================     =================     =================     =================     =================    =============

      2,034,040.832         1,892,481.312         1,704,151.254         1,334,244.465           686,514.792      160,147.180
      2,091,427.861         2,034,040.832         1,892,481.312         1,974,535.451         1,334,244.465      686,514.792


  $       24.280390     $       21.274161     $       17.774921     $       13.286083     $       10.304064    $          --
  $       17.348504     $       15.079031     $              --     $       23.909755     $       18.395120    $          --

                       [WIDE TABLE CONTINUED FROM ABOVE]

                        FIDELITY'S VIP II
                       INDEX 500 PORTFOLIO
-----------------------------------------------------------------
         1998                  1997                  1996
--------------------- --------------------- ---------------------
  $             278      $           95        $           33
                644                 193                    84
               (229)                (91)                  (40)
  -----------------      ---------------       ---------------
                693                 197                    77
  -----------------      ---------------       ---------------

              1,033                 427                    80
              6,585               2,896                   793
  -----------------      ---------------       ---------------
              7,618               3,323                   873
  -----------------      ---------------       ---------------
              8,311               3,520                   950
  -----------------      ---------------       ---------------

             16,991               9,635                 3,577
              3,742               3,272                 1,125
               (264)               (104)                   (9)
                 14                   4                     1
               (670)               (188)                  (76)
                (59)                 (3)                   (4)
             (2,579)             (1,225)                 (447)
                (30)                 (7)                   (5)
               (434)               (226)                  (86)
  -----------------      ----------------      ----------------
             16,711              11,158                 4,076
  -----------------      ----------------      ----------------
             25,022              14,678                 5,026

             22,261               7,583                 2,557
  -----------------      ----------------      ----------------
  $          47,283      $       22,261        $        7,583
  =================      ================      ================

        981,434.839         441,948.368           181,509.017
      1,628,829.448         981,434.839           441,948.368


  $       29.701980      $     23.332252       $     17.724683
  $       28.934443      $     22.547720       $           --

    The accompanying notes are an integral part of the financial statements.

                     RELIASTAR SELECT*LIFE VARIABLE ACCOUNT
                      COMBINED STATEMENTS OF OPERATIONS AND
                   CHANGES IN POLICYOWNERS' EQUITY, CONTINUED
              For the years ended December 31, 1998, 1997 and 1996
                                 (In Thousands)

                                                                                           FIDELITY'S VIP II
                                                                                    INVESTMENT GRADE BOND PORTFOLIO
                                                                   ----------------------------------------------------------------
                                                                            1998                  1997                  1996
                                                                   --------------------- --------------------- --------------------
Net investment income:
 Reinvested dividend income ......................................    $          206        $          194        $          139
 Reinvested capital gains ........................................                25                    --                    --
 Administrative expenses .........................................               (36)                  (27)                  (24)
                                                                      ---------------       ---------------       ---------------
   Net investment income (loss) and capital gains ................               195                   167                   115
                                                                      ---------------       ---------------       ---------------
Realized and unrealized gains (losses):
 Net realized gains (losses) on redemptions of fund shares .......               128                    16                    12
 Increase (decrease) in unrealized appreciation of investments                    47                    94                   (51)
                                                                      ---------------       ---------------       ---------------
   Net realized and unrealized gains (losses) ....................               175                   110                   (39)
                                                                      ---------------       ---------------       ---------------
   Additions (reductions) from operations ........................               370                   277                    76
                                                                      ---------------       ---------------       ---------------
Policy Owners' transactions:
 Net premium payments ............................................             2,363                   907                   986
 Transfers between funds and/or fixed account ....................            (1,154)                 (169)                 (300)
 Policy loans ....................................................               (50)                  (37)                  (19)
 Loan collateral interest crediting ..............................                 4                     2                     1
 Surrenders ......................................................              (106)                  (69)                  (47)
 Death benefits ..................................................                (7)                   (2)                   (5)
 Cost of insurance charges .......................................              (280)                 (225)                 (211)
 Death benefit guarantee charges .................................                (7)                   (5)                   (6)
 Monthly expense charges .........................................               (30)                  (28)                  (27)
                                                                      ----------------      ----------------      ----------------

   Additions (reductions) for policy owners' transactions ........               733                   374                   372
                                                                      ----------------      ----------------      ----------------
   Net additions (reductions) for the year .......................             1,103                   651                   448

Policy Owners' Equity, beginning of the year .....................             3,872                 3,221                 2,773
                                                                      ----------------      ----------------      ----------------
Policy Owners' Equity, end of the year ...........................    $        4,975        $        3,872        $        3,221
                                                                      ================      ================      ================

Units Outstanding, beginning of the year .........................       276,930.635           247,189.999           214,771.624
Units Outstanding, end of the year ...............................       333,810.100           276,930.635           247,189.999

Net Asset Value per Unit:
 Select*Life I ...................................................    $    17.100659        $    15.837535        $    14.638773
 Select*Life Series 2000 .........................................    $    13.807112        $    12.685026        $          --

    The accompanying notes are an integral part of the financial statements.

                     COMBINED STATEMENTS OF OPERATIONS AND
                  CHANGES IN POLICYOWNERS' EQUITY, CONTINUED

               JANUS ASPEN SERIES                                JANUS ASPEN SERIES
           AGGRESSIVE GROWTH PORTFOLIO                            GROWTH PORTFOLIO
------------------------------------------------- -------------------------------------------------
         1998                 1997          1996           1998                 1997          1996
--------------------- -------------------- ------ --------------------- -------------------- ------
   $           --        $          --      $ --     $           41        $           1      $ --
               --                   --        --                 32                   --        --
               (7)                  --        --                (10)                  --        --
   -----------------     --------------     ----     ---------------       --------------     ----
               (7)                  --        --                 63                    1        --
   -----------------     --------------     ----     ---------------       --------------     ----

               95                   (1)       --                (16)                  --        --
              317                    6        --                541                    2        --
   ----------------      ---------------    ----     ---------------       --------------     ----
              412                    5        --                525                    2        --
   ----------------      ---------------    ----     ---------------       --------------     ----
              405                    5        --                588                    3        --
   ----------------      ---------------    ----     ---------------       --------------     ----

              884                  109        --              1,477                  157        --
              194                  156        --              2,294                  136        --
               (4)                   1        --                  2                   (3)       --
                2                   --        --                 --                    1        --
              (15)                  --        --                (74)                  --        --
               --                   --        --                 (8)                  --        --
              (88)                  (6)       --               (132)                  (7)       --
               (4)                  --        --                 (2)                  --        --
              (13)                  (1)       --                (22)                  (1)       --
   ----------------      ----------------   ----     ----------------      ----------------   ----

              956                  259        --              3,535                  283        --
   ----------------      ---------------    ----     ----------------      ---------------    ----
            1,361                  264        --              4,123                  286        --

              264                   --        --                286                   --        --
   ----------------      ---------------    ----     ----------------      ---------------    ----

   $        1,625        $         264      $ --     $        4,409        $         286      $ --
   ================      ===============    ====     ================      ===============    ====

       24,053.408                   --        --         28,040.816                   --        --
      110,510.717           24,053.408        --        319,301.091           28,040.816        --


   $    14.550679        $   10.925142      $ --     $    13.665622        $   10.154694      $ --
   $    14.714669        $   10.960002      $ --     $    13.819668        $   10.187114      $ --

                        [WIDE TABLE CONTINUED FROM ABOVE]

                JANUS ASPEN SERIES
          INTERNATIONAL GROWTH PORTFOLIO
--------------------------------------------------
         1998                 1997           1996
--------------------- -------------------- -------
   $           35        $           1      $ --
                5                   --        --
              (16)                  (1)       --
   ---------------       ----------------   ----
               24                   --        --
   ---------------       ---------------    ----

               52                   (1)       --
              190                  (11)       --
   ---------------       ---------------    ----
              242                  (12)       --
   ---------------       ---------------    ----
              266                  (12)       --
   ---------------       ---------------    ----

            1,711                  250        --
              745                  623        --
              (11)                  (2)       --
                1                   --        --
              (18)                  --        --
               --                   --        --
             (167)                 (13)       --
               (5)                  --        --
              (26)                  (2)       --
   ---------------       --------------     ----

            2,230                  856        --
   ---------------       --------------     ----
            2,496                  844        --

              844                   --        --
   ---------------       --------------     ----
   $        3,340        $         844      $ --
   ===============       ==============     ====

       87,549.532                   --        --
      296,248.488           87,549.532        --


   $    11.158415        $    9.594712      $ --
   $    11.284244        $    9.625377      $ --

    The accompanying notes are an integral part of the financial statements.

                        RELIASTAR SELECT-VARIABLE ACCOUNT
                      COMBINED STATEMENTS OF OPERATIONS AND
                   CHANGES IN POLICYOWNERS' EQUITY, CONTINUED
              For the years ended December 31, 1998, 1997 and 1996
                                 (In Thousands)

                                                                                         JANUS ASPEN SERIES
                                                                                     WORLDWIDE GROWTH PORTFOLIO
                                                                         ---------------------------------------------------
                                                                                  1998                  1997           1996
                                                                         --------------------- --------------------- -------
Net investment income:
 Reinvested dividend income ............................................   $             210      $            5      $ --
 Reinvested capital gains ..............................................                  81                  --        --
 Administrative expenses ...............................................                 (57)                 (3)       --
                                                                           -----------------      -----------------   ----
   Net investment income (loss) and capital gains ......................                 234                   2        --
                                                                           -----------------      ----------------    ----
Realized and unrealized gains (losses):
 Net realized gains (losses) on redemptions of fund shares .............                  99                  --        --
 Increase (decrease) in unrealized appreciation of investments .........               1,475                 (16)       --
                                                                           -----------------      ----------------    ----
   Net realized and unrealized gains (losses) ..........................               1,574                 (16)       --
                                                                           -----------------      ----------------    ----
   Additions (reductions) from operations ..............................               1,808                 (14)       --
                                                                           -----------------      ----------------    ----
Policy Owners' transactions:
 Net premium payments ..................................................               7,344                 906        --
 Transfers between funds and/or fixed account ..........................               4,415               1,582        --
 Policy loans ..........................................................                 (13)                 (4)       --
 Loan collateral interest crediting ....................................                   1                  --        --
 Surrenders ............................................................                 (90)                 (1)       --
 Death benefits ........................................................                 (53)                 --        --
 Cost of insurance charges .............................................                (755)                (49)       --
 Death benefit guarantee charges .......................................                 (12)                 --        --
 Monthly expense charges ...............................................                (106)                 (7)       --
                                                                           -----------------      -----------------   ----
   Additions (reductions) for policy owners' transactions ..............              10,731               2,427        --
                                                                           -----------------      ----------------    ----
   Net additions (reductions) for the year .............................              12,539               2,413        --

Policy Owners' Equity, beginning of the year ...........................               2,413                  --        --
                                                                           -----------------      ----------------    ----
Policy Owners' Equity, end of the year .................................   $          14,952      $        2,413      $ --
                                                                           =================      ================    ====

Units Outstanding, beginning of the year ...............................         245,314.904                  --        --
Units Outstanding, end of the year .....................................       1,180,179.061         245,314.904        --

Net Asset Value per Unit:
 Select*Life I .........................................................   $       12.539787      $     9.804994      $ --
 Select*Life Series 2000 ...............................................   $       12.681124      $     9.836310      $ --

    The accompanying notes are an integral part of the financial statements.

                     COMBINED STATEMENTS OF OPERATIONS AND
                  CHANGES IN POLICYOWNERS' EQUITY, CONTINUED


                 NEUBERGER BERMAN                                  NEUBERGER BERMAN
            ADVISERS MANAGEMENT TRUST                         ADVISERS MANAGEMENT TRUST
         LIMITED MATURITY BOND PORTFOLIO                          PARTNERS PORTFOLIO
-------------------------------------------------- ------------------------------------------------
         1998                  1997          1996          1998                 1997          1996
--------------------- --------------------- ------ ------------------- --------------------- ------
   $           79        $           --      $ --    $            11      $           --      $ --
               --                    --        --                342                  --        --
               (9)                   --        --                (45)                 (2)       --
   -----------------     ---------------     ----    ---------------      -----------------   ----
               70                    --        --                308                  (2)       --
   ----------------      ---------------     ----    ---------------      -----------------   ----
              (21)                   --        --               (137)                  3        --
                1                     7        --               (164)                 20        --
   ----------------      ---------------     ----    ---------------      ----------------    ----
              (20)                    7        --               (301)                 23        --
   ----------------      ---------------     ----    ---------------      ----------------    ----
               50                     7        --                  7                  21        --
   ----------------      ---------------     ----    ---------------      ----------------    ----
            1,242                   209        --              5,576                 484        --
             (296)                  896        --              3,196               1,288        --
               (2)                   (2)       --                (55)                 (2)       --
               --                    --        --                  2                   1        --
               (2)                   --        --                (58)                 (2)       --
               (5)                   --        --                 --                  --        --
              (94)                   (6)       --               (518)                (26)       --
               (2)                   --        --                (11)                 --        --
              (11)                   (1)       --                (64)                 (3)       --
   ----------------      -----------------   ----    ---------------      -----------------   ----
              830                 1,096        --              8,068               1,740        --
   ----------------      ----------------    ----    ---------------      ----------------    ----
              880                 1,103        --              8,075               1,761        --
            1,103                    --        --              1,761                  --        --
   ----------------      ----------------    ----    ---------------      ----------------    ----
   $        1,983        $        1,103      $ --    $         9,836      $        1,761      $ --
   ================      ================    ====    ===============      ================    ====

      107,550.694                    --        --        170,599.212                  --        --
      185,303.929           107,550.694        --        914,725.581         170,599.212        --


   $    10.584999        $    10.221530      $ --    $     10.640408      $    10.292965      $ --
   $    10.704404        $    10.254171      $ --    $     10.760407      $    10.325813      $ --


                       [WIDE TABLE CONTINUED FROM ABOVE]


              NORTHSTAR GALAXY TRUST
             GROWTH + VALUE PORTFOLIO
--------------------------------------------------
         1998                 1997           1996
--------------------- -------------------- -------
   $           --        $           1      $ --
               14                    7        --
               (8)                  (1)       --
   -----------------     ----------------   ----
                6                    7        --
   ----------------      ---------------    ----

               --                    1        --
              277                  (13)       --
   ----------------      ---------------    ----
              277                  (12)       --
   ----------------      ---------------    ----

              283                   (5)       --
   ----------------      ----------------   ----
            1,061                  187        --
               59                  497        --
                4                   (2)       --
               --                   --        --
               (4)                  (1)       --
              (94)                  --        --
             (115)                 (10)       --
               (3)                  --        --
              (11)                  (1)       --
   ----------------      ----------------   ----

              897                  670        --
   ----------------      ---------------    ----
            1,180                  665        --

              665                   --        --
   ----------------      ---------------    ----
   $        1,845        $         665      $ --
   ================      ===============    ====

       65,399.595                   --        --
      151,938.013           65,399.595        --


   $    12.022926        $   10.156905      $ --
   $    12.158465        $   10.189337      $ --


    The accompanying notes are an integral part of the financial statements.

                     RELIASTAR SELECT*LIFE VARIABLE ACCOUNT
                      COMBINED STATEMENTS OF OPERATIONS AND
                   CHANGES IN POLICYOWNERS' EQUITY, CONTINUED
              For the years ended December 31, 1998, 1997 and 1996
                                 (In Thousands)


                                                                                          NORTHSTAR GALAXY TRUST
                                                                                        HIGH YIELD BOND PORTFOLIO
                                                                           ----------------------------------------------------
                                                                                   1998                   1997            1996
                                                                           --------------------   -------------------   -------
Net investment income:
 Reinvested dividend income ............................................      $          24          $          1        $ --
 Reinvested capital gains ..............................................                  1                    --          --
 Administrative expenses ...............................................                 (2)                   --          --
                                                                              ----------------       -------------       ----
  Net investment income (loss) and capital gains .......................                 23                     1          --
                                                                              ---------------        -------------       ----
Realized and unrealized gains (losses):
 Net realized gains (losses) on redemptions of fund shares .............                (43)                   --          --
 Increase (decrease) in unrealized appreciation of investments .........                 11                    (1)        --
                                                                              ---------------        -------------       ----
   Net realized and unrealized gains (losses) ..........................                (32)                   (1)         --
                                                                              ---------------        -------------       ----
   Additions (reductions) from operations ..............................                 (9)                  --          --
                                                                              ----------------       --------------      ----
Policy Owners' transactions:
 Net premium payments ..................................................                482                    52          --
 Transfers between funds and/or fixed account ..........................                 35                     9          --
 Policy loans ..........................................................                  2                    (2)         --
 Loan collateral interest crediting ....................................                 --                    --          --
 Surrenders ............................................................                 (1)                   --          --
 Death benefits ........................................................                 (5)                   --          --
 Cost of insurance charges .............................................                (28)                   (2)         --
 Death benefit guarantee charges .......................................                 (1)                   --          --
 Monthly expense charges ...............................................                 (3)                   --          --
                                                                              ----------------       --------------      ----
  Additions (reductions) for policy owners' transactions ...............                481                    57          --
                                                                              ---------------        --------------      ----
  Net additions (reductions) for the year ..............................                472                    57          --

Policy Owners' Equity, beginning of the year ...........................                 57                    --          --
                                                                              ---------------        --------------      ----
Policy Owners' Equity, end of the year .................................      $         529          $         57        $ --
                                                                              ===============        ==============      ====

Units Outstanding, beginning of the year ...............................          5,488.146                    --          --
Units Outstanding, end of the year .....................................         50,566.068             5,488.146          --

Net Asset Value per Unit:
 Select*Life I .........................................................      $   10.351379          $  10.373728        $ --
 Select*Life Series 2000 ...............................................      $   10.468149          $  10.406855        $ --

    The accompanying notes are an integral part of the financial statements.

                      COMBINED STATEMENTS OF OPERATIONS AND
                   CHANGES IN POLICYOWNERS' EQUITY, CONTINUED


                  NORTHSTAR GALAXY TRUST                                NORTHSTAR GALAXY TRUST
                EMERGING GROWTH PORTFOLIO                            INTERNATIONAL VALUE PORTFOLIO
---------------------------------------------------------- -------------------------------------------------
         1998                 1997               1996               1998                 1997          1996
--------------------- -------------------- --------------- --------------------- -------------------- ------
   $           58        $          36      $        13       $           21        $           1      $ --
              107                    9               38                   68                   --        --
              (11)                  (5)              (3)                  (7)                  --        --
   ---------------       ----------------   --------------    -----------------     --------------     ----
              154                   40               48                   82                    1        --
   ---------------       ---------------    -------------     ----------------      --------------     ----

               10                    3                2                   47                   --        --
              181                   83               (2)                  33                   --        --
   ---------------       ---------------    --------------    ----------------      --------------     ----
              191                   86               --                   80                   --        --
   ---------------       ---------------    -------------     ----------------      --------------     ----
              345                  126               48                  162                    1        --
   ---------------       ---------------    -------------     ----------------      --------------     ----

              990                  826              413                  975                  144        --
               (2)                  47               68                  218                  258        --
              (13)                 (11)              --                   (4)                  --        --
               --                   --               --                    2                   --        --
              (27)                 (21)              --                   (9)                  (2)       --
               --                   (1)              --                   --                   --        --
             (179)                 (96)             (39)                 (96)                  (8)       --
               (1)                  --               --                   (3)                  --        --
              (30)                 (19)              (7)                 (11)                  (1)       --
   ----------------      ---------------    --------------    ----------------      ----------------   ----
              738                  725              435                1,072                  391        --
   ----------------      ---------------    -------------     ----------------      ---------------    ----
            1,083                  851              483                1,234                  392        --

            1,441                  590              107                  392                   --        --
   ----------------      ---------------    -------------     ----------------      ---------------    ----
   $        2,524        $       1,441      $       590       $        1,626        $         392      $ --
   ================      ===============    =============     ================      ===============    ====

       90,105.753           42,551.251        8,746.326           38,707.007                   --        --
      134,480.431           90,105.753       42,551.251          137,264.427           38,707.007        --


   $    12.082938        $   10.383806      $        --       $    11.712172        $   10.097293      $ --
   $    18.810805        $   16.036372      $        --       $    11.844211        $   10.129526      $ --


                        [WIDE TABLE CONTINUED FROM ABOVE]


                 NORTHSTAR GALAXY TRUST
               MULTI-SECTOR BOND PORTFOLIO
---------------------------------------------------------
        1998                 1997               1996
-------------------- -------------------- ---------------
   $          77        $          34      $        14
              --                    3                5
              (7)                  (3)              (1)
   ---------------      ---------------    -------------
              70                   34               18
   ---------------      ---------------    -------------

             (16)                   2                1
             (56)                 (12)               3
   ---------------      ---------------    -------------
             (72)                 (10)               4
   ---------------      ---------------    -------------
              (2)                  24               22
   ----------------     ---------------    -------------

             866                  296              124
              58                   42               52
              (5)                  (8)              --
              --                   --               --
             (13)                 (13)              --
              --                   (1)              --
             (86)                 (41)             (15)
              (3)                  --               --
             (12)                  (5)              (2)
   ---------------      ----------------   --------------
             805                  270              159
   ---------------      ---------------    -------------
             803                  294              181

             589                  295              114
   ---------------      ---------------    -------------
   $       1,392        $         589      $       295
   ===============      ===============    =============

      41,273.079           22,576.638        9,904.096
      96,571.672           41,273.079       22,576.638


   $   10.296187        $   10.240441      $        --
   $   14.457253        $   14.264010      $        --


    The accompanying notes are an integral part of the financial statements.

                     RELIASTAR SELECT*LIFE VARIABLE ACCOUNT
                      COMBINED STATEMENTS OF OPERATIONS AND
                   CHANGES IN POLICYOWNERS' EQUITY, CONTINUED
              For the years ended December 31, 1998, 1997 and 1996
                                 (In Thousands)



                                                                                       OCC ACCUMULATION TRUST
                                                                                          EQUITY PORTFOLIO
                                                                         --------------------------------------------------
                                                                                  1998                 1997           1996
                                                                         --------------------- -------------------- -------
Net investment income:
 Reinvested dividend income ............................................    $            3        $          --      $ --
 Reinvested capital gains ..............................................                12                   --        --
 Administrative expenses ...............................................                (5)                  --        --
                                                                            -----------------     --------------     ----
   Net investment income (loss) and capital gains ......................                10                   --        --
                                                                            ----------------      --------------     ----
Realized and unrealized gains (losses):
 Net realized gains (losses) on redemptions of fund shares .............                 6                    1        --
 Increase (decrease) in unrealized appreciation of investments .........                46                    8        --
                                                                            ----------------      --------------     ----
   Net realized and unrealized gains (losses) ..........................                52                    9        --
                                                                            ----------------      --------------     ----
   Additions (reductions) from operations ..............................                62                    9        --
                                                                            ----------------      --------------     ----
Policy Owners' transactions:
 Net premium payments ..................................................               822                   52        --
 Transfers between funds and/or fixed account ..........................               297                  151        --
 Policy loans ..........................................................                 1                   (2)       --
 Loan collateral interest crediting ....................................                --                   --        --
 Surrenders ............................................................               (10)                  --        --
 Death benefits ........................................................                --                   --        --
 Cost of insurance charges .............................................               (59)                  (2)       --
 Death benefit guarantee charges .......................................                (1)                  --        --
 Monthly expense charges ...............................................                (9)                  --        --
                                                                            -----------------     ---------------    ----
   Additions (reductions) for policy owners' transactions ..............             1,041                  199        --
                                                                            ----------------      ---------------    ----
   Net additions (reductions) for the year .............................             1,103                  208        --

Policy Owners' Equity, beginning of the year ...........................               208                   --        --
                                                                            ----------------      ---------------    ----
Policy Owners' Equity, end of the year .................................    $        1,311        $         208      $ --
                                                                            ================      ===============    ====

Units Outstanding, beginning of the year ...............................        19,312.138                   --        --
Units Outstanding, end of the year .....................................       109,118.612           19,312.138        --

Net Asset Value per Unit:
 Select*Life I .........................................................    $    11.895001        $   10.719660      $ --
 Select*Life Series 2000 ...............................................    $    12.029100        $   10.753858      $ --

    The accompanying notes are an integral part of the financial statements.

                     COMBINED STATEMENTS OF OPERATIONS AND
                  CHANGES IN POLICYOWNERS' EQUITY, CONTINUED

             OCC ACCUMULATION TRUST                            OCC ACCUMULATION TRUST
            GLOBAL EQUITY PORTFOLIO                              MANAGED PORTFOLIO
------------------------------------------------ --------------------------------------------------
        1998                 1997          1996           1998                  1997          1996
-------------------- -------------------- ------ --------------------- --------------------- ------
   $           8        $           1      $ --     $           17        $           --      $ --
              28                   14        --                 56                    --        --
              (4)                  (1)       --                (24)                   (1)       --
   ----------------     ----------------   ----     ---------------       -----------------   ----
              32                   14        --                 49                    (1)       --
   ---------------      ---------------    ----     ---------------       -----------------   ----

              (5)                  (1)       --                  2                    --        --
              22                  (29)       --                 74                     7        --
   ---------------      ---------------    ----     ---------------       ----------------    ----
              17                  (30)       --                 76                     7        --
   ---------------      ---------------    ----     ---------------       ----------------    ----
              49                  (16)       --                125                     6        --
   ---------------      ---------------    ----     ---------------       ----------------    ----

             348                   51        --              3,191                   357        --
              86                  272        --              1,487                   804        --
              (2)                   1        --                 (1)                   (1)       --
              --                   --        --                 --                    --        --
              (7)                  --        --                (17)                   --        --
              --                   --        --                (76)                   --        --
             (39)                  (5)       --               (294)                  (16)       --
                (1)                --        --                 (4)                   --        --
                (5)                (1)       --                (32)                   (1)       --
   ----------------     ----------------   ----     ----------------      ----------------    ----
             380                  318        --              4,254                 1,143        --
   ---------------      ---------------    ----     ----------------      ----------------    ----
             429                  302        --              4,379                 1,149        --

             302                   --        --              1,149                    --        --
   ---------------      ---------------    ----     ----------------      ----------------    ----
   $         731        $         302      $ --     $        5,528        $        1,149      $ --
   ===============      ===============    ====     ================      ================    ====

      31,784.854                   --        --        112,854.997                    --        --
      67,997.586           31,784.854        --        507,204.969           112,854.997        --


   $   10.662721        $    9.487891      $ --     $    10.778607        $    10.143089      $ --
   $   10.782965        $    9.518205      $ --     $    10.900163        $    10.175476      $ --

                       [WIDE TABLE CONTINUED FROM ABOVE[

              OCC ACCUMULATION TRUST
               SMALL CAP PORTFOLIO
--------------------------------------------------
         1998                 1997           1996
--------------------- -------------------- -------
   $            3        $          --      $ --
               33                   --        --
              (10)                  (1)       --
   ---------------       ----------------   ----
               26                   (1)       --
   ---------------       ----------------   ----

              (13)                  --        --
             (151)                  (4)       --
   ---------------       ----------------   ----
             (164)                  (4)       --
   ---------------       ----------------   ----
             (138)                  (5)       --
   ---------------       ----------------   ----

            1,525                  254        --
              340                  420        --
               (4)                  --        --
               --                   --        --
               (6)                  --        --
               --                   --        --
             (140)                 (10)       --
               (3)                  --        --
              (18)                  (1)       --
   ----------------      ----------------   ----
            1,694                  663        --
   ----------------      ---------------    ----
            1,556                  658        --

              658                   --        --
   ----------------      ---------------    ----
   $        2,214        $         658      $ --
   ================      ===============    ====

       64,284.089                   --        --
      237,553.351           64,284.089        --


   $     9.223192        $   10.220080      $ --
   $     9.327299        $   10.252721      $ --

    The accompanying notes are an integral part of the financial statements.

                     RELIASTAR SELECT*LIFE VARIABLE ACCOUNT
                      COMBINED STATEMENTS OF OPERATIONS AND
                   CHANGES IN POLICYOWNERS' EQUITY, CONTINUED
              For the years ended December 31, 1998, 1997 and 1996
                                 (In Thousands)

                                                                                                  PUTNAM VT
                                                                                          ASIA PACIFIC GROWTH FUND
                                                                      ------------------------------------------------------------
                                                                               1998                  1997               1996
                                                                      --------------------- --------------------- ----------------
Net investment income:
 Reinvested dividend income .........................................    $          105        $           39      $          8
 Reinvested capital gains ...........................................                --                    --                --
 Administrative expenses ............................................               (18)                  (15)               (8)
                                                                         --------------        --------------      ---------------
   Net investment income (loss) and capital gains ...................                87                    24                --
                                                                         --------------        --------------      --------------
Realized and unrealized gains (losses):
 Net realized gains (losses) on redemptions of fund shares ..........                (4)                    4                14
 (Increase) decrease in unrealized appreciation of investments ......              (145)                 (410)               54
                                                                         ----------------      --------------      --------------
   Net realized and unrealized (losses) gains .......................              (149)                 (406)               68
                                                                         ----------------      --------------      --------------
   Additions (reductions) from operations ...........................               (62)                 (382)               68
                                                                         ----------------      --------------      --------------
Policy Owners' transactions:
 Net premium payments ...............................................             1,150                 1,417             1,193
 Transfers between funds and/or fixed account .......................              (206)                 (122)              204
 Policy loans .......................................................               (14)                   (9)               (2)
 Loan collateral interest crediting .................................                 1                    --                --
 Surrenders .........................................................               (51)                  (24)               (5)
 Death benefits .....................................................                (1)                   (2)               --
 Cost of insurance charges ..........................................              (183)                 (194)             (130)
 Death benefit guarantee charges ....................................                (1)                   --                --
 Monthly expense charges ............................................               (32)                  (34)              (21)
                                                                         ----------------      ----------------    --------------
   Additions (reductions) for policy owners' transactions ...........               663                 1,032             1,239
                                                                         ----------------      ----------------    --------------
   Net additions (reductions) for the year ..........................               601                   650             1,307

Policy Owners' Equity, beginning of the year ........................             2,258                 1,608               301
                                                                         ----------------      ----------------    --------------
Policy Owners' Equity, end of the year ..............................    $        2,859        $        2,258      $      1,608
                                                                         ================      ================    ==============

Units Outstanding, beginning of the year ............................       236,947.013           144,086.091        29,436.771
Units Outstanding, end of the year ..................................       317,373.587           236,947.013       144,086.091

Net Asset Value per Unit:
 Select*Life I ......................................................    $           --        $           --      $         --
 Select*Life Series 2000 ............................................    $     9.003039        $     9.525464      $         --

    The accompanying notes are an integral part of the financial statements.

                      COMBINED STATEMENTS OF OPERATIONS AND
                   CHANGES IN POLICYOWNERS' EQUITY, CONTINUED

                            PUTNAM VT                                                       PUTNAM VT
                     DIVERSIFIED INCOME FUND                                         GROWTH AND INCOME FUND
---------------------------------------------------------------  ----------------------------------------------------------------
         1998                  1997                  1996                1998                   1997                   1996
--------------------- --------------------- -------------------  -------------------- ----------------------- -------------------
  $            88        $           86        $           63     $             458      $            283        $          117
               37                    14                    --                 2,991                   690                   204
              (18)                  (13)                  (10)                 (201)                 (120)                  (60)
  ---------------        ---------------       ---------------    -----------------      -----------------       ---------------
              107                    87                    53                 3,248                   853                   261
  ---------------        ---------------       ---------------    -----------------      -----------------       ---------------

               18                    16                    10                   435                   123                   125
             (182)                    6                    25                   243                 2,475                 1,043
  ---------------        ---------------       ---------------    -----------------      -----------------       ---------------
             (164)                   22                    35                   678                 2,598                 1,168
  ---------------        ---------------       ---------------    -----------------      -----------------       ---------------
              (57)                  109                    88                 3,926                 3,451                 1,429
  ---------------        ---------------       ---------------    -----------------      -----------------       ---------------

              895                   785                   696                10,650                10,331                 6,047
              (71)                 (100)                  (65)               (1.739)                1,033                 1,274
              (10)                  (10)                   (4)                 (145)                  (71)                  (38)
                1                    --                    --                    10                     3                     1
              (53)                  (27)                  (17)                 (753)                 (288)                 (109)
               (1)                   (3)                   (1)                 (129)                  (27)                   (5)
             (166)                 (130)                  (92)               (2,010)               (1,524)                 (784)
               (1)                   --                    (1)                  (14)                   (4)                   (2)
              (24)                  (21)                  (15)                 (333)                 (252)                 (130)
  -----------------      ----------------      ----------------   -----------------      ------------------      ----------------
              570                   494                   501                 5,537                 9,201                 6,254
  -----------------      ----------------      ----------------   -----------------      ------------------      ----------------
              513                   603                   589                 9,463                12,652                 7,683

            1,998                 1,395                   806                24,199                11,547                 3,864
  -----------------      ----------------      ----------------   -----------------      ------------------      ----------------
  $         2,511        $        1,998        $        1,395     $          33,662      $         24,199        $       11,547
  =================      ================      ================   =================      ==================      ================

      150,285.794           112,611.941            70,401.445         1,169,049.817           691,973.875           282,045.753
      191,652.487           150,285.794           112,611.941         1,409,556.585         1,169,049.817           691,973.875


  $     13.128436        $    13.418177        $    12.597066     $       23.505531      $      20.529605        $    16.669506
        13.108403        $    13.290543        $           --     $       23.912286      $      20.717931        $          --

                       [WIDE TABLE CONTINUED FROM ABOVE]

                           PUTNAM VT
                    NEW OPPORTUNITIES FUND
----------------------------------------------------------------
         1998                    1997                 1996
---------------------- ----------------------- -----------------
  $             --        $             --       $         --
               353                      --                 --
              (175)                    (92)               (44)
  ----------------        ------------------     ------------
               178                     (92)               (44)
  ----------------        ------------------     ------------

               416                     239                 99
             5,506                   3,361                (86)
  ----------------        ------------------     ------------
             5,922                   3,600                 13
  ----------------        ------------------     ------------
             6,100                   3,508                (31)
  ----------------        ------------------     ------------

            11,786                  11,656              8,025
            (1,903)                   (862)             1,664
              (121)                   (100)                (8)
                 4                       1                 --
              (683)                   (271)               (64)
               (44)                     (8)                --
            (2,195)                 (1,770)              (804)
                (5)                     --                 --
              (412)                   (343)              (154)
  ------------------      ------------------     --------------
             6,427                   8,303              8,659
  ------------------      ------------------     --------------
            12,527                  11,811              8,628

            21,924                  10,113              1,485
  ------------------      ------------------     --------------
  $         34,451        $         21,924       $     10,113
  ==================      ==================     ==============

     1,197,940.702             681,263.859        110,223.166
     1,513,397.971           1,197,940.702        681,263.859


  $             --        $             --       $         --
  $      22.763799        $      18.301715       $         --

    The accompanying notes are an integral part of the financial statements.

                        RELIASTAR SELECT-VARIABLE ACCOUNT
                      COMBINED STATEMENTS OF OPERATIONS AND
                   CHANGES IN POLICYOWNERS' EQUITY, CONTINUED
              For the years ended December 31, 1998, 1997 and 1996
                                 (In Thousands)

                                                                                                PUTNAM VT
                                                                                    UTILITIES GROWTH AND INCOME FUND
                                                                   ----------------------------------------------------------------
                                                                            1998                  1997                  1996
                                                                   --------------------- --------------------- --------------------
Net investment income:
 Reinvested dividend income ......................................    $           87        $           61        $           41
 Reinvested capital gains ........................................               149                    84                    --
 Administrative expenses .........................................               (24)                  (14)                  (11)
                                                                      ---------------       ---------------       ---------------
   Net investment income (loss) and capital gains ................               212                   131                    30
                                                                      ---------------       ---------------       ---------------
Realized and unrealized gains (losses):
 Net realized gains (losses) on redemptions of fund shares .......               149                    40                    71
 Increase (decrease) in unrealized appreciation of investments ...               100                   338                    83
                                                                      ---------------       ---------------       ---------------
   Net realized and unrealized gains (losses) ....................               249                   378                   154
                                                                      ---------------       ---------------       ---------------
   Additions (reductions) from operations ........................               461                   509                   184
                                                                      ---------------       ---------------       ---------------
Policy Owners' transactions:
 Net premium payments ............................................             1,035                   903                   663
 Transfers from (to) fixed account ...............................               108                    50                  (104)
 Policy loans ....................................................               (34)                  (17)                  (36)
 Loan collateral interest crediting ..............................                 2                     1                     1
 Surrenders ......................................................               (96)                  (24)                  (35)
 Death benefits ..................................................                (4)                   (3)                   (4)
 Cost of insurance charges .......................................              (237)                 (168)                 (117)
 Death benefit guarantee charges .................................                (3)                   (1)                   (1)
 Monthly expense charges .........................................               (37)                  (26)                  (19)
                                                                      ----------------      ----------------      ----------------
   Additions (reductions) for policy owners' transactions ........               734                   715                   348
                                                                      ----------------      ----------------      ----------------
   Net additions (reductions) for the year .......................             1,195                 1,224                   532

Policy Owners' Equity, beginning of the year .....................             2,771                 1,547                 1,015
                                                                      ----------------      ----------------      ----------------
Policy Owners' Equity, end of the year ...........................    $        3,966        $        2,771        $        1,547
                                                                      ================      ================      ================

Units Outstanding, beginning of the year .........................       152,514.030           107,970.108            81,748.531
Units Outstanding, end of the year ...............................       190,123.952           152,514.030           107,970.108
Net Asset Value per Unit:
 Select*Life I ...................................................    $    20.947449        $    18.375382        $    14.583970
 Select*Life Series 2000 .........................................    $    20.861089        $    18.153329        $           --


    The accompanying notes are an integral part of the financial statements.

                      COMBINED STATEMENTS OF OPERATIONS AND
                   CHANGES IN POLICYOWNERS' EQUITY, CONTINUED


                              PUTNAM VT
                            VOYAGER FUND
---------------------------------------------------------------------
         1998                   1997                    1996
---------------------  ---------------------  -----------------------
  $             144      $              68       $             48
              3,517                  1,472                    811
               (470)                  (284)                  (171)
  -----------------      -----------------       -----------------
              3,191                  1,256                    688
  -----------------      -----------------       -----------------

                915                    218                    169
             10,198                  7,940                    921
  -----------------      -----------------       -----------------
             11,113                  8,158                  1,090
  -----------------      -----------------       -----------------
             14,304                  9,414                  1,778
  -----------------      -----------------       -----------------

             22,816                 20,897                 16,198
             (1,602)                   169                  2,466
               (428)                  (263)                  (187)
                 27                     16                      6
             (2,127)                  (969)                  (395)
               (170)                   (40)                    (6)
             (4,567)                (3,626)                (2,268)
                (27)                   (12)                    (8)
               (839)                  (683)                  (430)
  -----------------      -----------------       ------------------
             13,083                 15,489                 15,376
  -----------------      -----------------       ------------------
             27,387                 24,903                 17,154

             53,267                 28,364                 11,210
  -----------------      -----------------       ------------------
  $          80,654      $          53,267       $         28,364
  =================      =================       ==================

      2,601,649.957          1,750,710.230            781,013.273
      3,169,909.581          2,601,649.957          1,750,710.230


  $       25.423734      $       20.608071       $      16.420248
  $       25.445248      $       20.460670       $             --


    The accompanying notes are an integral part of the financial statements.

                     RELIASTAR SELECT*LIFE VARIABLE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS
1. ORGANIZATION:

   ReliaStar Select*Life Variable Account (the "Account") is a separate account of ReliaStar Life Insurance Company ("ReliaStar Life"), a wholly owned subsidiary of ReliaStar Financial Corp. The Account is registered as a unit investment trust under the Investment Company Act of 1940.

   Payments received under the polices are allocated to sub-accounts of the Account, each of which is invested in one of the following funds during the year:

THE ALGER AMERICAN FUND               FIDELITY VIP                FIDELITY VIP II
-----------------------------------   -------------------------   --------------------------------
   Growth Portfolio                   Equity-Income Portfolio     Asset Manager Portfolio
   MidCap Growth Portfolio            Growth Portfolio            Contrafund Portfolio
   Small Capitalization Portfolio     High Income Portfolio       Index 500 Portfolio
                                      Money Market Portfolio      Investment Grade Bond Portfolio
                                      Overseas Portfolio



JANUS ASPEN SERIES                    NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
-----------------------------------   -------------------------------------------
   Aggressive Growth Portfolio        Limited Maturity Bond Portfolio
   Growth Portfolio                   Partners Portfolio
   International Growth Portfolio
   Worldwide Growth Portfolio



NORTHSTAR GALAXY TRUST             OCC ACCUMULATION TRUST    PUTNAM VARIABLE TRUST
---------------------------------- ------------------------- -----------------------------------
   Growth + Value Fund Portfolio   Equity Portfolio          Putnam VT Asia Pacific Growth Fund
   High Yield Bond Portfolio       Global Equity Portfolio   Putnam VT Diversified Income Fund
   Emerging Growth Portfolio       Managed Portfolio         Putnam VT Growth and Income Fund
   International Value Portfolio   Small Capitalization      Putnam VT New
   Multi-Sector Bond Portfolio       Portfolio               Putnam VT Utilities Growth and
                                                               Income Fund
                                                             Putnam VT Voyager Fund


   Fred Alger Management, Inc. is the investment adviser for the three portfolios of The Alger American Fund and is paid fees for its services by The Alger American Funds Portfolios. Fidelity Management & Research Company is the investment adviser for Fidelity Variable Insurance Products Fund (VIP) and Variable Insurance Products Fund II (VIP II) and is paid for its services by the VIP and VIP II Portfolios. Janus Capital Corporation is the investment adviser for the four portfolios of Janus Aspen Series and is paid fees for its services by the Janus Aspen Series Portfolios. Neuberger Berman Management is the investment adviser for the two portfolios of the Advisers Management Trust and is paid fees for its services by the Neuberger Berman Advisers Management Trust Funds. Northstar Investment Management Corporation, an affiliate of ReliaStar Life, is the investment adviser for the five Northstar Galaxy Trust Portfolios and is paid fees for its services by the Portfolios. OpCap Advisors is the investment adviser for the four Portfolios of the OCC Accumulation Trust and is paid fees for its services by the OCC Accumulation Trust Funds. Putnam Investment Management, Inc. is the investment adviser for Putnam Variable Trust and is paid fees for its services by Putnam Variable Trust. See the related funds' prospectuses for further information. On May 3, 1993, ReliaStar Life added the sub-accounts investing in shares of Index 500 Portfolio. On January 1, 1994, sub-accounts investing in Putnam VT Diversified Income Fund, Putnam VT Growth and Income Fund, Putnam VT Utilities Growth and Income Fund and Putnam VT Voyager Fund were made available through the Select*Life Series 2000 policies and on May 2, 1994, sub-accounts investing in Putnam Variable Trust were made available to Select*Life I policies. On December 30, 1994, sub-accounts investing in the Northstar Galaxy Trust Portfolios were made available to Select*Life Series 2000 policies. On April 30, 1995, sub-accounts investing in the VIP II Contrafund Portfolio, Putnam VT Asia Pacific Growth Fund and Putnam VT New Opportunities Fund were made available to Select*Life Series 2000 policies.

                     RELIASTAR SELECT*LIFE VARIABLE ACCOUNT
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)


1. ORGANIZATION, CONTINUED:

   On August 8, 1997, sub-accounts investing in Northstar Galaxy Trust Growth + Value Portfolio, Northstar Galaxy Trust High Yield Bond Portfolio, Northstar Galaxy Trust International Value Portfolio, Alger American, Janus Aspen Series, OCC Accumulation Trust, and Neuberger Berman Management Trust were made available to Select*Life policies.


   On July 29, 1998, Northstar Variable Trust Portfolio changed its name to Northstar Galaxy Trust Portfolio (GT). Also on July 29, 1998, the Northstar Variable Trust Growth Portfolio changed its name to Northstar Galaxy Trust Growth + Value Portfolio.

   On November 9, 1998, Northstar Galaxy Trust Income and Growth Portfolio changed its name to Northstar Galaxy Trust Emerging Growth Portfolio.

2. SIGNIFICANT ACCOUNTING POLICIES:

   SECURITIES VALUATION TRANSACTIONS AND RELATED INVESTMENT INCOME:

   The market value of investments in the sub-accounts is based on the closing net asset values of the fund shares held at the end of the year. Investment transactions are accounted for on the trade date (date the order to purchase or redeem is executed) and dividend income and capital gain distributions are recorded on the ex-dividend date. Net realized gains and losses on redemptions of shares of the funds are determined on the basis of specific identification of fund share costs.

3. FEDERAL INCOME TAXES:

   Under current tax law, the income, gains, and losses from the separate account investments are not taxable to either the Account or ReliaStar Life.

4. POLICY CHARGES:

   Certain charges are made by ReliaStar Life to Policy Owners' Variable Accumulation Values in the Account in accordance with the terms of the policies. These charges may include: cost of insurance, computed as set forth in the policies; a monthly expense charge as set forth in the policies: death benefit guarantee charge; optional insurance benefit charges based upon the policy terms for optional benefits; and surrender charges and sales charge refunds, as set forth in the policies.

                     RELIASTAR SELECT*LIFE VARIABLE ACCOUNT
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)

5. INVESTMENTS:

   For the year ended December 31, 1998, investment activity in the funds was as follows (in thousands):


                                                                COST OF       PROCEEDS
INVESTING FUND                                                 PURCHASES     FROM SALES
-----------------------------------------------------------   -----------   -----------
      The Alger American Fund:
       Alger American Growth Portfolio ....................    $  7,063      $  2,374
       Alger American MidCap Growth Portfolio .............       7,361         5,711
       Alger American Small Capitalization ................       7,351         5,457
      Fidelity's VIP and VIP II:
       Equity-Income Portfolio ............................      16,847         6,047
       Growth Portfolio ...................................      28,954         9,428
       High Income Portfolio ..............................      11,682         7,318
       Money Market Portfolio .............................      51,397        48,927
       Overseas Portfolio .................................      10,913         8,935
       Asset Manager Portfolio ............................       7,340         2,197
       Contrafund Portfolio ...............................      16,538         2,335
       Index 500 Portfolio ................................      24,771         7,382
       Investment Grade Bond Portfolio ....................       3,908         2,980
      Janus Aspen Series:
       Aggressive Growth Portfolio ........................       3,903         2,961
       Growth Portfolio ...................................       4,263           711
       International Growth Portfolio .....................       7,833         5,581
       Worldwide Growth Portfolio .........................      14,821         3,868
      Neuberger Berman Advisers Management Trust:
       Limited Maturity Bond Portfolio ....................       1,801           901
       Partners Portfolio .................................       9,517         1,147
      Northstar Galaxy Trust:
       Northstar Growth + Value Portfolio .................       1,172           268
       Northstar High Yield Bond Portfolio ................       1,208           705
       Northstar Emerging Growth Portfolio ................       1,003           111
       Northstar International Value Portfolio ............       6,442         5,295
       Northstar Multi-Sector Bond Portfolio ..............       1,501           615
      OCC Accumulation Trust:
       Equity Portfolio ...................................       1,141            90
       Global Equity Portfolio ............................         965           553
       Managed Portfolio ..................................       4,947           650
       Small Cap Portfolio ................................       1,825           114
      Putnam Variable Trust:
       Putnam VT Asia Pacific Growth Fund .................       4,858         4,109
       Putnam VT Diversified Income Fund ..................         955           277
       Putnam VT Growth and Income Fund ...................      10,546         1,759
       Putnam VT New Opportunities Fund ...................      10,410         3,810
       Putnam VT Utilities Growth and Income Fund .........       2,136         1,186
       Putnam VT Voyager Fund .............................      20,487         4,208
                                                               --------      --------
       Total ..............................................    $305,859      $148,010
                                                               ========      ========

                         INDEPENDENT AUDITORS' REPORT



Board of Directors and Shareholder
ReliaStar Life Insurance Company
(A Wholly Owned Subsidiary of ReliaStar Financial Corp.)
Minneapolis, Minnesota


     We have audited the accompanying consolidated balance sheets of ReliaStar Life Insurance Company and Subsidiaries (the Company) as of December 31, 1998 and 1997, and the related statements of income, shareholder's equity, and cash flows for each of the two years in the period ended December 31, 1998. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

     We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of ReliaStar Life Insurance Company and Subsidiaries as of December 31, 1998 and 1997 and the results of their operations and their cash flows for each of the two years in the period ended December 31, 1998 in conformity with generally accepted accounting principles.





DELOITTE & TOUCHE LLP


Minneapolis, Minnesota
February 4, 1999

                RELIASTAR LIFE INSURANCE COMPANY AND SUBSIDIARIES
            (A WHOLLY OWNED SUBSIDIARY OF RELIASTAR FINANCIAL CORP.)
                           CONSOLIDATED BALANCE SHEETS

                                  (IN MILLIONS)

                                                                         DECEMBER 31
                                                               -------------------------------
                                                                    1998             1997
                                                               --------------   --------------
                                     ASSETS
Fixed Maturity Securities (Amortized Cost: 1998, $11,106.5;
 1997, $10,655.9) ..........................................    $  11,609.9      $  11,146.7
Equity Securities (Cost: 1998, $48.1; 1997, $21.2) .........           49.1             23.0
Mortgage Loans on Real Estate ..............................        2,154.8          2,270.7
Real Estate and Leases .....................................           53.3             74.5
Policy Loans ...............................................          702.3            663.3
Other Invested Assets ......................................          113.5             81.3
Short-Term Investments .....................................          116.0            130.3
                                                                -----------      -----------
 Total Investments .........................................       14,798.9         14,389.8
Cash .......................................................             --             23.5
Accounts and Notes Receivable ..............................          245.1            176.7
Reinsurance Receivable .....................................          417.7            324.4
Deferred Policy Acquisition Costs ..........................        1,215.5          1,091.9
Present Value of Future Profits ............................          422.5            480.0
Property and Equipment, Net ................................          110.0            106.3
Accrued Investment Income ..................................          195.8            200.6
Other Assets ...............................................          272.0            552.3
Participation Fund Account Assets ..........................          311.6            316.6
Assets Held in Separate Accounts ...........................        4,310.6          3,149.3
                                                                -----------      -----------
 Total Assets ..............................................    $  22,299.7      $  20,811.4
                                                                ===========      ===========
                                   LIABILITIES
Future Policy and Contract Benefits ........................    $  13,519.8      $  13,329.4
Pending Policy Claims ......................................          431.8            338.2
Other Policyholder Funds ...................................          304.6            286.5
Notes and Mortgages Payable -- Unaffiliated ................            8.2            252.7
Note Payable -- Parent .....................................          100.0            100.0
Income Taxes ...............................................          225.4            205.2
Other Liabilities ..........................................          529.8            463.0
Participation Fund Account Liabilities .....................          311.6            316.6
Liabilities Related to Separate Accounts ...................        4,305.1          3,143.8
                                                                -----------      -----------
 Total Liabilities .........................................       19,736.3         18,435.4
                                                                -----------      -----------
                              SHAREHOLDER'S EQUITY
Common Stock (Shares Issued: 2.0) ..........................            2.5              2.5
Additional Paid-In Capital .................................        1,057.4          1,057.4
Accumulated Other Comprehensive Income .....................          260.8            226.1
Retained Earnings ..........................................        1,242.7          1,090.0
                                                                -----------      -----------
 Total Shareholder's Equity ................................        2,563.4          2,376.0
                                                                -----------      -----------
  Total Liabilities and Shareholder's Equity ...............    $  22,299.7      $  20,811.4
                                                                ===========      ===========

               The accompanying notes are an integral part of the
                       consolidated financial statements.

                RELIASTAR LIFE INSURANCE COMPANY AND SUBSIDIARIES
            (A WHOLLY OWNED SUBSIDIARY OF RELIASTAR FINANCIAL CORP.)
                        CONSOLIDATED STATEMENTS OF INCOME

                                  (IN MILLIONS)

                                                                      YEAR ENDED DECEMBER 31
                                                                   ----------------------------
                                                                        1998           1997
                                                                   -------------   ------------
REVENUES
Premiums .......................................................    $  1,007.9      $   884.3
Net Investment Income ..........................................       1,109.8        1,003.7
Realized Investment Gains, Net .................................          17.3           11.7
Policy and Contract Charges ....................................         427.6          332.9
Other Income ...................................................          73.7           75.1
                                                                    ----------      ---------
 Total .........................................................       2,636.3        2,307.7
                                                                    ----------      ---------
BENEFITS AND EXPENSES
Benefits to Policyholders ......................................       1,549.4        1,375.8
Sales and Operating Expenses ...................................         473.9          408.6
Amortization of Deferred Policy Acquisition Costs and
 Present Value of Future Profits ...............................         192.4          146.1
Interest Expense ...............................................           6.9            7.1
Dividends and Experience Refunds to Policyholders ..............          29.4           24.8
                                                                    ----------      ---------
 Total .........................................................       2,252.0        1,962.4
                                                                    ----------      ---------
Income from Continuing Operations Before Income Taxes ..........         384.3          345.3
Income Tax Expense .............................................         136.4          122.0
                                                                    ----------      ---------
Income from Continuing Operations ..............................         247.9          223.3
Income (Loss) from Discontinued Operations, Net of Tax .........      (    7.2)           3.2
                                                                    ----------      ---------
 Net Income ....................................................    $    240.7          226.5
                                                                    ==========      =========

               The accompanying notes are an integral part of the
                       consolidated financial statements.

                RELIASTAR LIFE INSURANCE COMPANY AND SUBSIDIARIES
            (A WHOLLY OWNED SUBSIDIARY OF RELIASTAR FINANCIAL CORP.)
                 CONSOLIDATED STATEMENTS OF SHAREHOLDER'S EQUITY

                                  (IN MILLIONS)


                                                                YEAR ENDED DECEMBER 31
                                             ------------------------------------------------------------
                                                         1998                            1997
                                             -----------------------------   ----------------------------
                                                TOTAL       COMPREHENSIVE       TOTAL       COMPREHENSIVE
                                                EQUITY          INCOME          EQUITY         INCOME
                                             -----------   ---------------   -----------   --------------
COMMON STOCK
Beginning and End of Year ................    $     2.5                       $     2.5
                                              ---------       -------         ---------       -------
ADDITIONAL PAID-IN CAPITAL
Beginning of Year ........................      1,057.4                           538.9
Capital Contribution from Parent .........           --                           518.5
                                              ---------       -------         ---------       -------
 End of Year .............................      1,057.4                         1,057.4
                                              ---------       -------         ---------       -------
ACCUMULATED OTHER COMPREHENSIVE
 INCOME
Beginning of Year ........................        226.1                           140.8
Change for the Year ......................         34.7       $  34.7              85.3       $  85.3
                                              ---------       -------         ---------       -------
 End of Year .............................        260.8                           226.1
                                              ---------       -------         ---------       -------
RETAINED EARNINGS
Beginning of Year ........................      1,090.0                           925.3
Net Income ...............................        240.7         240.7             226.5         226.5
Dividends to Shareholder .................        (88.0)                          (61.8)
                                              ---------       -------         ---------       -------
 End of Year .............................      1,242.7                         1,090.0
                                              ---------       -------         ---------       -------
Comprehensive Income .....................                    $ 275.4                         $ 311.8
                                                              =======                         =======
Total Shareholder's Equity ...............    $ 2,563.4                       $ 2,376.0
                                              =========                       =========


               The accompanying notes are an integral part of the
                       consolidated financial statements.

                RELIASTAR LIFE INSURANCE COMPANY AND SUBSIDIARIES
            (A WHOLLY OWNED SUBSIDIARY OF RELIASTAR FINANCIAL CORP.)
                      CONSOLIDATED STATEMENTS OF CASH FLOWS

                                  (IN MILLIONS)

                                                                                YEAR ENDED DECEMBER 31
                                                                             ----------------------------
                                                                                  1998           1997
                                                                             -------------   ------------
OPERATING ACTIVITIES
Net Income ...............................................................    $    240.7      $    226.5
Adjustments to Reconcile Net Income to Net
 Cash Provided by Operating Activities
 Interest Credited to Insurance Contracts ................................         586.8           548.9
 Future Policy Benefits ..................................................        (685.6)         (396.9)
 Capitalization of Policy Acquisition Costs ..............................        (258.7)         (212.7)
 Amortization of Deferred Policy Acquisition Costs and
  Present Value of Future Profits ........................................         192.4           146.1
 Deferred Income Taxes ...................................................          15.5             8.1
 Net Change in Receivables and Payables ..................................          14.0            30.1
 Other Assets ............................................................         295.4           (94.8)
 Realized Investment Gains, Net ..........................................         (17.3)          (11.7)
 Other ...................................................................         (20.9)            1.8
                                                                              ----------      ----------
  Net Cash Provided by Operating Activities ..............................         362.3           245.4
                                                                              ----------      ----------
INVESTING ACTIVITIES
Proceeds from Sales of Fixed Maturity Securities .........................         535.8           474.0
Proceeds from Maturities or Repayment of Fixed Maturity Securities .......       1,096.6           910.7
Cost of Fixed Maturity Securities Acquired ...............................      (2,062.9)       (1,431.6)
Sales (Purchases) of Equity Securities, Net ..............................         (27.4)           15.9
Proceeds of Mortgage Loans Sold, Matured or Repaid .......................         654.4           350.4
Cost of Mortgage Loans Acquired ..........................................        (539.9)         (649.4)
Sales of Real Estate and Leases, Net .....................................          23.7            14.1
Policy Loans Issued, Net .................................................         (39.0)          (41.5)
Sales (Purchases) of Other Invested Assets, Net ..........................           7.1           (10.1)
Sales (Purchases) of Short-Term Investments, Net .........................          14.3           (31.0)
Cash Acquired from Contribution of Security -- Connecticut ...............            --            10.8
                                                                              ----------      ----------
 Net Cash Used by Investing Activities ...................................        (337.3)         (387.7)
                                                                              ----------      ----------
FINANCING ACTIVITIES
Deposits to Insurance Contracts ..........................................       1,634.9         1,429.3
Maturities and Withdrawals from Insurance Contracts ......................      (1,350.9)       (1,299.5)
Increase in Notes and Mortgages Payable ..................................          24.0            82.1
Repayment of Notes and Mortgages Payable .................................        (268.5)            (.2)
Dividends to Shareholder .................................................         (88.0)          (61.8)
                                                                              ----------      ----------
 Net Cash Provided (Used) by Financing Activities ........................         (48.5)          149.9
                                                                              ----------      ----------
Increase (Decrease) in Cash ..............................................         (23.5)            7.6
Cash at Beginning of Year ................................................          23.5            15.9
                                                                              ----------      ----------
Cash at End of Year ......................................................    $       --      $     23.5
                                                                              ==========      ==========

               The accompanying notes are an integral part of the
                       consolidated financial statements.

                RELIASTAR LIFE INSURANCE COMPANY AND SUBSIDIARIES
            (A WHOLLY OWNED SUBSIDIARY OF RELIASTAR FINANCIAL CORP.)

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS


NOTE 1. CHANGES IN ACCOUNTING PRINCIPLES

     ACCOUNTING FOR TRANSFERS AND SERVICING OF FINANCIAL ASSETS AND
       EXTINGUISHMENTS OF LIABILITIES

     Effective for transactions occurring on or after January 1, 1998, ReliaStar Life Insurance Company (ReliaStar Life or the Company) adopted those provisions of Statement of Financial Accounting Standards (SFAS) No. 125, "Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities," which were deferred by SFAS No. 127, "Deferral of the Effective Date of Certain Provisions of FASB Statement No. 125." Effective for transactions occurring on or after January 1, 1997, the Company adopted those provisions of SFAS No. 125 which were not deferred by SFAS No. 127. SFAS No. 125 requires a company to recognize the financial and servicing assets it controls and the liabilities it has incurred and to derecognize financial assets when control has been surrendered in accordance with the criteria provided in SFAS No. 125. The adoption of this standard had no effect on the financial results of the Company.

     REPORTING COMPREHENSIVE INCOME

     Effective January 1, 1998, the Company adopted SFAS No. 130, "Reporting Comprehensive Income." SFAS No. 130 establishes standards for the reporting and display of comprehensive income and its components in a company's full set of financial statements. Comprehensive income encompasses all changes in shareholder's equity from transactions and other events and circumstances from nonowner sources. Adoption of this standard had no effect on the financial results of the Company.

     EMPLOYERS' DISCLOSURES ABOUT PENSIONS AND OTHER POSTRETIREMENT BENEFITS

     Effective December 31, 1998, the Company adopted SFAS No. 132, "Employers' Disclosures about Pensions and Other Postretirement Benefits." SFAS No. 132 requires new disclosures relating to a company's pension and other postretirement benefit plans. Adoption of this standard had no effect on the financial results of the Company.

     ACCOUNTING FOR THE COSTS OF COMPUTER SOFTWARE DEVELOPED OR OBTAINED FOR
       INTERNAL USE

     Effective January 1, 1998, the Company adopted Statement of Position (SOP) No. 98-1, "Accounting for the Costs of Computer Software Developed or Obtained for Internal Use." SOP No. 98-1 provides guidance on accounting for costs associated with computer software developed or obtained for internal use. Adoption of this standard did not have a significant effect on the financial results of the Company.


NOTE 2. NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES

     NATURE OF OPERATIONS

     The Company is principally engaged in the business of providing life insurance and related financial services products. The Company provides and distributes individual life insurance and annuities; employee benefit products and services; life and health reinsurance and retirement plans. The Company operates primarily in the United States and, through its subsidiaries, is authorized to conduct business in all 50 states.

     PRINCIPLES OF CONSOLIDATION

     The consolidated financial statements include the accounts of ReliaStar Life and its subsidiaries and exclude the effects of all material intercompany transactions. ReliaStar Life is a wholly owned subsidiary of ReliaStar Financial Corp. (ReliaStar). ReliaStar Life's principal subsidiaries are Northern Life Insurance Company (Northern), Security-Connecticut Life Insurance Company (Security-Connecticut), ReliaStar Life Insurance Company of New York (RLNY) and ReliaStar Reinsurance Group (UK), Ltd. Effective December 31, 1998, ReliaStar United Services Life Insurance Company, an affiliate, merged with and into ReliaStar Life.

     USE OF ESTIMATES

     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and

                RELIASTAR LIFE INSURANCE COMPANY AND SUBSIDIARIES
      (A WHOLLY OWNED SUBSIDIARY OF RELIASTAR FINANCIAL CORP.) (CONTINUED)

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

NOTE 2. NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

     INVESTMENTS

     Fixed maturity securities (bonds and redeemable preferred stocks) are classified as available-for-sale and are carried at fair value.


     Equity securities (common stocks and nonredeemable preferred stocks) are carried at fair value.

     Mortgage loans on real estate are carried at amortized cost less an impairment allowance for estimated uncollectible amounts.

     Investment real estate owned directly by the Company is carried at cost less accumulated depreciation and allowances for estimated losses. Investments in real estate joint ventures are accounted for using the equity method. Real estate acquired through foreclosure is carried at the lower of fair value less estimated costs to sell or cost.

     Short-term investments are carried at amortized cost, which approximates fair value.

     Unrealized investment gains and losses of equity securities and fixed maturity securities, net of related deferred policy acquisition costs (DAC), present value of future profits (PVFP) and tax effects, are accounted for as a direct increase or decrease to the accumulated other comprehensive income component of shareholder's equity.

     Realized investment gains and losses enter into the determination of net income. Realized investment gains and losses on sales of securities are determined on the specific identification method. Write-offs of investments that decline in value below cost on other than a temporary basis and the change in the allowance for mortgage loans and wholly owned real estate are included with realized investment gains and losses in the Consolidated Statements of Income.

     The Company records write-offs or allowances for its investments based upon an evaluation of specific problem investments. The Company periodically reviews all invested assets (including marketable bonds, private placements, mortgage loans and real estate investments) to identify investments where the Company has credit concerns. Investments with credit concerns include those the Company has identified as problem investments, which are issues delinquent in a required payment of principal or interest, issues in bankruptcy or foreclosure and restructured or foreclosed assets. The Company also identifies investments as potential problem investments, which are investments where the Company has serious doubts as to the ability of the borrowers to comply with the present loan repayment terms.

     PROPERTY AND EQUIPMENT

     Property and equipment are carried at cost, net of accumulated depreciation of $100.5 million and $97.5 million at December 31, 1998 and 1997, respectively. The Company provides for depreciation of property and equipment using straight-line and accelerated methods over the estimated useful lives of the assets. Buildings are generally depreciated over 35 to 50 years. Depreciation expense for the years ending December 31, 1998 and 1997 totaled $6.0 million and $5.3 million, respectively.

     PARTICIPATION FUND ACCOUNT

     On January 3, 1989, the Commissioner of Commerce of the State of Minnesota approved a Plan of Conversion and Reorganization (the Plan) which provided, among other things, for the conversion of ReliaStar Life from a combined stock and mutual life insurance company to a stock life insurance company.

     The Plan provided for the establishment of a Participation Fund Account
(PFA) for the benefit of certain participating individual life insurance policies and annuities issued by ReliaStar Life prior to the

                RELIASTAR LIFE INSURANCE COMPANY AND SUBSIDIARIES
      (A WHOLLY OWNED SUBSIDIARY OF RELIASTAR FINANCIAL CORP.) (CONTINUED)

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

NOTE 2. NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

effective date of the Plan. Under the terms of the PFA, the insurance liabilities and assets with respect to such policies are segregated in the accounting records of ReliaStar Life to assure the continuation of policyholder dividend practices. Assets and liabilities of the PFA are presented in accordance with statutory accounting practices. Earnings derived from the operation of the PFA will inure solely to the benefit of the policies covered by the PFA and no benefit will inure to the Company. Accordingly, results of operations for the PFA are excluded from the Company's Consolidated Statements of Income. In the event that the assets of the PFA are insufficient to provide the contractual benefits guaranteed by the affected policies, ReliaStar Life must provide such contractual benefits from its general assets.

     SEPARATE ACCOUNTS

     The Company operates separate accounts. The assets and liabilities of the separate accounts are primarily related to variable annuity, variable life and 401(k) contracts and represents policyholder directed funds that are separately administered. The assets (principally investments) and liabilities (principally to contractholders) of each account are clearly identifiable and distinguishable from other assets and liabilities of the Company. Assets are carried at fair value. Revenues from these separate account contracts consist primarily of charges for mortality risk and expenses, cost of insurance, contract administration and surrender charges. Revenue for these products is recognized when due.

     PREMIUM REVENUE AND BENEFITS TO POLICYHOLDERS

     RECOGNITION OF TRADITIONAL LIFE, GROUP AND ANNUITY PREMIUM REVENUE AND BENEFITS TO POLICYHOLDERS -- Traditional life insurance products include those products with fixed and guaranteed premiums and benefits and consist principally of term and whole life insurance policies and certain annuities with life contingencies (immediate annuities). Life insurance premiums and immediate annuity premiums are recognized as premium revenue when due. Group insurance premiums are recognized as premium revenue over the time period to which the premiums relate. Benefits and expenses are associated with earned premiums so as to result in recognition of profits over the life of the contracts. This association is accomplished by means of the provision for liabilities for future policy benefits and the amortization of DAC and PVFP.

     RECOGNITION OF UNIVERSAL LIFE-TYPE CONTRACT REVENUE AND BENEFITS TO POLICYHOLDERS -- Universal life-type policies are insurance contracts with terms that are not fixed and guaranteed. The terms that may be changed could include one or more of the amounts assessed the policyholder, premiums paid by the policyholder or interest accrued to policyholder balances. Amounts received as deposits to such contracts are not reported as premium revenues.

     Revenues for universal life-type policies consist of charges assessed against policy account values for deferred policy loading and the cost of insurance and policy administration. Policy benefits and claims that are charged to expense include interest credited to contracts and benefit claims incurred in the period in excess of related policy account balances.

     RECOGNITION OF INVESTMENT CONTRACT REVENUE AND BENEFITS TO POLICYHOLDERS -- Contracts that do not subject the Company to risks arising from policyholder mortality or morbidity are referred to as investment contracts. Guaranteed Investment Contracts (GICs) and certain deferred annuities are considered investment contracts. Amounts received as deposits for such contracts are not reported as premium revenues.

     Revenues for investment products consist of investment income and charges assessed against contract account values for policy administration. Contract benefits that are charged to expense include benefit claims incurred in the period in excess of related contract balances, and interest credited to contract balances.

                RELIASTAR LIFE INSURANCE COMPANY AND SUBSIDIARIES
      (A WHOLLY OWNED SUBSIDIARY OF RELIASTAR FINANCIAL CORP.) (CONTINUED)

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

NOTE 2. NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     POLICY ACQUISITION COSTS

     Those costs of acquiring new business, which vary with and are primarily related to the production of new business, have been deferred to the extent that such costs are deemed recoverable. Such costs include commissions, certain costs of policy issuance and underwriting and certain variable agency expenses.

     Costs deferred related to traditional life insurance products are amortized over the premium paying period of the related policies, in proportion to the ratio of annual premium revenues to total anticipated premium revenues. Such anticipated premium revenues are estimated using the same assumptions used for computing liabilities for future policy benefits.

     Costs deferred related to universal life-type policies and investment contracts are amortized over the lives of the policies, in relation to the present value of estimated gross profits from mortality, investment, surrender and expense margins.

     PRESENT VALUE OF FUTURE PROFITS

     The present value of future profits reflects the estimated fair value of acquired insurance business in force and represents the portion of the acquisition cost that was allocated to the value of future cash flows from insurance contracts existing at the date of acquisition. Such value is the present value of the actuarially determined projected net cash flows from the acquired insurance contracts. An analysis of the PVFP asset account is presented below:

                                                                     YEAR ENDED DECEMBER 31
                                                                    -------------------------
                                                                        1998          1997
                                                                    -----------   -----------
                                                                          (IN MILLIONS)
   Balance, Beginning of Year ...................................    $  480.0      $  220.2
   Acquisition ..................................................      (  7.3)        323.6
   Imputed Interest .............................................        31.0          25.5
   Amortization .................................................      ( 90.1)       ( 66.0)
   Impact of Net Unrealized Investment Gains and Losses .........         8.9        ( 23.3)
                                                                     --------      --------
   Balance, End of Year .........................................    $  422.5      $  480.0
                                                                     ========      ========

     Based on current conditions and assumptions as to future events on acquired policies in force, the Company expects that the net amortization of the December 31, 1998 PVFP balance will be between 6% and 9% in each of the years 1999 through 2003. The interest rates used to determine the amount of imputed interest on the unamortized PVFP balance ranged from 5% to 8%.

     GOODWILL

     Goodwill is the excess of the amount paid to acquire a company over the fair value of the net assets acquired and is amortized on a straight-line basis over 40 years. The carrying value of goodwill is monitored for indicators of impairment of value. No events or circumstances were identified which warrant consideration of impairment or a revised estimate of useful lives.

     FUTURE POLICY AND CONTRACT BENEFITS

     Liabilities for future policy benefits for traditional life insurance contracts are calculated using the net level premium method and assumptions as to investment yields, mortality, withdrawals and dividends. The assumptions are based on projections of past experience and include provisions for possible unfavorable deviation. These assumptions are made at the time the contract is issued or, for purchased contracts, at the date of acquisition.

     Liabilities for future policy and contract benefits on universal life-type and investment contracts are based on the policy account balance.

                RELIASTAR LIFE INSURANCE COMPANY AND SUBSIDIARIES
      (A WHOLLY OWNED SUBSIDIARY OF RELIASTAR FINANCIAL CORP.) (CONTINUED)

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

NOTE 2. NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     The liabilities for future policy and contract benefits for group disabled life reserves and long-term disability reserves are based upon interest rate assumptions and morbidity and termination rates from published tables, modified for Company experience.

     INCOME TAXES

     The provision for income taxes includes amounts currently payable and deferred income taxes resulting from the cumulative temporary differences in the assets and liabilities determined on a tax return and financial statement basis.

     The Company files a consolidated tax return with certain of its affiliates. The method by which the total consolidated federal income tax for each entity is allocated to each of the companies is subject to a written agreement approved by the Company's Board of Directors. Allocation is based upon a separate return calculation such that each company in the consolidated return pays the same tax or receives the same refunds it would have paid or received had it consistently filed separate federal income tax returns. Intercompany tax balances are settled within a reasonable time after filing of the consolidated federal income tax returns with the Internal Revenue Service.

     INTEREST RATE SWAP AGREEMENTS

     Interest rate swap agreements are used as hedges for asset/liability management of adjustable rate and short-term invested assets. The Company does not enter into any interest rate swap agreements for trading purposes. The interest rate swap transactions involve the exchange of fixed and floating rate interest payments without the exchange of underlying principal amounts and do not contain other optional provisions. The Company utilizes the settlement method of accounting for its interest rate swap agreements whereby the difference between amounts paid and amounts received or accrued on interest rate swap agreements is reflected in net investment income.

     The characteristics (notional amount, maturity and payment dates) of the interest rate swap agreements are similar to the characteristics of the designated hedged assets. Interest rate swaps are carried at fair value, and changes in fair value are recorded as a direct increase or decrease in the accumulated other comprehensive income component of shareholder's equity. In the event an interest rate swap agreement would cease to qualify for hedge accounting, changes in fair value of the affected swap would be recorded as income or expense. There were no terminations of interest rate swap agreements during 1998 or 1997.

     EQUITY INDEX CALL OPTIONS

     Equity index call options are tied to the performance of the S&P 500 Index and are used as hedges for asset/liability management related to equity-indexed annuity products. The Company does not purchase options for trading purposes. The notional amounts and other characteristics of the options correspond to the characteristics of the policyholder obligations related to deposits received for equity-indexed annuities. The change in the fair value of the call options approximates the change in the corresponding equity-indexed annuity account value. The call options are carried at fair value, and changes in fair value are recorded as income or expense, consistent with the hedged item.

     RECLASSIFICATIONS

     Certain prior year amounts have been reclassified to conform to current year presentation.

NOTE 3. ACQUISITION

     On July 1, 1997, ReliaStar completed the acquisition of
Security-Connecticut Corporation, which was a holding company with two primary subsidiaries: Security-Connecticut of Avon, Connecticut and Lincoln Security Life Insurance Company (Lincoln Security) of Brewster, New York. Concurrent with the acquisition, ReliaStar contributed all of the capital stock of Security-Connecticut and Lincoln Security to ReliaStar Life.

                RELIASTAR LIFE INSURANCE COMPANY AND SUBSIDIARIES
      (A WHOLLY OWNED SUBSIDIARY OF RELIASTAR FINANCIAL CORP.) (CONTINUED)

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

NOTE 3. ACQUISITION (CONTINUED)

     The acquisition was accounted for using the purchase method of accounting. Therefore, the consolidated financial statements include the accounts of Security-Connecticut and Lincoln Security since the date of acquisition. Goodwill of approximately $150 million was recorded.

NOTE 4.  INVESTMENTS

     Investment income summarized by type of investment was as follows:

                                                    YEAR ENDED
                                                    DECEMBER 31
                                             -------------------------
                                                 1998          1997
                                             -----------   -----------
                                                   (IN MILLIONS)

   Fixed Maturity Securities .............   $   866.7     $   787.9
   Equity Securities .....................         2.1           2.2
   Mortgage Loans on Real Estate .........       181.6         178.9
   Real Estate and Leases ................        21.6          16.1
   Policy Loans ..........................        41.8          34.3
   Other Invested Assets .................        12.8           3.6
   Short-Term Investments ................        10.9           6.7
                                             ---------     ---------
    Gross Investment Income ..............     1,137.5       1,029.7
   Investment Expenses ...................        27.7          26.0
                                             ---------     ---------
    Net Investment Income ................   $ 1,109.8     $ 1,003.7
                                             =========     =========

   Net pretax realized investment gains (losses) were as follows:

                                                       YEAR ENDED
                                                       DECEMBER 31
                                                 -----------------------
                                                    1998         1997
                                                 ----------   ----------
                                                      (IN MILLIONS)
   Net Gains (Losses) on Sales
    Fixed Maturity Securities
     Gross Gains .............................    $  26.3      $  10.3
     Gross Losses ............................      (13.2)       ( 6.4)
    Equity Securities ........................      (  .6)         5.1
    Mortgage Loans ...........................      (  .2)          --
    Foreclosed Real Estate ...................        2.8           .1
    Real Estate ..............................        2.1           .6
    Other ....................................       15.3          9.8
                                                  -------      -------
                                                     32.5         19.5
                                                  -------      -------
   Provisions for Losses
    Fixed Maturity Securities ................      ( 8.4)       ( 3.0)
    Equity Securities ........................         --        (  .1)
    Mortgage Loans ...........................         --        ( 2.4)
    Foreclosed Real Estate ...................      ( 2.2)       ( 1.6)
    Real Estate ..............................      (  .2)       (  .7)
    Other ....................................      ( 4.4)          --
                                                  -------      -------
                                                    (15.2)       ( 7.8)
                                                  -------      -------
    Pretax Realized Investment Gains .........    $  17.3      $  11.7
                                                  =======      =======

                RELIASTAR LIFE INSURANCE COMPANY AND SUBSIDIARIES
      (A WHOLLY OWNED SUBSIDIARY OF RELIASTAR FINANCIAL CORP.) (CONTINUED)

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

NOTE 4. INVESTMENTS (CONTINUED)

     The amortized cost and fair value of investments in fixed maturity securities by type of investment were as follows:


                                                                          DECEMBER 31, 1998
                                                        -----------------------------------------------------
                                                                           GROSS UNREALIZED
                                                          AMORTIZED     -----------------------
                                                             COST          GAINS      (LOSSES)    FAIR VALUE
                                                        -------------   ----------   ---------- -------------
                                                                            (IN MILLIONS)
United States Government and Government Agencies
 and Authorities ....................................    $    103.6      $  11.5           --    $    115.1
States, Municipalities and Political Subdivisions ...          49.9          4.1           --          54.0
Foreign Governments .................................          88.5          8.9           --          97.4
Public Utilities ....................................         643.0         56.6      $   (.2)        699.4
Corporate Securities ................................       7,416.0        378.3        (47.6)      7,746.7
Mortgage-Backed/Structured Finance ..................       2,793.0         99.9        ( 7.7)      2,885.2
Redeemable Preferred Stock ..........................          12.5           .3        (  .7)         12.1
                                                         ----------      -------      -------    ----------
 Total ..............................................    $ 11,106.5      $ 559.6      $ (56.2)   $ 11,609.9
                                                         ==========      =======      =======    ==========



                                                                         DECEMBER 31, 1997
                                                        ----------------------------------------------------
                                                                           GROSS UNREALIZED
                                                          AMORTIZED     ----------------------
                                                             COST         GAINS      (LOSSES)    FAIR VALUE
                                                        -------------   ---------   ---------- -------------
                                                                           (IN MILLIONS)
United States Government and Government Agencies
 and Authorities ....................................    $    128.8     $   9.3      $   (.3)   $    137.8
States, Municipalities and Political Subdivisions ...          66.8         4.5        (  .3)         71.0
Foreign Governments .................................          94.8         7.3        (  .1)        102.0
Public Utilities ....................................         895.0        61.4        (  .9)        955.5
Corporate Securities ................................       6,911.0       327.2        (14.9)      7,223.3
Mortgage-Backed/Structured Finance ..................       2,554.3        99.8        ( 2.6)      2,651.5
Redeemable Preferred Stock ..........................           5.2          .4           --           5.6
                                                         ----------     -------      -------    ----------
 Total ..............................................    $ 10,655.9     $ 509.9      $ (19.1)   $ 11,146.7
                                                         ==========     =======      =======    ==========


     The amortized cost and fair value of fixed maturity securities by contractual maturity are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.


                                                     DECEMBER 31, 1998               DECEMBER 31, 1997
                                               -----------------------------   -----------------------------
                                                 AMORTIZED          FAIR         AMORTIZED          FAIR
                                                    COST           VALUE            COST           VALUE
                                               -------------   -------------   -------------   -------------
                                                                       (IN MILLIONS)
Maturing in:
 One Year or Less ..........................    $    459.5      $    462.9      $    199.9      $    200.9
 One to Five Years .........................       3,554.5         3,709.1         3,651.3         3,789.2
 Five to Ten Years .........................       3,014.9         3,183.2         3,006.4         3,180.7
 Ten Years or Later ........................       1,284.6         1,369.5         1,244.0         1,324.4
Mortgage-Backed/Structured Finance .........       2,793.0         2,885.2         2,554.3         2,651.5
                                                ----------      ----------      ----------      ----------
 Total .....................................    $ 11,106.5      $ 11,609.9      $ 10,655.9      $ 11,146.7
                                                ==========      ==========      ==========      ==========

                RELIASTAR LIFE INSURANCE COMPANY AND SUBSIDIARIES
      (A WHOLLY OWNED SUBSIDIARY OF RELIASTAR FINANCIAL CORP.) (CONTINUED)

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

NOTE 4. INVESTMENTS (CONTINUED)


     The fair values for actively traded marketable bonds are determined based upon the quoted market prices. The fair values for marketable bonds without an active market are obtained through several commercial pricing services which provide the estimated fair values. Fair values of privately placed bonds which are not considered problems are determined using a matrix-based pricing model. The model considers the current level of risk-free interest rates, current corporate spreads, the credit quality of the issuer and cash flow characteristics of the security. Using this data, the model generates estimated market values which the Company considers reflective of the fair value of each privately placed bond. Fair values for privately placed bonds which are considered problems are determined through consideration of factors such as the net worth of borrower, the value of collateral, the capital structure of the borrower, the presence of guarantees and the Company's evaluation of the borrower's ability to compete in their relevant market.


     At December 31, 1998, the largest industry concentration in the private placement portfolio was consumer products and services, where 18.7% of the portfolio was invested, and the largest industry concentration in the marketable bond portfolio was mortgage-backed/structured finance where 30.8% of the portfolio was invested. At December 31, 1998, the largest geographic concentration of commercial mortgage loans was in the Midwest region of the United States, where approximately 37.4% of the commercial mortgage loan portfolio was invested.

     At December 31, 1998 and 1997, gross unrealized appreciation of equity securities was $2.2 million and $2.3 million, respectively, and gross unrealized depreciation was $1.2 million and $.5 million, respectively.

     Invested assets which were nonincome producing (no income received for the 12 months preceding the balance sheet date) were as follows:

                                                  DECEMBER 31
                                             ---------------------
                                                1998        1997
                                             ---------   ---------
                                                 (IN MILLIONS)
   Fixed Maturity Securities .............    $  3.9      $  1.5
   Mortgage Loans on Real Estate .........       1.5         1.1
   Real Estate and Leases ................      18.9        21.5
                                              ------      ------
    Total ................................    $ 24.3      $ 24.1
                                              ======      ======

     Allowances for losses on investments are reflected on the Consolidated Balance Sheets as a reduction of the related assets and were as follows:


                                                   DECEMBER 31
                                             ---------------------
                                                1998         1997
                                             ---------   ---------
                                                 (IN MILLIONS)
   Mortgage Loans ........................    $ 10.5      $  10.5
   Foreclosed Real Estate ................       6.8          9.1
   Investment Real Estate ................       2.2          2.8
   Other Invested Assets .................       6.0          1.7

                RELIASTAR LIFE INSURANCE COMPANY AND SUBSIDIARIES
      (A WHOLLY OWNED SUBSIDIARY OF RELIASTAR FINANCIAL CORP.) (CONTINUED)

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

NOTE 4. INVESTMENTS (CONTINUED)

     At December 31, 1998 and 1997, the total investment in impaired mortgage loans (before allowances for credit losses), the related allowance for credit losses and the average investment related to impaired mortgage loans were as follows:

                                                                                 1998         1997
                                                                              ----------   ----------
                                                                                   (IN MILLIONS)
   Impaired Mortgage Loans
    Total Investment ......................................................    $  13.0      $  14.4
    Allowance for Credit Losses ...........................................       10.5         10.5
    Average Investment ....................................................        1.6          1.6

     There were no increases or decreases in the allowance for credit losses during 1998. An increase of $2.4 million and a decrease of $3.6 million were recorded in 1997. Interest income recognized on impaired mortgage loans during 1998 and 1997 was $.9 million and $1.3 million, respectively. The Company does not accrue interest income on impaired mortgage loans when the likelihood of collection is doubtful. Cash receipts for interest payments are recognized as income in the period received.

     Noncash investing activities consisted of $11.3 million of real estate assets acquired through foreclosure during the year ended December 31, 1997.

     The components of net unrealized investment gains included in the accumulated other comprehensive income component of shareholder's equity are shown below:

                                                                                    DECEMBER 31
                                                                            -------------------------
                                                                                1998          1997
                                                                            -----------   -----------
                                                                                  (IN MILLIONS)

   Unrealized Investment Gains ..........................................    $  529.8      $  489.0
   DAC/PVFP Adjustment ..................................................      (128.6)       (138.8)
   Deferred Income Taxes ................................................      (140.4)       (124.1)
                                                                             --------      --------
    Total ...............................................................    $  260.8      $  226.1
                                                                             ========      ========

     The change in accumulated other comprehensive income consisted of the following:

                                                                              YEAR ENDED DECEMBER 31
                                                                            -------------------------
                                                                                1998          1997
                                                                            -----------   -----------
                                                                                   (IN MILLIONS)
   Unrealized Investment Gains (Losses) Arising During The Period(1) .....    $  36.7      $  119.8
   Reclassification Adjustments(2) .......................................      ( 8.7)       (  5.8)
   Change in DAC/PVFP Adjustment(3) ......................................        6.7        ( 28.7)
                                                                              -------      --------
    Total ................................................................    $  34.7      $   85.3
                                                                              =======      ========

------------------
(1) Net of income tax expense (benefit) totaling $17.0 million and $67.9 million for 1998 and 1997, respectively.

(2) Net of income tax expense (benefit) totaling $(4.1) million and $(3.3) million for 1998 and 1997, respectively.

(3) Net of income tax expense (benefit) totaling $3.5 million and $(16.3) million for 1998 and 1997, respectively.

                RELIASTAR LIFE INSURANCE COMPANY AND SUBSIDIARIES
      (A WHOLLY OWNED SUBSIDIARY OF RELIASTAR FINANCIAL CORP.) (CONTINUED)

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

NOTE 5. INCOME TAXES

     The income tax liability as reflected on the Consolidated Balance Sheets consisted of the following:


                                           DECEMBER 31
                                     -----------------------
                                        1998         1997
                                     ----------   ----------
                                          (IN MILLIONS)

   Current Income Taxes ..........    $  18.4      $  25.3
   Deferred Income Taxes .........      207.0        179.9
                                      -------      -------
    Total ........................    $ 225.4      $ 205.2
                                      =======      =======

     The provision for income taxes reflected on the Consolidated Statements of Income consisted of the following:


                                            YEAR ENDED
                                            DECEMBER 31
                                     -------------------------
                                         1998          1997
                                     -----------   -----------
                                           (IN MILLIONS)

   Currently Payable .............    $  120.9      $  113.8
   Deferred ......................        15.5           8.2
                                      --------      --------
    Total ........................    $  136.4      $  122.0
                                      ========      ========

     The Internal Revenue Service has completed its review of the Company's tax return for all years through 1995.

     Deferred income taxes reflect the impact for financial statement reporting purposes of "temporary differences" between the financial statement carrying amounts and tax bases of assets and liabilities. The "temporary differences" that give rise to the net deferred tax liability relate to the following:

                                                         DECEMBER 31
                                                 ---------------------------
                                                     1998           1997
                                                 ------------   ------------
                                                        (IN MILLIONS)

   Future Policy and Contract Benefits .......     $ (303.5)      $ (363.6)
   Investment Write-Offs and Allowances ......       ( 34.4)        ( 41.4)
   Pension and Postretirement Benefit Plans ..       (  7.8)        (  6.2)
   Employee Benefits .........................       ( 12.9)        ( 12.8)
   Other .....................................       (118.5)        ( 59.5)
                                                   --------       --------
   Gross Deferred Tax Asset ..................       (477.1)        (483.5)
                                                   --------       --------
   Deferred Policy Acquisition Costs .........        326.6          322.9
   Present Value of Future Profits ...........        157.3          142.8
   Net Unrealized Investment Gains ...........        119.3           95.6
   Property and Equipment ....................         24.4           22.9
   Real Estate Joint Ventures ................         15.5           16.5
   Other .....................................         41.0           62.7
                                                   --------       --------
   Gross Deferred Tax Liability ..............        684.1          663.4
                                                   --------       --------
    Net Deferred Tax Liability ...............     $  207.0       $  179.9
                                                   ========       ========

     Federal income tax regulations allowed certain special deductions for 1983 and prior years which are accumulated in a memorandum tax account designated as "policyholders' surplus." Generally, this policyholders' surplus account will become subject to tax at the then current rates only if the accumulated balance exceeds certain maximum limitations or if certain cash distributions are deemed to

                RELIASTAR LIFE INSURANCE COMPANY AND SUBSIDIARIES
      (A WHOLLY OWNED SUBSIDIARY OF RELIASTAR FINANCIAL CORP.) (CONTINUED)

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

NOTE 5. INCOME TAXES (CONTINUED)

be paid out of the account. At December 31, 1998, ReliaStar Life and its life insurance subsidiaries have accumulated approximately $51.0 million in their separate policyholders' surplus accounts. Deferred taxes have not been provided on this temporary difference.

     There have been no deferred taxes recorded for the unremitted equity in subsidiaries as the earnings are considered to be permanently invested or will be remitted only when tax effective to do so.

     The difference between the U.S. federal income tax rate and the consolidated tax provision rate is summarized as follows:

                                                            YEAR ENDED
                                                            DECEMBER 31
                                                      -----------------------
                                                         1998         1997
                                                      ----------   ----------

   Statutory Tax Rate .............................       35.0%        35.0%
   Other ..........................................         .5           .3
                                                          ----         ----
    Effective Tax Rate ............................       35.5%        35.3%
                                                          ====         ====

     Cash paid for federal income taxes was $123.3 million and $89.0 million for the years ended December 31, 1998 and 1997, respectively.

NOTE 6.  NOTES AND MORTGAGES PAYABLE

     A summary of notes and mortgages payable is as follows:


                                                           DECEMBER 31
                                                     ------------------------
                                                        1998          1997
                                                     ----------   -----------
                                                          (IN MILLIONS)
   Unaffiliated:
    Commercial Paper .............................         --      $  218.5
    Bank Borrowings ..............................         --          26.0
    Other Indebtedness -- Current Portion ........    $    .2            .1
                                                      -------      --------
     Short-Term Debt .............................         .2         244.6
    Other Indebtedness -- Noncurrent Portion .....        8.0           8.1
                                                      -------      --------
     Total Unaffiliated ..........................    $   8.2      $  252.7
                                                      =======      ========
     Note Payable to Parent ......................    $ 100.0      $  100.0
                                                      =======      ========

     At December 31, 1998 and 1997, other indebtedness is primarily mortgage notes assumed in connection with certain real estate investments with interest rates ranging from 6.2% to 9.6%.

     The weighted average interest rate on the commercial paper outstanding at December 31, 1997 was 6.18%

     Principal payments required in each of the next five years and thereafter are as follows:

                                 (IN MILLIONS)
                                 -------------
                   1999 -- $ .2                    2002 -- $.1
                   2000 -- $5.8                    2003 -- $.1
                   2001 -- $2.0     2004 and thereafter -- $.0

     ReliaStar has loaned $100.0 million to ReliaStar Life under a surplus note. The original note, dated April 1, 1989, was issued in connection with ReliaStar Life's demutualization and was used to offset the surplus reduction related to the cash distribution to the mutual policyholders in the demutualization. This original note was replaced by a successor surplus note (the 1994 Note) dated November 1, 1994.

                RELIASTAR LIFE INSURANCE COMPANY AND SUBSIDIARIES
      (A WHOLLY OWNED SUBSIDIARY OF RELIASTAR FINANCIAL CORP.) (CONTINUED)

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

NOTE 6. NOTES AND MORTGAGES PAYABLE (CONTINUED)

The 1994 Note provides, subject to the regulatory constraints discussed below, that (i) it is a surplus note which will mature on September 15, 2003 with principal due at maturity, but payable without penalty, in whole or in part before maturity; (ii) interest is at 65/8% payable semi-annually; and (iii) in the event that ReliaStar Life is in default in the payment of any required interest or principal, ReliaStar Life cannot pay cash dividends on its capital stock (all of which is owned directly by ReliaStar). The 1994 Note further provides that there may be no payment of interest or principal without the express approval of the Minnesota Department of Commerce.

     Interest paid on unaffiliated debt was $.4 million and $13.1 million for the years ended December 31, 1998 and 1997 respectively.

NOTE 7. EMPLOYEE BENEFIT PLANS

     PENSION AND OTHER POSTRETIREMENT BENEFITS

     The Company has funded and unfunded noncontributory defined benefit retirement plans covering substantially all employees which provide benefits to employees upon retirement (Pension Plans). Effective December 31, 1998, the Company's qualified defined benefit retirement plan was amended to suspend the accrual of additional benefits for future services. Employees will retain all of their accrued benefits as of December 31, 1998, which will be paid monthly at retirement according to the provisions of the plan. Employees meeting certain age and service requirements will receive certain transition benefits until retirement. A curtailment gain was recorded in 1998 to reflect the impact of this plan amendment and employee reductions resulting from the transfer of certain accident and health administrative operations to a third party.

     The Company provides certain health care and life insurance benefits to retired employees and their eligible dependents (Other Plans). The postretirement health care plan is contributory, with retiree contribution levels adjusted annually; the life insurance plan provides a flat amount of noncontributory coverage and optional contributory coverage.

     Net periodic expense or benefit for ReliaStar and its subsidiaries for the pension and other plans included the following components:

                                                  YEAR ENDED DECEMBER 31
                                                  -----------------------
                                                      1998         1997
                                                  -----------   ---------
                                                       (IN MILLIONS)
   PENSION PLANS
   Service Cost ...............................     $   3.2      $   4.9
   Interest Cost ..............................        16.7         15.2
   Expected Return on Plan Assets .............       (20.9)       (17.0)
   Amortization of Prior Service Cost .........          .8          1.1
   Amortization of Transition Asset ...........       (  .1)       (  .3)
   Curtailment Gain ...........................       ( 3.7)          --
   Actuarial Loss .............................         1.6          1.8
                                                    -------      -------
    Net Expense (Benefit) .....................     $  (2.4)     $   5.7
                                                    =======      =======

                RELIASTAR LIFE INSURANCE COMPANY AND SUBSIDIARIES
      (A WHOLLY OWNED SUBSIDIARY OF RELIASTAR FINANCIAL CORP.) (CONTINUED)

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

NOTE 7. EMPLOYEE BENEFIT PLANS (CONTINUED)

                                                   YEAR ENDED DECEMBER 31
                                                  -----------------------
                                                     1998         1997
                                                  ----------   ----------
                                                       (IN MILLIONS)
   OTHER PLANS
   Service Cost ...............................     $   .5       $   .4
   Interest Cost ..............................         .7           .7
   Amortization of Prior Service Cost .........       (1.5)        (1.6)
   Curtailment Gain ...........................       (1.7)          --
   Actuarial Gain .............................       ( .1)        ( .1)
                                                    ------       ------
    Net Expense (Benefit) .....................     $ (2.1)      $  (.6)
                                                    ======       ======

     The funded status of the plans and net amounts recognized in ReliaStar's Consolidated Balance Sheets were as follows:

                                                              PENSION PLANS               OTHER PLANS
                                                        -------------------------   ------------------------
                                                                DECEMBER 31               DECEMBER 31
                                                            1998          1997         1998          1997
                                                        -----------   -----------   ----------   -----------
                                                                           (IN MILLIONS)
   Benefit Obligation at Beginning of Year ..........    $  237.1      $  195.8      $  10.9       $   9.8
   Service Cost .....................................         3.2           4.9           .5            .4
   Interest Cost ....................................        16.7          15.2           .7            .7
   Actuarial (Gain) Loss ............................        14.9          25.6          (.2)           .3
   SCC Acquisition ..................................          --           8.6           --            .6
   Benefits Paid ....................................       (15.4)        (13.0)         (.4)          (.9)
   Plan Amendments ..................................         2.0            --           --            --
   Termination Cost .................................         1.0            --           --            --
   Curtailment ......................................       (20.8)           --          (.7)           --
                                                         --------      --------      -------       -------
   Benefit Obligation at End of Year ................       238.7         237.1         10.8          10.9
                                                         --------      --------      -------       -------
   Fair Value of Plan Assets at Beginning of Year ...       229.1         184.9           --            --
   Actual Return on Plan Assets .....................        36.6          45.2           --            --
   SCC Acquisition ..................................          --           9.2           --            --
   Employer Contributions ...........................         1.4           2.8           .4            .4
   Participant Contributions ........................          --            --           .5            .5
   Benefits Paid ....................................       (15.4)        (13.0)         (.9)          (.9)
                                                         --------      --------      -------       -------
   Fair Value of Plan Assets at End of Year .........       251.7         229.1           --            --
                                                         --------      --------      -------       -------
   Funded Status ....................................        13.0          (8.0)       (10.8)        (10.9)
   Unrecognized Net (Gain) Loss .....................        (2.2)         10.3         (1.8)         (1.7)
   Unrecognized Prior Service Cost ..................         3.6           8.5         (4.7)         (7.2)
   Unrecognized Transition Asset ....................          --           (.1)          --            --
                                                         --------      --------      -------       -------
   Net Asset (Liability) Recognized .................    $   14.4      $   10.7      $ (17.3)      $ (19.8)
                                                         ========      ========      =======       =======

                RELIASTAR LIFE INSURANCE COMPANY AND SUBSIDIARIES
      (A WHOLLY OWNED SUBSIDIARY OF RELIASTAR FINANCIAL CORP.) (CONTINUED)

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

NOTE 7. EMPLOYEE BENEFIT PLANS (CONTINUED)


     Amounts recognized in ReliaStar's Consolidated Balance Sheets were as follows:


                                                     PENSION PLANS               OTHER PLANS
                                                -----------------------   -------------------------
                                                      DECEMBER 31                DECEMBER 31
                                                   1998         1997          1998          1997
                                                ----------   ----------   -----------   -----------
                                                                   (IN MILLIONS)
   Prepaid Benefit Cost .....................    $  28.2      $  22.5            --            --
   Accrued Benefit Liability ................      (19.1)       (15.7)      $ (17.3)      $ (19.8)
   Intangible Asset .........................        5.3          3.9            --            --
                                                 -------      -------       -------       -------
   Net Asset (Liability) Recognized .........    $  14.4      $  10.7       $ (17.3)      $ (19.8)
                                                 =======      =======       =======       =======

     The aggregate projected benefit obligation and aggregate accumulated benefit obligation for the unfunded pension plans were $19.4 million and $19.1 million, respectively, as of December 31, 1998; and $17.2 million and $15.7 million, respectively, as of December 31, 1997. As of December 31, 1998 and 1997, pension plan assets included 1,232,982 shares of ReliaStar common stock with a fair value of $56.9 million and $50.8 million, respectively. The benefit obligations for the pension and other postretirement plans were determined using assumed discount rates of 7.0% and 7.25% as of January 1, 1999 and 1998, respectively. A weighted-average long-term rate of compensation increase of 4.5% was used for the pension benefit obligation. The assumed long-term rate of return on pension plan assets was 10.5% in 1998 and 10.0% in 1997. The assumed health care cost trend rate for 1999 and thereafter used in measuring the postretirement health care benefit obligation was 5.0%. The assumed health care cost trend rate has an effect on the amounts reported. For example, a one-percentage-point increase in the rate would increase the 1998 total service and interest cost by $.1 million and the postretirement health care benefit obligation by $.4 million. A one-percentage-point decrease in the rate would decrease the 1998 total service and interest cost by $.1 million and the postretirement health care benefit obligation by $.4 million.

     The above amounts are for ReliaStar and its subsidiaries as the Company's portion is not determinable.

     SUCCESS SHARING PLAN AND ESOP

     The Success Sharing Plan and ESOP (Success Sharing Plan) was designed to increase employee ownership and reward employees when certain Company performance objectives are met. Essentially all employees are eligible to participate in the Success Sharing Plan. The Success Sharing Plan has both qualified and nonqualified components. The nonqualified component is equal to 25% of the annual award and is paid in cash to employees. The qualified component is equal to 75% of the annual award which is contributed to the ESOP portion of the Success Sharing Plan. Costs charged to expense for the Success Sharing Plan were $6.6 million and $6.5 million in 1998 and 1997, respectively.


     STOCK BASED COMPENSATION

     Officers and key employees of the Company participate in stock-based compensation plans of ReliaStar. ReliaStar applies Accounting Principles Board Opinion No. 25, "Accounting for Stock Issued to Employees," and related interpretations in accounting for its stock-based compensation plans. Accordingly, the Company has recorded no compensation expense for these stock-based compensation plans other than for restricted stock and performance-based awards. Had compensation cost for ReliaStar's stock option plans been determined based upon the fair value at the grant date for awards under these plans consistent with the optional accounting methodology prescribed under SFAS No. 123, ReliaStar's net income would have been reduced by approximately $8.1 million and $4.9 million in 1998 and 1997, respectively. The weighted average fair value of the options granted during 1998 and 1997 is estimated as $11.74 and $9.17, respectively, on the date of grant using the Black-Scholes option-pricing

               RELIASTAR LIFE INSURANCE COMPANY AND SUBSIDIARIES
      (A WHOLLY OWNED SUBSIDIARY OF RELIASTAR FINANCIAL CORP.) (CONTINUED)

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

NOTE 7. EMPLOYEE BENEFIT PLANS (CONTINUED)

model with the following assumptions: dividend yield 1.6% to 2.0%, volatility factors ranging from .1868 to .2470, risk-free interest rates of 5.3% for 1998 and 6.2% for 1997 and an expected life of 2.7 to 5.8 years.

NOTE 8.  RELATED PARTY TRANSACTIONS

     The Company and ReliaStar have entered into agreements whereby ReliaStar and the Company provide certain management, administrative, legal, and other services for each other. The net amounts billed resulted in the Company making payments of $30.7 million and $26.3 million to ReliaStar in 1998 and 1997, respectively. The net costs allocated to the Company under these agreements may not be indicative of costs the Company might incur if these services were not provided by ReliaStar. During 1998 and 1997, the Company paid cash dividends of $88.0 million and $61.8 million, respectively to ReliaStar.

NOTE 9.  SHAREHOLDER'S EQUITY

     DIVIDEND RESTRICTIONS

     ReliaStar Life's ability to pay cash dividends to ReliaStar is restricted by law or subject to approval of the insurance regulatory authorities of the State of Minnesota. These authorities recognize only statutory accounting practices for the ability of an insurer to pay dividends to its shareholders.


     Under Minnesota insurance law regulating the payment of dividends by ReliaStar Life, any such payment must be an amount deemed prudent by ReliaStar Life's Board of Directors and, unless otherwise approved by the Commissioner of the Minnesota Department of Commerce (the Commissioner), must be paid solely from the adjusted earned surplus of ReliaStar Life. Adjusted earned surplus means the earned surplus as determined in accordance with statutory accounting practices (unassigned funds) less 25% of the amount of such earned surplus which is attributable to unrealized capital gains. Further, without approval of the Commissioner, ReliaStar Life may not pay in any calendar year any dividend which, when combined with other dividends paid within the preceding 12 months, exceeds the greater of (i) 10% of ReliaStar Life's statutory surplus at the prior year-end or (ii) 100% of ReliaStar Life's statutory net gain from operations (not including realized capital gains) for the prior calendar year. For 1999, the amount of dividends which can be paid by ReliaStar Life without Commissioner approval is $156.4 million.

     STATUTORY SURPLUS AND NET INCOME

     Net income of ReliaStar Life and its insurance subsidiaries, as determined in accordance with statutory accounting practices, was $153.3 million and $185.4 million for 1998 and 1997, respectively. ReliaStar Life's statutory capital and surplus was $1,063.4 million and $1,031.8 million at December 31, 1998 and 1997, respectively.


NOTE 10. REINSURANCE

     The Company is a member of reinsurance associations established for the purpose of ceding the excess of life insurance over retention limits. In addition, the Life and Health Reinsurance Division of ReliaStar Life assumes and cedes reinsurance on certain life and health risks as its primary business. Premium amounts received for prospective reinsurance that meet conditions for reinsurance accounting are recorded as unearned premium revenue and are amortized into earned premium revenue ratably over the remaining reinsurance contract period. Reinsurance contracts do not relieve the Company from its obligations to policyholders. Failure of reinsurers to honor their obligations could result in losses to the Company; consequently, allowances are established for amounts deemed uncollectible. The amount of the allowance for uncollectible reinsurance receivables was immaterial at December 31, 1998 and 1997. The Company evaluates the financial condition of its reinsurers and monitors concentrations of

                RELIASTAR LIFE INSURANCE COMPANY AND SUBSIDIARIES
      (A WHOLLY OWNED SUBSIDIARY OF RELIASTAR FINANCIAL CORP.) (CONTINUED)

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

NOTE 10. REINSURANCE (CONTINUED)

credit risk to minimize its exposure to significant losses from reinsurer insolvencies. The Company's retention limit is $500,000 per life for individual coverage and, to the extent that ReliaStar Life reinsures life policies written by Northern and RLNY, the limit is $400,000 per life. For group coverage and reinsurance assumed, the retention is $500,000 per life with per occurrence limitations, subject to certain maximums. As of December 31, 1998, $44.0 billion of life insurance in force was ceded to other companies. The Company has assumed $48.2 billion of life insurance in force as of December 31, 1998 (including $42.6 billion of reinsurance assumed pertaining to Federal Employees' Group Life Insurance and Servicemans' Group Life Insurance). Also included in these amounts are $683.2 million of reinsurance ceded and $5.6 billion of reinsurance assumed by the Life and Health Reinsurance Division of ReliaStar Life.

     The effect of reinsurance on premiums and recoveries is as follows:

                                               YEAR ENDED DECEMBER 31
                                              -------------------------
                                                  1998          1997
                                              -----------   -----------
                                                    (IN MILLIONS)

   Direct Premiums ........................   $   780.0      $  675.6
   Reinsurance Assumed ....................       498.8         382.6
   Reinsurance Ceded ......................    (  270.9)       (173.9)
                                              ---------      --------
    Net Premiums ..........................   $ 1,007.9      $  884.3
                                              =========      ========
    Reinsurance Recoveries ................   $   218.7      $  114.4
                                              =========      ========

NOTE 11. LIABILITY FOR UNPAID ACCIDENT AND HEALTH CLAIMS AND CLAIM ADJUSTMENT EXPENSE

     The change in the liability for unpaid accident and health claims and claim adjustment expenses is summarized as follows:

                                                 1998          1997
                                             -----------   -----------
                                                   (IN MILLIONS)

   Balance at January 1 ..................    $  387.0      $  383.3
   Less Reinsurance Recoverables .........       120.2         102.6
                                              --------      --------
   Net Balance at January 1 ..............       266.8         280.7
   Incurred Related to:
    Current Year .........................       204.4         178.6
    Prior Year ...........................         8.2          (3.0)
                                              --------      --------
   Total Incurred ........................       212.6         175.6
   Paid Related to:
    Current Year .........................        84.2         107.4
    Prior Year ...........................        95.8          82.1
                                              --------      --------
   Total Paid ............................       180.0         189.5
   Net Balance at December 31 ............       299.4         266.8
   Plus Reinsurance Recoverables .........       180.9         120.2
                                              --------      --------
    Balance at December 31 ...............    $  480.3      $  387.0
                                              ========      ========

     The liability for unpaid accident and health claims and claim adjustment expenses is included in Future Policy and Contract Benefits on the Consolidated Balance Sheets.

                RELIASTAR LIFE INSURANCE COMPANY AND SUBSIDIARIES
      (A WHOLLY OWNED SUBSIDIARY OF RELIASTAR FINANCIAL CORP.) (CONTINUED)

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

NOTE 12. COMMITMENTS AND CONTINGENCIES

     LITIGATION

     The Company is a defendant in a number of lawsuits arising out of the normal course of the business of the Company, some of which include claims for punitive damages. In the opinion of management, the ultimate resolution of such litigation will not result in any material adverse impact to the financial position of the Company.

     JOINT GROUP LIFE AND ANNUITY CONTRACTS

     ReliaStar Life has issued certain participating group annuity and group life insurance contracts jointly with another insurance company. ReliaStar Life has entered into an arrangement with this insurer whereby ReliaStar Life will gradually transfer these liabilities (approximately $192.0 million at December 31, 1998) to the other insurer over a ten-year period which commenced in 1993. The terms of the arrangement specify the interest rate on the liabilities and provide for a transfer of assets and liabilities scheduled in a manner consistent with the expected cash flows of the assets allocated to support the liabilities. A contingent liability exists with respect to the joint obligor's portion of the contractual liabilities attributable to contributions received prior to July 1, 1993 ($626.9 million) in the event the joint obligor is unable to meet its obligations.

     FINANCIAL INSTRUMENTS

     The Company is a party to financial instruments with on and off-balance-sheet risk in the normal course of business to reduce its exposure to fluctuations in interest rates. These financial instruments include commitments to extend credit, financial guarantees, futures contracts, interest rate swaps, interest rate caps and equity-indexed call options. Those instruments involve, to varying degrees, elements of credit, interest rate or liquidity risk in excess of the amount recognized in the Consolidated Balance Sheets.

     The Company's exposure to credit loss in the event of nonperformance by the other party to the financial instrument for commitments to extend credit and financial guarantees written is represented by the contractual amount of those instruments. The Company uses the same credit policies in making commitments and conditional obligations as it does for on-balance-sheet instruments. For interest rate swap and interest rate cap transactions, the contract or notional amounts do not represent exposure to credit loss. For swaps and caps, the Company's exposure to credit loss is limited to those swaps and caps where the Company has an unrealized gain. The Company has no remaining futures contracts as of December 31, 1998.

     Unless otherwise noted, the Company does not require collateral or other security to support financial instruments with credit risk.


                                                                                DECEMBER 31
                                                                         -------------------------
                                                                             1998          1997
                                                                         -----------   -----------
                                                                               (IN MILLIONS)
   Contract or Notional Amount
   Financial Instruments Whose Contract Amounts Represent Credit Risk
     Commitments to Extend Credit ....................................    $  101.0      $  156.3
     Financial Guarantees ............................................        28.8          40.0
   Financial Instruments Whose Notional or Contract Amounts Exceed the
    Amount of Credit Risk
     Interest Rate Swap Agreements ...................................       897.5       1,162.5
     Interest Rate Cap Agreements ....................................       510.0         510.0
     Equity-Indexed Call Options .....................................        28.7           2.0

                RELIASTAR LIFE INSURANCE COMPANY AND SUBSIDIARIES
      (A WHOLLY OWNED SUBSIDIARY OF RELIASTAR FINANCIAL CORP.) (CONTINUED)

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

NOTE 12. COMMITMENTS AND CONTINGENCIES (CONTINUED)

     COMMITMENTS TO EXTEND CREDIT -- Commitments to extend credit are legally binding agreements to lend to a customer. Commitments generally have fixed expiration dates or other termination clauses and may require payment of a fee. They generally may be terminated by the Company in the event of deterioration in the financial condition of the borrower. Since some of the commitments are expected to expire without being drawn upon, the total commitment amounts do not necessarily represent future liquidity requirements. The Company evaluates each customer's creditworthiness on a case-by-case basis.

     FINANCIAL GUARANTEES -- Financial guarantees are conditional commitments issued by the Company guaranteeing the performance of the borrower to a third party. Those guarantees are primarily issued to support public and private commercial mortgage borrowing arrangements. The credit risk involved is essentially the same as that involved in issuing commercial mortgage loans.

     ReliaStar Life is a partner in six real estate joint ventures where it has guaranteed the repayment of loans of the partnership. As of December 31, 1998, ReliaStar Life had guaranteed repayment of $28.8 million ($40.0 million at December 31, 1997) of such loans including the portion allocable to the PFA. If any payment were made under these guarantees, ReliaStar Life would be allowed to make a claim for repayment from the joint venture, foreclose on the assets of the joint venture including its real estate investment and, in certain instances, make a claim against the joint venture's general partner.

     For certain of these partnerships, ReliaStar Life has made capital contributions from time to time to provide the partnerships with sufficient cash to meet its obligations, including operating expenses, tenant improvements and debt service. Capital contributions during 1998 and 1997 were insignificant. Further capital contributions are likely to be required in future periods for certain of the joint ventures with the guarantees. The Company cannot predict the amount of such future contributions.

     INTEREST RATE SWAP AGREEMENTS -- The Company enters into interest rate swap agreements to manage interest rate exposure. The primary reason for the interest rate swap agreements is to extend the duration of adjustable rate investments. Interest rate swap transactions generally involve the exchange of fixed and floating rate interest payment obligations without the exchange of the underlying principal amounts. Changes in market interest rates impact income from adjustable rate investments and have an opposite (and approximately offsetting) effect on the reported income from the swap portfolio. The risks under interest rate swap agreements are generally similar to those of futures contracts. Notional principal amounts are often used to express the volume of these transactions but do not represent the much smaller amounts potentially subject to credit risk. The amount subject to credit risk is approximately equal to the unrealized gain on the agreements which was $27.3 million at December 31, 1998.

     INTEREST RATE CAP AGREEMENTS -- The Company has entered into interest rate cap agreements as a hedge against the effects of rising interest rates on the invested assets supporting a portfolio of single premium deferred annuity contracts. Notional principal amounts are often used to express the volume of these transactions but do not represent the much smaller amounts potentially subject to credit risk. The amount subject to credit risk is approximately equal to the unrealized gain on the agreements which was less than $.1 million at December 31, 1998.

     EQUITY-INDEXED CALL OPTIONS -- The Company holds certain call options indexed to the performance of the S&P 500 Index as part of its asset/liability management strategy for its equity-indexed annuity products. The Company held 25 call options with a notional amount of $28.7 million and an estimated fair value of $9.8 million as of December 31, 1998.

     FUTURES CONTRACTS -- Futures contracts are contracts for delayed delivery of securities or money market instruments in which the seller agrees to make delivery at a specified future date of a specified instrument, at a specified price or yield. These contracts are entered into to manage interest rate risk as part of the Company's asset and liability management. Risks arise from the movements in securities values and interest rates.

                RELIASTAR LIFE INSURANCE COMPANY AND SUBSIDIARIES
      (A WHOLLY OWNED SUBSIDIARY OF RELIASTAR FINANCIAL CORP.) (CONTINUED)

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

NOTE 12. COMMITMENTS AND CONTINGENCIES (CONTINUED)


     During 1997, the Company closed out of all of its futures contracts and immediately entered into zero coupon interest rate swaps with similar maturities. The remaining deferred gain on the closed futures contracts of approximately $20 million is being amortized into income over the life of the liabilities whose cash flows they supported.

     LEASES

     The Company has operating leases for office space and certain computer processing and other equipment. Rental expense for these items was $15.3 million and $16.0 million for 1998 and 1997, respectively.

     Future minimum aggregate rental commitments at December 31, 1998 for operating leases were as follows:

                             (IN MILLIONS)
                             -------------
              1999 -- $8.0                    2002 -- $ 4.0
              2000 -- $7.0                    2003 -- $ 2.8
              2001 -- $5.5     2004 and thereafter -- $10.7

NOTE 13.  DISCONTINUED OPERATIONS AND OTHER

     In December 1998, the Company completed the sale of its mortgage banking subsidiary, ReliaStar Mortgage Corporation (RMC), for approximately $19 million in cash. The results of RMC are presented as discontinued operations in the Consolidated Statements of Income.

     Revenues and income from operations prior to the date RMC was first presented as discontinued operations, and the loss on disposal were as follows:

                                       YEAR ENDED DECEMBER 31
                                       -----------------------
                                          1998         1997
                                       ----------   ----------
                                            (IN MILLIONS)

   Revenues ........................    $  18.9      $  32.7
   Income from Operations(1) .......         .1          3.2
   Loss on Disposal(2) .............       (7.3)          --

------------------
(1) Net of tax expense of $1.8 million 1997.

(2) Includes a $2.8 million pretax loss from operations during the phase-out period and is net of a tax benefit of $4.3 million.

     During December 1998, the Company approved a plan to consolidate its five individual life insurance and annuity service center operations into one new center. This consolidation is expected to be substantially complete by the end of the year 2000 and anticipates the termination of approximately 700 positions at the Company's current service center operations. The transitioning of operations to the new center is scheduled to begin during 1999. Estimated costs related to this plan of approximately $24.8 million (pre-tax) were recorded and are primarily related to employee-related termination costs and non-cancelable lease contracts costs associated with vacated facilities.


     During 1997, the Company approved a plan to eliminate redundancies and create operational efficiencies through consolidation of certain financial, underwriting and claims functions. The plan was substantially completed by December 31, 1998. The remaining costs accrued as of December 31, 1998 ($3.6 million) are primarily related to remaining unpaid severance benefits and non-cancelable lease contracts costs associated with vacated facilities and are considered adequate for all remaining obligations. Certain initial accrual estimates related to non-cancelable lease contracts were in excess of actual costs. The reversal of the excess accrued costs during 1998 increased net income by approximately $1 million.

                RELIASTAR LIFE INSURANCE COMPANY AND SUBSIDIARIES
      (A WHOLLY OWNED SUBSIDIARY OF RELIASTAR FINANCIAL CORP.) (CONTINUED)

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

NOTE 14. FAIR VALUE OF FINANCIAL INSTRUMENTS

     The following disclosures are made in accordance with the requirements of SFAS No. 107, "Disclosures about Fair Value of Financial Instruments." SFAS No. 107 requires disclosure of fair value information about financial instruments, whether or not recognized in the balance sheet, for which it is practicable to estimate that value. In cases where quoted market prices are not available, fair values are based on estimates using present value or other valuation techniques. Those techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. In that regard, the derived fair value estimates, in many cases, could not be realized in immediate settlement of the instrument.

     SFAS No. 107 excludes certain financial instruments and all nonfinancial instruments from its disclosure requirements. Accordingly, the aggregate fair value amounts presented do not represent the underlying value of the Company.

     The fair value estimates presented herein are based on pertinent information available to management as of December 31, 1998 and 1997. Although management is not aware of any factors that would significantly affect the estimated fair value amounts, such amounts have not been comprehensively revalued for purposes of these financial statements since that date; therefore, current estimates of fair value may differ significantly from the amounts presented herein.

     The following methods and assumptions were used by the Company in estimating its fair value disclosures for financial instruments:

     FIXED MATURITY SECURITIES -- The estimated fair value disclosures for debt securities satisfy the fair value disclosure requirements of SFAS No. 107 (see
Note 4).

     EQUITY SECURITIES -- Fair value equals carrying value as these securities are carried at quoted market value.

     MORTGAGE LOANS ON REAL ESTATE -- The fair values for mortgage loans on real estate are estimated using discounted cash flow analyses and rates currently being offered in the marketplace for similar loans to borrowers with similar credit ratings. Loans with similar characteristics are aggregated for purposes of the calculations.

     CASH, SHORT-TERM INVESTMENTS AND POLICY LOANS -- The carrying amounts for these assets approximate the assets' fair values.

     OTHER FINANCIAL INSTRUMENTS REPORTED AS ASSETS -- The carrying amounts for these financial instruments (primarily premiums and other accounts receivable and accrued investment income) approximate those assets' fair values.

     INVESTMENT CONTRACT LIABILITIES -- The fair value for deferred annuities was estimated to be the amount payable on demand at the reporting date, as those investment contracts have no defined maturity and are similar to a deposit liability. The amount payable at the reporting date was calculated as the account balance less applicable surrender charges.

     The fair value for GICs was estimated using discounted cash flow analyses. The discount rate used was based upon current industry offering rates on GICs of similar durations.

     The fair values for supplementary contracts without life contingencies and immediate annuities were estimated using discounted cash flow analyses. The discount rate was based upon treasury rates plus a pricing margin.

     The carrying amounts reported for other investment contracts, which includes participating pension contracts and retirement plan deposits, approximate those liabilities' fair value.

     CLAIM AND OTHER DEPOSIT FUNDS -- The carrying amounts for claim and other deposit funds approximate the liabilities' fair value.

                RELIASTAR LIFE INSURANCE COMPANY AND SUBSIDIARIES
      (A WHOLLY OWNED SUBSIDIARY OF RELIASTAR FINANCIAL CORP.) (CONTINUED)

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

NOTE 14. FAIR VALUE OF FINANCIAL INSTRUMENTS (CONTINUED)


     NOTES AND MORTGAGES PAYABLE -- For debt obligations, discounted cash flow analyses were used. The discount rate was based upon the Company's estimated current incremental borrowing rates.

     OTHER FINANCIAL INSTRUMENTS REPORTED AS LIABILITIES -- The carrying amounts for other financial instruments (primarily normal payables of a short-term nature) approximate those liabilities' fair values.

     FINANCIAL GUARANTEES -- The fair values for financial guarantees were estimated using discounted cash flow analyses based upon the expected future net amounts to be expended. The estimated net amounts to be expended were determined based on projected cash flows and a valuation of the underlying collateral.

     The carrying amounts and estimated fair values of the Company's financial instruments as of December 31, 1998 and 1997 are as follows:

                                                                         1998                              1997
                                                            -------------------------------   -------------------------------
                                                               CARRYING           FAIR           CARRYING           FAIR
                                                                AMOUNT            VALUE           AMOUNT            VALUE
                                                            --------------   --------------   --------------   --------------
                                                                                      (IN MILLIONS)
Financial Instruments Recorded as Assets
 Fixed Maturity Securities ..............................    $  11,609.9      $  11,609.9      $  11,146.7      $  11,146.7
 Equity Securities ......................................           49.1             49.1             23.0             23.0
 Mortgage Loans on Real Estate
  Commercial ............................................        1,726.8          1,841.8          1,594.9          1,679.1
  Residential and Other .................................          428.0            436.7            675.8            687.3
 Policy Loans ...........................................          702.3            702.3            663.3            663.3
 Cash and Short-Term Investments ........................          113.5            113.5            153.8            153.8
 Other Financial Instruments Recorded as Assets .........          460.4            460.4            704.3            704.3
Financial Instruments Recorded as Liabilities
 Investment Contracts
   Deferred Annuities ...................................       (7,784.5)        (7,366.3)        (7,753.1)        (7,321.6)
   GICs .................................................          (70.3)           (98.2)           (62.5)           (90.0)
   Supplementary Contracts and Immediate
    Annuities ...........................................         (414.8)          (416.5)          (337.1)          (330.5)
   Other Investment Contracts ...........................         (396.4)          (396.4)          (454.9)          (454.9)
 Claim and Other Deposit Funds ..........................         (154.4)          (154.4)          (148.1)          (148.1)
 Notes and Mortgages Payable ............................           (7.6)            (8.1)          (251.9)          (252.4)
 Other Financial Instruments Recorded as Liabilities              (411.8)          (411.8)          (285.4)          (285.4)
Off-Balance Sheet Financial Instruments
 Financial Guarantees ...................................             --             (2.1)              --             (3.5)

     Fair value estimates are made at a specific point in time, based on relevant market information and information about the financial instrument. These estimates do not reflect any premium or discount that could result from offering for sale at one time the Company's holdings of a particular financial instrument. Because no market exists for a significant portion of the Company's financial instruments, fair value estimates are based on judgments regarding future expected loss experience, current economic conditions, risk characteristics of various financial instruments and other factors. These estimates are subjective in nature and involve uncertainties and matters of significant judgment and, therefore, cannot be determined with precision. Changes in assumptions could significantly affect the estimates.

     Fair value estimates are based on existing on and off-balance sheet financial instruments without attempting to estimate the value of anticipated future business and the value of assets and liabilities that are not considered financial instruments. In addition, the tax ramifications related to the realization of the unrealized gains and losses can have a significant effect on fair value estimates and have not been considered in the estimates.

                                   APPENDIX A


                                THE FIXED ACCOUNT

     The Fixed Account consists of all of our assets other than those in our separate accounts. We have complete ownership and control of all of the assets of the Fixed Account.

     Because of exemptions and exclusions contained in the Securities Act of 1933 and the Investment Company Act of 1940, the Fixed Account has not been registered under these acts. Neither the Fixed Account nor any interest in it is subject to the provisions of these acts and as a result the SEC has not reviewed the disclosures in this Prospectus relating to the Fixed Account. However, disclosures relating to the Fixed Account are subject to generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.


     We guarantee both principal and interest on amounts credited to the Fixed Account. We credit interest at an effective annual rate of at least 4%, independent of the investment experience of the Fixed Account. From time to time, we may guarantee interest at a rate higher than 4%.

     ANY INTEREST CREDITED TO AMOUNTS ALLOCATED TO THE FIXED ACCOUNT IN EXCESS OF 4% PER YEAR WILL BE DETERMINED AT OUR SOLE DISCRETION. YOU ASSUME THE RISK THAT INTEREST CREDITED TO THE FIXED ACCOUNT MAY NOT EXCEED THE MINIMUM GUARANTEE OF 4% FOR A GIVEN YEAR.


     We do not use a specific formula for determining excess interest credits. However, we consider the following:

     o    General economic trends,

     o    Rates of return currently available on our investments,

     o Rates of return anticipated in our investments, regulatory and tax factors, and

     o    Competitive factors.

     We are not aware of any statutory limitations to the maximum amount of interest we may credit and our Board of Directors has not set any limitations.

     The Fixed Accumulation Value of the Policy is the sum of the Net Premiums credited to the Fixed Account. It is increased by transfers and Loan Amounts from the Variable Account, and interest credits. It is decreased by Monthly Deductions and partial withdrawals taken from the Fixed Account and transfers to the Variable Account. The Fixed Accumulation Value will be calculated at least monthly on the monthly anniversary date.

     You may transfer all or part of your Fixed Accumulation Value to the Sub-Accounts of the Variable Account, subject to the following transfer limitations:

     o The request to transfer must be postmarked no more than 30 days before the Policy Anniversary and no later than 30 days after the Policy Anniversary. Only one transfer is allowed during this period.

     o The Fixed Accumulation Value after the transfer must be at least equal to the Loan Amount.

     o No more than 50% of the Fixed Accumulation Value (minus any Loan Amount) may be transferred unless the balance, after the transfer, would be less than $1,000. If the balance would be less than $1,000, the full Fixed Accumulation Value (minus any Loan Amount) may be transferred.

     o    You must transfer at least:

          --   $500, or

          -- the total Fixed Accumulation Value (minus any Loan Amount) if less than $500.

     We make the Monthly Deduction from your Fixed Accumulation Value in proportion to the total Accumulation Value of the Policy.

     The Surrender Charge described in the Prospectus applies to the total Accumulation Value, which includes the Fixed Accumulation Value. If the Owner surrenders the Policy for its Cash Surrender Value, the Fixed Accumulation Value will be reduced by any applicable Surrender Charge, any Loan Amount and unpaid Monthly Deductions applicable to the Fixed Account.

                                   APPENDIX B


                        CALCULATION OF ACCUMULATION VALUE

     The Accumulation Value of the Policy is equal to the sum of the Variable Accumulation Value plus the Fixed Accumulation Value.


VARIABLE ACCUMULATION VALUE

     The Variable Accumulation Value is the total of your values in each Sub-Account. The value for each Sub-Account is equal to:

1 multiplied by 2, where:

1
Is your current number of Accumulation Units (described below).

2
Is the current Unit Value (described below).

  The Variable Accumulation Value will vary from Valuation Date to Valuation Date (described below) reflecting changes in 1 and 2 above.

     ACCUMULATION UNITS. When transactions are made which affect the Variable Accumulation Value, dollar amounts are converted to Accumulation Units. The number of Accumulation Units for a transaction is found by dividing the dollar amount of the transaction by the current Unit Value.

     The number of Accumulation Units for a Sub-Account increases when:

     o    Net Premiums are credited to that Sub-Account; or

     o Transfers from the Fixed Account or other Sub-Accounts are credited to that Sub-Account.

     The number of Accumulation Units for a Sub-Account decreases when:

     o    You take out a Policy loan from that Sub-Account;

     o    You take a partial withdrawal from that Sub-Account;

     o    We take a portion of the Monthly Deduction from that Sub-Account; or

     o Transfers are made from that Sub-Account to the Fixed Account or other Sub-Accounts.

     UNIT VALUE. The Unit Value for a Sub-Account on any Valuation Date is equal to the previous Unit Value times the Net Investment Factor for that Sub-Account (described below) for the Valuation Period (described below) ending on that Valuation Date. The Unit Value was initially set at $10 when the Sub-Account first purchased Fund shares.

     NET INVESTMENT FACTOR. The Net Investment Factor is a number that reflects charges to the Policy and the investment performance during a Valuation Period of the Fund in which a Sub-Account is invested. If the Net Investment Factor is greater than one, the Unit Value is increased. If the Net Investment Factor is less than one, the Unit Value is decreased. The Net Investment Factor for a Sub-Account is determined by dividing 1 by 2.

(1 \ 2), where:

1
Is the result of:

     o The net asset value per share of the Fund shares in which the Sub-Account invests, determined at the end of the current Valuation Period;

     o Plus the per share amount of any dividend or capital gain distributions made on the Fund shares in which the Sub-Account invests during the current Valuation Period;

     o Plus or minus a per share charge or credit for any taxes reserved which we determine has resulted from the investment operations of the Sub-Account and to be applicable to the Policy.

2
Is the result of:

     o The net asset value per share of the Fund shares held in the Sub-Account, determined at the end of the last prior Valuation Period;

     o Plus or minus a per share charge or credit for any taxes reserved for during the last prior Valuation Period which we determine resulted from the investment operations of the Sub-Account and was applicable to the Policy.

     VALUATION DATE; VALUATION PERIOD. A Valuation Date is each day the New York Stock Exchange is open for trading. A Valuation Period is the period between two successive Valuation Dates, commencing at the close of business of a Valuation Date and ending at the close of business on the next Valuation Date.

FIXED ACCUMULATION VALUE

     The Fixed Accumulation Value on the Policy Date is your Net Premium credited to the Fixed Account on that date minus the Monthly Deduction applicable to the Fixed Accumulation Value for the first Policy Month.

     After the Policy Date, the Fixed Accumulation Value is calculated as:

1 + 2 + 3 + 4 - 5 - 6, where:

1
Is the Fixed Accumulation Value on the preceding Monthly Anniversary, plus interest from the Monthly Anniversary to the date of the calculation.

2
Is the total of your Net Premiums credited to the Fixed Account since the preceding Monthly Anniversary, plus interest from the date premiums are credited to the date of the calculation.

3
Is the total of your transfers from the Variable Account to the Fixed Account since the preceding Monthly Anniversary, plus interest from the date of transfer to the date of the calculation.

4
Is the total of your Loan Amounts transferred from the Variable Account since the preceding Monthly Anniversary.

5
Is the total of your transfers to the Variable Account from the Fixed Account since the preceding Monthly Anniversary, plus interest from the date of transfer to the date of the calculation.

6
Is the total of your partial withdrawals from the Fixed Account since the preceding Monthly Anniversary, plus interest from the date of withdrawal to the date of the calculation.

     If the date of the calculation is a Monthly Anniversary, we also reduce the Fixed Accumulation Value by the applicable Monthly Deduction for the Policy Month following the Monthly Anniversary.


     The minimum interest rate applied in the calculation of the Fixed Accumulation Value is an effective annual rate of 4%. Interest in excess of the minimum rate may be applied in the calculation of your Fixed Accumulation Value in a manner which our Board of Directors determines.

                                   APPENDIX C


             ILLUSTRATION OF ACCUMULATION VALUES, SURRENDER CHARGES,

                    CASH SURRENDER VALUES, AND DEATH BENEFITS

     The following tables illustrate how the Accumulation Values, Cash Surrender Values, and Death Benefits of a Policy may change with the investment experience of the Variable Account. The tables show how the Accumulation Values, Cash Surrender Values, and Death Benefits of a Policy issued to a hypothetical Insured (who pays the given Planned Periodic Premiums annually) would vary over time if the investment return of the assets held in the Funds were a uniform, gross, after-tax, annual rate of 0 percent, 6 percent or 12 percent.


     The tables on pages C-3 through C-8 illustrate a Policy issued to a male Age 40, in a standard Rate Class and qualifying for nonsmoker rates. The Accumulation Values, Cash Surrender Values, and Death Benefits would be lower if the Insured was in a substandard Rate Class or did not qualify for the nonsmoker rates because the cost of insurance would be increased. The Accumulation Values, Cash Surrender Values and Death Benefits would be different from those shown if the gross annual investment returns averaged 0 percent, 6 percent, and 12 percent over a period of years, but fluctuated above and below those averages for individual Policy Years.

     Within the tables, the second and fifth columns illustrate the Accumulation Value of the Policy over the designated period. The Accumulation Value is the total amount that a Policy provides for investment at any time. The third and sixth columns illustrate the Cash Surrender Value of a Policy over the designated period. The Cash Surrender Value is equal to the Accumulation Value less any Surrender Charges, Loan Amount (assumed to be zero in these illustrations) and unpaid Monthly Deductions (also assumed to be zero). The fourth and seventh columns illustrate the Death Benefit of a Policy over the designated period. The second, third, and fourth columns assume that throughout the life of the Policy, the monthly charge for the cost of insurance, the Monthly Mortality and Expense Charge and the Monthly Administrative Charge are based upon the maximums (i.e., guaranteed) permitted in the policy. The maximum allowable cost of insurance rates are based on the 1980 Commissioners Standard Ordinary Mortality Tables for Nonsmokers and Smokers. The fifth, sixth, and seventh columns assume that the monthly charge for cost of insurance, the Monthly Mortality and Expense Charge, and the Monthly Administrative Charge are based on the current amounts expected to be charged. The Death Benefits also vary between tables depending upon whether the Level Amount Death Benefit Option (Tables at pages C-3 through C-5) or the Variable Amount Death Benefit Option (Tables at pages C-6 through C-8) is illustrated.

     The amounts shown for the Accumulation Values, Cash Surrender Values, and Death Benefits reflect the fact that the net investment return of the Sub-Accounts of the Variable Account is lower than the gross, after-tax return on the assets held in the Funds as a result of the Funds' operating expenses. The values shown take into account the daily total operating expenses paid by the three funds available through the three portfolios or The Alger American Trust, the four portfolios of the Fidelity VIP, the three portfolios of the Fidelity VIP II, the four funds of the Janus Aspen Series, the three funds of the Neuberger Berman Advisors Management Trust, the five funds available through Northstar Variable Trust, the four funds of the OCC Accumulation Trust, and the three funds of Putnam Variable Trust, which together are assumed to be at an average annual rate of 0.77% for all years. This figure is derived based on an average of the Funds' 1998 operating expenses net of any limitations on such expenses paid by the Funds. Thus, the illustrated gross annual investment rates of return of 0 percent, 6 percent, and 12 percent correspond to approximate net annual rates of return of -0.77%, 5.23%, and 11.23%, respectively. Without such expense reimbursements, total expenses would be 0.88%. Hypothetical Accumulation Values, Cash Surrender Values and the Death Benefits may be lower without the expense reimbursement. Expense reimbursements are voluntary. While it is currently anticipated that expense reimbursements will continue past the current year, there is no assurance of ongoing reimbursements.


     The hypothetical values shown in the tables do not reflect any charges for Federal income taxes attributable to the Variable Account because we do not currently make any such charges. However, such charges may be made in the future and, in that event, the gross annual investment return would have to exceed 0 percent, 6 percent, or 12 percent by an amount sufficient to cover the tax charges in order to produce the Accumulation Values, Cash Surrender Values, and Death Benefits illustrated. (See section entitled "Federal Tax Matters" in the prospectus).

     The tables illustrate the Policy values that would result based upon the hypothetical rates of return if premiums are paid as indicated, if all Net Premiums are allocated to the Variable Account, and if no Policy loans have been made. The tables are also based on the assumptions that the Policy owner has not requested an increase or decrease in the Face Amount, that no partial withdrawals have been made, that no transfers have been made, and total operating expenses of the Funds continue as anticipated. Actual results will depend on the expenses and performance of the investment choice made by the owner.

     Upon request, we will provide a comparable illustration based upon the proposed Insured's Age, sex, underwriting classification, the Face Amount and Planned Periodic Premium schedule requested, and any available riders requested.

                        RELIASTAR LIFE INSURANCE COMPANY
                           FLEXIBLE PREMIUM TO AGE 95

                               MALE ISSUE AGE: 40
                                   NON-SMOKER
                            $1,800.00 ANNUAL PREMIUM
                              $150,000 FACE AMOUNT
                           LEVEL DEATH BENEFIT OPTION

                        ASSUMED HYPOTHETICAL GROSS ANNUAL
                          INVESTMENT RATE OF RETURN: 0%

                          GUARANTEED COSTS                                  CURRENT COSTS
           ----------------------------------------------   ---------------------------------------------
            ACCUMULATION     CASH SURRENDER       DEATH      ACCUMULATION     CASH SURRENDER      DEATH
 POLICY         VALUE             VALUE          BENEFIT         VALUE             VALUE         BENEFIT
  YEAR         (1) (2)           (1) (2)         (1) (2)        (1) (2)           (1) (2)        (1) (2)
--------   --------------   ----------------   ----------   --------------   ----------------   ---------
    1           1,188                 0          150,000*        1,321                 0        150,000*
    2           2,332                 0          150,000         2,604               144         150,000
    3           3,433               118          150,000         3,848               533         150,000
    4           4,488               888          150,000         5,050             1,450         150,000
    5           5,496             1,896          150,000         6,210             2,610         150,000
    6           6,454             3,214          150,000         7,326             4,086         150,000
    7           7,359             4,479          150,000         8,397             5,517         150,000
    8           8,211             5,691          150,000         9,422             6,902         150,000
    9           9,005             6,845          150,000        10,399             8,239         150,000
   10           9,740             7,941          150,000        11,324             9,524         150,000
   11          10,443             9,003          150,000        12,306            10,866         150,000
   12          11,074             9,994          150,000        13,236            12,156         150,000
   13          11,626            10,906          150,000        14,104            13,384         150,000
   14          12,089            11,279          150,000        14,905            14,545         150,000
   15          12,455            12,455          150,000        15,632            15,632         150,000
   20          12,492            12,492          150,000        17,928            17,928         150,000
  AGE
   70               0                 0                0        10,756            10,756         150,000

--------------------------------------------------------------------------------
(1) Assumes a $1,800.00 premium (which exceeds the Annualized Minimum Monthly premium) is paid at the beginning of each Policy Year. Values will be different if premiums are paid with a different frequency or in different amounts.

(2) Assumes that no Policy loans or partial withdrawals have been made. Excessive loans or withdrawals may cause the Policy to lapse because of insufficient cash Surrender Value.

  * Based on(1) and(2) above, the Death Benefit Guarantee is in effect during the years shown. Therefore, the Policy remains in force even though the Cash Surrender Value is zero.

 ** Policy terminates prior to Age 75.

*** Cash Surrender Value does not include the sales charge refund. Based on current charges, the sales charge refund would be $76 at the end of Policy Year 1 and $1,098 at the end of Policy Year 2. Based on guaranteed charges, the sales charge refund would be $0 at the end of Policy Year 1 and $970 at the end of Policy Year 2. A sales charge refund may also apply for 24 months following any increase in face amount.

THE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY, AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN, AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS BY A POLICYHOLDER, AND THE DIFFERENT INVESTMENT RETURNS FOR THE FUNDS. THE ACCUMULATION VALUE, CASH SURRENDER VALUE, AND DEATH BENEFIT FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN ABOVE IF THE ACTUAL INVESTMENT RESULTS APPLICABLE TO THE POLICY AVERAGE 0% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN BE MADE BY US OR BY THE FUNDS THAT THESE HYPOTHETICAL RETURNS CAN BE ACHIEVED FOR ANY ONE YEAR, OR SUSTAINED OVER ANY PERIOD OF TIME.

                        RELIASTAR LIFE INSURANCE COMPANY
                           FLEXIBLE PREMIUM TO AGE 95

                               MALE ISSUE AGE: 40
                                   NON-SMOKER
                            $1,800.00 ANNUAL PREMIUM
                              $150,000 FACE AMOUNT
                           LEVEL DEATH BENEFIT OPTION

                        ASSUMED HYPOTHETICAL GROSS ANNUAL
                          INVESTMENT RATE OF RETURN: 6%

                          GUARANTEED COSTS                                  CURRENT COSTS
           ----------------------------------------------   ---------------------------------------------
            ACCUMULATION     CASH SURRENDER       DEATH      ACCUMULATION     CASH SURRENDER      DEATH
 POLICY         VALUE             VALUE          BENEFIT         VALUE             VALUE         BENEFIT
  YEAR         (1) (2)           (1) (2)         (1) (2)        (1) (2)           (1) (2)        (1) (2)
--------   --------------   ----------------   ----------   --------------   ----------------   ---------
 1              1,273                 0          150,000*        1,411                 0        150,000*
 2              2,577               117          150,000         2,866               406         150,000
 3              3,912               597          150,000         4,366             1,051         150,000
 4              5,278             1,678          150,000         5,909             2,309         150,000
 5              6,672             3,072          150,000         7,496             3,896         150,000
 6              8,092             4,852          150,000         9,127             5,887         150,000
 7              9,539             6,659          150,000        10,803             7,923         150,000
 8             11,011             8,491          150,000        12,524            10,004         150,000
 9             12,505            10,345          150,000        14,289            12,129         150,000
10             14,020            12,220          150,000        16,098            14,298         150,000
11             15,599            14,159          150,000        18,098            16,658         150,000
12             17,195            16,115          150,000        20,158            19,078         150,000
13             18,801            18,801          150,000        22,275            21,555         150,000
14             20,409            20,049          150,000        24,446            24,086         150,000
15             22,010             22.010         150,000        26,670            26,670         150,000
20             29,656            29,656          150,000        38,515            38,515         150,000
AGE
70             35,998            35,998          150,000        64,524            64,524         150,000
75             23,606            23,606          150,000        76,124            76,124         150,000
80                  0                 0                0        83,761            83,761         150,000
85                  0                 0                0        81,505            81,505         150,000
90                  0                 0                0        48,985            48,985         150,000
   **

--------------------------------------------------------------------------------
(1) Assumes a $1,800.00 premium (which exceeds the Annualized Minimum Monthly premium) is paid at the beginning of each Policy Year. Values will be different if premiums are paid with a different frequency or in different amounts.

(2) Assumes that no Policy loans or partial withdrawals have been made. Excessive loans or withdrawals may cause the Policy to lapse because of insufficient cash Surrender Value.

  * Based on (1) and (2) above, the Death Benefit Guarantee is in effect during the years shown. Therefore, the Policy remains in force even though the Cash Surrender Value is zero.

 ** Policy terminates prior to age 95.

*** Cash Surrender Value does not include the sales charge refund. Based on current charges, the sales charge refund would be $166 at the end of Policy Year 1 and $1,098 at the end of Policy Year 2. Based on guaranteed charges, the sales charge refund would be $28 at the end of Policy Year 1 and $1,098 at the end of Policy Year 2. A sales charge refund may also apply for 24 months following any increase in face amount.

THE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY, AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN, AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS BY A POLICYHOLDER, AND THE DIFFERENT INVESTMENT RETURNS FOR THE FUNDS. THE ACCUMULATION VALUE, CASH SURRENDER VALUE, AND DEATH BENEFIT FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN ABOVE IF THE ACTUAL INVESTMENT RESULTS APPLICABLE TO THE POLICY AVERAGE 6% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN BE MADE BY US OR BY THE FUNDS THAT THESE HYPOTHETICAL RETURNS CAN BE ACHIEVED FOR ANY ONE YEAR, OR SUSTAINED OVER ANY PERIOD OF TIME.

                        RELIASTAR LIFE INSURANCE COMPANY
                           FLEXIBLE PREMIUM TO AGE 95

                               MALE ISSUE AGE: 40
                                   NON-SMOKER
                            $1,800.00 ANNUAL PREMIUM
                              $150,000 FACE AMOUNT
                           LEVEL DEATH BENEFIT OPTION

                        ASSUMED HYPOTHETICAL GROSS ANNUAL
                         INVESTMENT RATE OF RETURN: 12%

                           GUARANTEED COSTS                                      CURRENT COSTS
           -------------------------------------------------   -------------------------------------------------
            ACCUMULATION     CASH SURRENDER        DEATH        ACCUMULATION     CASH SURRENDER        DEATH
 POLICY         VALUE             VALUE           BENEFIT           VALUE             VALUE           BENEFIT
  YEAR         (1) (2)           (1) (2)          (1) (2)          (1) (2)           (1) (2)          (1) (2)
--------   --------------   ----------------   -------------   --------------   ----------------   -------------
    1             1,359                 0          150,000*           1,502                 0          150,000*
    2             2,834               374          150,000            3,140               680          150,000
    3             4,434             1,119          150,000            4,928             1,613          150,000
    4             6,170             2,570          150,000            6,879             3,279          150,000
    5             8,056             4,456          150,000            9,007             5,407          150,000
    6            10,103             6,863          150,000           11,330             8,090          150,000
    7            12,326             9,446          150,000           13,868            10,988          150,000
    8            14,743            12,223          150,000           16,642            14,122          150,000
    9            17,372            15,212          150,000           19,674            17,514          150,000
   10            20,233            18,433          150,000           22,990            21,190          150,000
   11            23,418            21,978          150,000           26,820            25,380          150,000
   12            26,895            25,815          150,000           31,041            29,961          150,000
   13            30,693            29,973          150,000           35,691            34,971          150,000
   14            34,841            34,481          150,000           40,817            40,457          150,000
   15            39,376            39,376          150,000           46,472            46,472          150,000
   20            69,608            69,608          150,000           85,185            85,185          150,000
  AGE
   70           203,654           203,654          236,239          260,203           260,203          301,836
   75           339,193           339,193          362,938          439,917           439,917          470,712
   80           561,038           561,038          589,090          739,196           739,196          776,157
   85           910,846           910,846          956,389        1,224,346         1,224,346        1,285,564
   90         1,446,493         1,446,493        1,518,818        1,997,772         1,997,772        2,097,661
   95         2,312,618         2,312,618        2,335,755        3,278,145         3,278,145        3,310,927

--------------------------------------------------------------------------------
(1) Assumes a $1,800.00 premium (which exceeds the Annualized Minimum Monthly premium) is paid at the beginning of each Policy Year. Values will be different if premiums are paid with a different frequency or in different amounts.

(2) Assumes that no Policy loans or partial withdrawals have been made. Excessive loans or withdrawals may cause the Policy to lapse because of insufficient cash Surrender Value.

 * Based on (1) and (2) above, the Death Benefit Guarantee is in effect during the years shown. Therefore, the Policy remains in force even though the Cash Surrender Value is zero.

 ** Cash Surrender Value does not include the sales charge refund. Based on current charges, the sales charge refund would be $257 at the end of Policy Year 1 and $1,098 at the end of Policy Year 2. Based on guaranteed charges, the sales charge refund would be $114 at the end of Policy Year 1 and $1,098 at the end of Policy Year 2. A sales charge refund may also apply for 24 months following any increase in face amount.

THE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY, AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN, AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS BY A POLICYHOLDER, AND THE DIFFERENT INVESTMENT RETURNS FOR THE FUNDS. THE ACCUMULATION VALUE, CASH SURRENDER VALUE, AND DEATH BENEFIT FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN ABOVE IF THE ACTUAL INVESTMENT RESULTS APPLICABLE TO THE POLICY AVERAGE 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN BE MADE BY US OR BY THE FUNDS THAT THESE HYPOTHETICAL RETURNS CAN BE ACHIEVED FOR ANY ONE YEAR, OR SUSTAINED OVER ANY PERIOD OF TIME.

                        RELIASTAR LIFE INSURANCE COMPANY
                           FLEXIBLE PREMIUM TO AGE 95

                               MALE ISSUE AGE: 40
                                   NON-SMOKER
                            $1,800.00 ANNUAL PREMIUM
                              $150,000 FACE AMOUNT
                          VARIABLE DEATH BENEFIT OPTION

                        ASSUMED HYPOTHETICAL GROSS ANNUAL
                          INVESTMENT RATE OF RETURN: 0%

                          GUARANTEED COSTS                                  CURRENT COSTS
           ----------------------------------------------   ---------------------------------------------
            ACCUMULATION     CASH SURRENDER       DEATH      ACCUMULATION     CASH SURRENDER      DEATH
 POLICY         VALUE             VALUE          BENEFIT         VALUE             VALUE         BENEFIT
  YEAR         (1) (2)           (1) (2)         (1) (2)        (1) (2)           (1) (2)        (1) (2)
--------   --------------   ----------------   ----------   --------------   ----------------   ---------
 1              1,184                 0          151,185*        1,319                 0        151,319*
 2              2,322                 0          152,322*        2,596               136         152,596
 3              3,413                98          153,413         3,832               517         153,832
 4              4,454               854          154,455         5,023             1,423         155,023
 5              5,444             1,844          155,445         6,168             2,568         156,168
 6              6,379             3,139          156,380         7,264             4,024         157,265
 7              7,257             4,377          157,258         8,313             5,433         158,313
 8              8,076             5,556          158,076         9,310             6,790         159,310
 9              8,832             6,672          158,832        10,254             8,094         160,254
10              9,522             7,722          159,522        11,140             9,340         161,140
11             10,171             8,731          160,172        12,075            10,635         162,076
12             10,741             9,661          160,742        12,950            11,870         162,951
13             11,224            10,504          161,224        13,755            13,035         163,756
14             11,606            11,246          161,607        14,482            14,122         164,482
15             11,881            11,881          161,882        15,123            15,123         165,124
20             11,291            11,291          161,291        16,782            16,782         166,783
AGE
70                  0                 0                0         7,127             7,127         157,128
**

--------------------------------------------------------------------------------
(1) Assumes a $1,800.00 premium (which exceeds the Annualized Minimum Monthly premium) is paid at the beginning of each Policy Year. Values will be different if premiums are paid with a different frequency or in different amounts.

(2) Assumes that no Policy loans or partial withdrawals have been made. Excessive loans or withdrawals may cause the Policy to lapse because of insufficient cash Surrender Value.

  * Based on (1) and (2) above, the Death Benefit Guarantee is in effect during the years shown. Therefore, the Policy remains in force even though the Cash Surrender Value is zero.

 ** Policy terminates prior to age 75.

*** Cash Surrender Value does not include the sales charge refund. Based on current charges, the sales charge refund would be $74 at the end of Policy Year 1 and $1,098 at the end of Policy Year 2. Based on guaranteed charges, the sales charge refund would be $0 at the end of Policy Year 1 and $960 at the end of Policy Year 2. A sales charge refund may also apply for 24 months following any increase in face amount.

THE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY, AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN, AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS BY A POLICYHOLDER, AND THE DIFFERENT INVESTMENT RETURNS FOR THE FUNDS. THE ACCUMULATION VALUE, CASH SURRENDER VALUE, AND DEATH BENEFIT FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN ABOVE IF THE ACTUAL INVESTMENT RESULTS APPLICABLE TO THE POLICY AVERAGE 0% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN BE MADE BY US OR BY THE FUNDS THAT THESE HYPOTHETICAL RETURNS CAN BE ACHIEVED FOR ANY ONE YEAR, OR SUSTAINED OVER ANY PERIOD OF TIME.

                        RELIASTAR LIFE INSURANCE COMPANY
                           FLEXIBLE PREMIUM TO AGE 95

                               MALE ISSUE AGE: 40
                                   NON-SMOKER
                            $1,800.00 ANNUAL PREMIUM
                              $150,000 FACE AMOUNT
                          VARIABLE DEATH BENEFIT OPTION

                        ASSUMED HYPOTHETICAL GROSS ANNUAL
                          INVESTMENT RATE OF RETURN: 6%

                          GUARANTEED COSTS                                  CURRENT COSTS
           ----------------------------------------------   ---------------------------------------------
            ACCUMULATION     CASH SURRENDER       DEATH      ACCUMULATION     CASH SURRENDER      DEATH
 POLICY         VALUE             VALUE          BENEFIT         VALUE             VALUE         BENEFIT
  YEAR         (1) (2)           (1) (2)         (1) (2)        (1) (2)           (1) (2)        (1) (2)
--------   --------------   ----------------   ----------   --------------   ----------------   ---------
 1              1,270                 0          151,270*        1,408                 0        151,409*
 2              2,566               106          152,567         2,857               397         152,858
 3              3,889               574          153,890         4,347             1,032         154,348
 4              5,237             1,637          155,237         5,876             2,276         155,877
 5              6,607             3,007          156,607         7,444             3,844         157,444
 6              7,996             4,756          157,996         9,047             5,807         159,048
 7              9,401             6,521          159,402        10,689             7,809         160,690
 8             10,821             8,301          160,822        12,367             9,847         162,367
 9             12,251            10,091          162,252        14,078            11,918         164,078
10             13,687            11,887          163,688        15,819            14,019         165,820
11             15,169            13,729          165,169        17,734            16,294         167,734
12             16,646            15,566          166,646        19,691            18,611         169,691
13             18,108            17,388          168,108        21,681            20,961         171,681
14             19,542            19,182          169,542        23,696            23,336         173,697
15             20,935            20,935          170,936        25,731            25,731         175,732
20             26,802            26,802          176,802        35,900            35,900         185,900
AGE
70             21,869            21,869          171,870        49,471            49,471         199,471
75                  0                 0                0        42,816            42,816         192,816
80                  0                 0                0        14,412            14,412         164,412
**

--------------------------------------------------------------------------------
(1) Assumes a $1,800.00 premium (which exceeds the Annualized Minimum Monthly premium) is paid at the beginning of each Policy Year. Values will be different if premiums are paid with a different frequency or in different amounts.

(2) Assumes that no Policy loans or partial withdrawals have been made. Excessive loans or withdrawals may cause the Policy to lapse because of insufficient cash Surrender Value.

  * Based on (1) and (2) above, the Death Benefit Guarantee is in effect during the years shown. Therefore, the Policy remains in force even though the Cash Surrender Value is zero.7

 ** Policy terminates prior to age 85.

*** Cash Surrender Value does not include the sales charge refund. Based on current charges, the sales charge refund would be $163 at the end of Policy Year 1 and $1,098 at the end of Policy Year 2. Based on guaranteed charges, the sales charge refund would be $25 at the end of Policy Year 1 and $1,098 at the end of Policy Year 2. A sales charge refund may also apply for 24 months following any increase in face amount.

THE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY, AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN, AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS BY A POLICYHOLDER, AND THE DIFFERENT INVESTMENT RETURNS FOR THE FUNDS. THE ACCUMULATION VALUE, CASH SURRENDER VALUE, AND DEATH BENEFIT FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN ABOVE IF THE ACTUAL INVESTMENT RESULTS APPLICABLE TO THE POLICY AVERAGE 6% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN BE MADE BY US OR BY THE FUNDS THAT THESE HYPOTHETICAL RETURNS CAN BE ACHIEVED FOR ANY ONE YEAR, OR SUSTAINED OVER ANY PERIOD OF TIME.

                        RELIASTAR LIFE INSURANCE COMPANY
                           FLEXIBLE PREMIUM TO AGE 95

                               MALE ISSUE AGE: 40
                                   NON-SMOKER
                            $1,800.00 ANNUAL PREMIUM
                              $150,000 FACE AMOUNT
                          VARIABLE DEATH BENEFIT OPTION

                        ASSUMED HYPOTHETICAL GROSS ANNUAL
                         INVESTMENT RATE OF RETURN: 12%

                          GUARANTEED COSTS                                    CURRENT COSTS
           ----------------------------------------------   -------------------------------------------------
            ACCUMULATION     CASH SURRENDER       DEATH      ACCUMULATION     CASH SURRENDER        DEATH
 POLICY         VALUE             VALUE          BENEFIT         VALUE             VALUE           BENEFIT
  YEAR         (1) (2)           (1) (2)         (1) (2)        (1) (2)           (1) (2)          (1) (2)
--------   --------------   ----------------   ----------   --------------   ----------------   -------------
    1            1,355                 0       151,356*            1,499                 0          151,499*
    2            2,821               361        152,822            3,130               670          153,131
    3            4,407             1,052        154,408            4,907             1,307          154,907
    4            6,122             2,522        156,122            6,839             3,239          156,840
    5            7,976             4,376        157,977            8,942             5,342          158,942
    6            9,979             6,739        159,979           11,228             7,988          161,229
    7           12,142             9,262        162,143           13,717            10,837          163,717
    8           14,479            11,959        164,480           16,424            13,904          166,424
    9           17,004            14,844        167,004           19,368            17,208          169,369
   10           19,730            17,930        169,730           22,570            20,770          172,571
   11           22,739            21,299        172,739           26,250            24,810          176,251
   12           25,992            24,912        175,992           30,277            29,197          180,278
   13           29,502            28,782        179,503           34,678            33,958          184,679
   14           33,286            32,926        182,286           39,485            39,125          189,485
   15           37,359            37,359        187,360           44,733            44,733          194,734
   20           62,807            62,807        212,807           79,118            79,118          229,119
  AGE
   70          147,288           147,288        297,288          213,778           213,778          363,778
   75          209,758           209,758        359,759          336,147           336,147          486,147
   80          282,677           282,677        432,677          518,874           518,874          668,874
   85          357,111           357,111        507,112          791,473           791,473          941,474
   90          406,827           406,827        556,827        1,202,741         1,202,741        1,352,741
   95          387,616           387,616        537,676        1,836,972         1,836,972        1,986,972

--------------------------------------------------------------------------------
(1) Assumes a $1,800.00 premium (which exceeds the Annualized Minimum Monthly premium) is paid at the beginning of each Policy Year. Values will be different if premiums are paid with a different frequency or in different amounts.

(2) Assumes that no Policy loans or partial withdrawals have been made. Excessive loans or withdrawals may cause the Policy to lapse because of insufficient cash Surrender Value.

  * Based on (1) and (2) above, the Death Benefit Guarantee is in effect during the years shown. Therefore, the Policy remains in force even though the Cash Surrender Value is zero.

 ** Cash Surrender Value does not include the sales charge refund. Based on current charges, the sales charge refund would be $254 at the end of Policy Year 1 and $1,098 at the end of Policy Year 2. Based on guaranteed charges, the sales charge refund would be $111 at the end of Policy Year 1 and $1,098 at the end of Policy Year 2. A sales charge refund may also apply for 24 months following any increase in face amount.

THE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY, AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN, AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS BY A POLICYHOLDER, AND THE DIFFERENT INVESTMENT RETURNS FOR THE FUNDS. THE ACCUMULATION VALUE, CASH SURRENDER VALUE, AND DEATH BENEFIT FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN ABOVE IF THE ACTUAL INVESTMENT RESULTS APPLICABLE TO THE POLICY AVERAGE 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN BE MADE BY US OR BY THE FUNDS THAT THESE HYPOTHETICAL RETURNS CAN BE ACHIEVED FOR ANY ONE YEAR, OR SUSTAINED OVER ANY PERIOD OF TIME.

                                   APPENDIX D


                    MAXIMUM CONTINGENT DEFERRED SALES CHARGES
                            PER $1,000 OF FACE AMOUNT

                              CHARGE PER $1,000 OF FACE                                         CHARGE PER $1,000 OF FACE
                            AMOUNT (INITIAL FACE AMOUNT OR                                   AMOUNT (INITIAL FACE AMOUNT OR
  INSURED'S AGE AT POLICY    AMOUNT OF REQUESTEDINCREASE)         INSURED'S AGE AT POLICY     AMOUNT OF REQUESTED INCREASE)
 DATE OR EFFECTIVE DATE OF   ---------------------------         DATE OR EFFECTIVE DATE OF    ----------------------------
  INCREASE, AS APPROPRIATE      MALE            FEMALE            INCREASE, AS APPROPRIATE        MALE            FEMALE
---------------------------  ----------       ----------         --------------------------   -----------      -----------
              0               $  1.00          $  1.00                    41                   $  19.60          $  16.10
              1                  1.10             1.00                    42                      20.40             17.20
              2                  1.20             1.00                    43                      21.30             18.00
              3                  1.30             1.00                    44                      22.10             18.90
              4                  1.40             1.00                    45                      23.00             19.50
              5                  1.50             1.00                    46                      23.90             20.60
              6                  1.60             1.00                    47                      24.90             21.70
              7                  1.80             1.00                    48                      25.90             22.50
              8                  2.00             1.00                    49                      27.00             23.30
              9                  2.20             1.20                    50                      28.20             24.20
             10                  2.50             1.40                    51                      29.40             25.20
             11                  2.80             1.60                    52                      30.70             26.20
             12                  3.00             1.80                    53                      32.10             27.20
             13                  3.20             2.00                    54                      33.50             28.00
             14                  3.50             2.20                    55                      35.00             29.50
             15                  3.80             2.40                    56                      36.70             30.70
             16                  4.00             2.60                    57                      38.40             32.00
             17                  4.20             2.80                    58                      40.20             33.40
             18                  4.50             3.00                    59                      42.20             34.80
             19                  4.80             3.20                    60                      44.30             36.40
             20                  5.00             3.50                    61                      45.60             38.10
             21                  5.30             3.90                    62                      45.40             40.00
             22                  5.90             4.20                    63                      45.30             41.90
             23                  6.30             4.50                    64                      44.90             43.90
             24                  6.90             5.00                    65                      44.60             45.50
             25                  7.50             5.50                    66                      44.30             45.00
             26                  7.80             6.10                    67                      43.90             44.60
             27                  8.40             6.70                    68                      43.60             44.10
             28                  8.80             7.30                    69                      43.30             43.70
             29                  9.40             7.70                    70                      43.10             43.30
             30                 10.00             8.00                    71                      42.80             42.90
             31                 10.80             8.60                    72                      42.60             42.50
             32                 11.50             9.20                    73                      42.40             42.10
             33                 12.30             9.80                    74                      42.20             41.70
             34                 13.10            10.40                    75                      41.90             41.20
             35                 14.00            11.00                    76                      41.60             40.80
             36                 14.90            11.60                    77                      41.30             40.40
             37                 15.70            12.20                    78                      41.00             39.90
             38                 16.80            12.80                    79                      40.70             39.50
             39                 17.90            13.90                    80                      40.50             39.10
             40                 19.00            15.00

                                   APPENDIX E


              SURRENDER CHARGE GUIDELINE PER $1,000 OF FACE AMOUNT


     The following table provides the Surrender Charge Guideline factors that are used in determining the Sales Charge Refund during the first two Policy Years or the first two years following a requested increase in Face Amount (see section entitled "Sales Charge Refund" in Prospectus). The Surrender Charge Guideline factors are based upon the provisions of Rule 6e-3(T) adopted by the Securities and Exchange Commission.

                              CHARGE PER $1,000 OF FACE                                         CHARGE PER $1,000 OF FACE
                            AMOUNT (INITIAL FACE AMOUNT OR                                   AMOUNT (INITIAL FACE AMOUNT OR
  INSURED'S AGE AT POLICY    AMOUNT OF REQUESTEDINCREASE)         INSURED'S AGE AT POLICY     AMOUNT OF REQUESTED INCREASE)
 DATE OR EFFECTIVE DATE OF   ---------------------------         DATE OR EFFECTIVE DATE OF    ----------------------------
  INCREASE, AS APPROPRIATE      MALE            FEMALE            INCREASE, AS APPROPRIATE        MALE            FEMALE
---------------------------  ----------       ----------         --------------------------   -----------      -----------
              0               $  5.97          $  4.46                    41                   $  37.23          $  27.91
              1                  6.14             4.58                    42                      39.06             29.27
              2                  6.39             4.77                    43                      40.97             30.69
              3                  6.67             4.97                    44                      42.98             32.19
              4                  6.95             5.18                    45                      45.09             33.76
              5                  7.26             5.40                    46                      47.30             35.40
              6                  7.58             5.64                    47                      49.62             37.14
              7                  7.92             5.89                    48                      52.07             38.96
              8                  8.28             6.15                    49                      54.64             40.89
              9                  8.66             6.42                    50                      57.34             42.91
             10                  9.06             6.71                    51                      60.18             45.04
             11                  9.48             7.02                    52                      63.16             47.28
             12                  9.92             7.34                    53                      66.29             49.64
             13                 10.38             7.67                    54                      69.58             52.13
             14                 10.85             8.03                    55                      73.03             54.76
             15                 11.34             8.39                    56                      76.66             57.53
             16                 11.85             8.77                    57                      80.47             60.47
             17                 12.37             9.17                    58                      84.48             63.57
             18                 12.91             9.59                    59                      88.70             66.87
             19                 13.47            10.03                    60                      93.15             70.38
             20                 14.07            10.49                    61                      97.82             74.10
             21                 14.69            10.98                    62                     102.75             78.05
             22                 15.34            11.48                    63                     107.93             82.23
             23                 16.03            12.02                    64                     113.38             86.67
             24                 16.76            12.58                    65                     119.11             91.37
             25                 17.53            13.17                    66                     125.14             96.36
             26                 18.35            13.79                    67                     131.50            101.66
             27                 19.21            14.44                    68                     138.21            107.32
             28                 20.11            15.12                    69                     145.30            113.37
             29                 21.07            15.84                    70                     152.79            119.85
             30                 22.08            16.60                    71                     160.71            126.78
             31                 23.14            17.39                    72                     169.07            134.21
             32                 24.26            18.22                    73                     177.88            142.15
             33                 25.43            19.10                    74                     187.17            150.62
             34                 26.66            20.03                    75                     196.97            159.67
             35                 27.96            21.00                    76                     201.77            167.86
             36                 29.32            22.02                    77                     212.73            178.12
             37                 30.76            23.09                    78                     224.41            189.17
             38                 32.26            24.21                    79                     236.91            201.12
             39                 33.84            25.39                    80                     250.35            214.09
             40                 35.49            26.62

                                       E-1